                      IMMEDIATE VARIABLE ANNUITY CONTRACT
                            VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes an individual, immediate variable annuity contract (the "contract") offered by Minnesota Life Insurance Company. It may be used in connection with all types of personal retirement plans.

Your contract values are invested in our Variable Annuity Account. The Variable Annuity Account invests in shares of the Index 500 Portfolio of the Advantus Series Fund, Inc. The value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Index 500 Portfolio, except as payments are guaranteed in amount by Minnesota Life. The contract lets you make additional purchase payments and withdrawals during part of the time you are receiving annuity payments.

This Prospectus includes information you should know before purchasing a contract. You should read and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

           THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                    PROSPECTUS OF ADVANTUS SERIES FUND, INC.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

The date of this document and the Statement of Additional Information is May 1, 2001.

           THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

            TABLE OF CONTENTS

                                                                                    PAGE
                                                                                    ----
                      SPECIAL TERMS                                                    1
                      QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT        3
                      EXPENSE TABLE                                                    6
                      CONDENSED FINANCIAL INFORMATION                                  9
                      GENERAL DESCRIPTIONS                                             9
                            Minnesota Life Insurance Company                           9
                            Separate Account                                           9
                            Advantus Series Fund, Inc.                                10
                            Additions, Deletions or Substitutions                     10
                      CONTRACT CHARGES                                                11
                            Sales Charges                                             12
                            Risk Charge                                               13
                            Mortality and Expense Risk Charges                        13
                            Administration Charge                                     14
                      DESCRIPTION OF THE CONTRACTS                                    14
                            General Provisions                                        14
                            Annuity Payments and Options                              16
                            Death Benefits                                            19
                            Purchase Payments and Value of the Contract               20
                            Redemptions                                               22
                      VOTING RIGHTS                                                   26
                      FEDERAL TAX STATUS                                              26
                      PERFORMANCE DATA                                                33
                      STATEMENT OF ADDITIONAL INFORMATION                             33
                      APPENDIX A -- TAXATION OF QUALIFIED PLANS                      A-1
                      APPENDIX B -- COMPUTATION AND EXAMPLES OF WITHDRAWALS          B-1
                      APPENDIX C -- IMMEDIATE VARIABLE ANNUITY ILLUSTRATION          C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

AGE:  the age of a person at nearest birthday.

ANNUITANT: the person named on page one of the contract who may receive lifetime benefits under the contract. Except in the event of the death of either annuitant prior to the annuity payment commencement date, joint annuitants will be considered a single entity.

ANNUITY PAYMENT COMMENCEMENT DATE: the first annuity payment date as specified on page one of the contract.

ANNUITY PAYMENT DATE: each day indicated by the annuity payment commencement date and the annuity payment frequency for an annuity payment to be determined. This is shown on page one of the contract.

ANNUITY PAYMENTS: payments made at regular intervals to the annuitant or any other payee. The annuity payments will increase or decrease in amount. The changes will reflect the investment experience of the sub-account of the separate account.

ANNUITY UNIT:  the standard of value for the variable annuity payment amount.

BENEFICIARY: the person, persons or entity designated to receive death benefits payable in the event of the annuitant's death.

CASH VALUE: the dollar amount available for withdrawal under the contract at any time. A cash value exists only as long as both the number of cash value units and the applicable factor from the cash value factor table shown in the contract are greater than zero.

CASH VALUE PERIOD: the time during which there is a cash value under the contract. The cash value period begins on the annuity commencement date and ends on the cash value end date shown on page one of the contract.

CASH VALUE UNIT: the measure of your interest in the Separate Account that is available for withdrawal during the cash value period.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT DATE:  the effective date of a contract.

FUND: Advantus Series Fund, Inc. or any mutual fund or separate investment portfolio within a series mutual fund which is designated as an eligible investment for the Separate Account.

GENERAL ACCOUNT: all of our assets other than those in the Separate Account or in other separate accounts established by us.

GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT: the amount which is guaranteed as the minimum annuity payment amount. This amount is payable regardless of the performance of the Sub-Account. Purchase payments and cash value withdrawals will change the guaranteed minimum annuity payment amount.

JOINT OWNER: the person designated to share equally in the rights and privileges provided to the owner of this contract. Only you and your spouse may be named as a joint owner in those states where we offer joint contracts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan which provide benefits using these contracts.

PURCHASE PAYMENT DATE: the date we receive a purchase payment in our home office.

PURCHASE PAYMENTS:  amounts paid to us as consideration for the contract.

SEPARATE ACCOUNT: a separate investment account entitled Variable Annuity Account. The assets of the Separate Account are ours. Those assets are not subject to claims arising out of any other business which we may conduct. The Separate Account is composed of a number of sub-accounts.

SURRENDER VALUE: the surrender value of the contract shall be the total annuity value as of the date of surrender plus the amounts deducted from purchase payments. These include deductions for sales charges, risk charges and state premium taxes where applicable.

TOTAL ANNUITY VALUE: the total annuity value represents your total interest in the Separate Account.

VALUATION DATE:  any date on which a Fund is valued.

VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

WRITTEN REQUEST: a request in writing signed by you. In the case of joint owners, the signatures of both owners will be required to complete a written request. In some cases, we may provide a form for your use. We may also require that the contract be sent to us along with your written request.

YOU, YOUR: the owner of this contract. The owner may be the annuitant or someone else. The owner is named in the application.

1940 ACT: the Investment Company Act of 1940, as amended, or any similar successor federal legislation.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments for the life of a person or for the joint lifetimes of the annuitant and another person and thereafter during the lifetime of the survivor. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account of an insurance company is called a variable annuity.

WHAT IS AN IMMEDIATE ANNUITY?

An immediate annuity provides for annuity payments beginning within a relatively short period after contract issue. This type of annuity is distinguished from a deferred annuity where contract values may be left with an insurance company or separate account for some years before annuity payments begin. In some states this period is shortened so that the contract may be considered to be an immediate annuity within that state.

WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?

The contract is an immediate, variable annuity contract with scheduled annuity payments. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately and must begin on a date within 12 months after the issue date of the contract. Purchase payments are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which invests only in the Index 500 Portfolio of the Fund.

IS THERE A GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT?

Yes. You will receive at least the guaranteed minimum annuity payment amount shown in your contract. Each variable annuity payment will vary upwards or downwards in accordance with the performance of the Sub-Account. However, if Sub-Account performance produces a payment that would be less than the guaranteed minimum annuity payment amount, you will get the guaranteed amount instead. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value, or

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount. We determine this amount when we issue your contract. It is shown on page one of the contract. If an additional purchase payment is made, we guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed. If you withdraw cash value amounts, the guaranteed annuity payment amount will be reduced by the same proportion that the withdrawal reduces the number of annuity units.

IS THE AMOUNT OF THE CASH VALUE OF THE CONTRACT GUARANTEED?

No. The cash value of the contract decreases as annuity payments are made. It will also increase or decrease based upon the performance of the Sub-Account of the Separate Account. This is reflected in the annuity unit value. We do not guarantee the performance of any Sub-Account, nor do we guarantee the annuity unit value, which may fall to zero. The performance of the Sub-Account will not affect the duration of the cash value period.

ARE THERE LIMITATIONS ON PURCHASE PAYMENTS?

Yes. A purchase payment in an amount of at least $10,000 is required in order for us to issue the contract. Contracts will not be issued for less than that amount.

After we issue the contract, you may make additional purchase payments. This right extends only until the end of the cash value period of the contract. This period is shown on page one of the contract. You may make more purchase payments only while the annuitant or joint annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract limitation for amounts which are received after the contract effective date as part of an integrated rollover or Section 1035 transaction.

Whenever an additional purchase payment is made under a contract during the cash value period, the amount of that additional payment will be added to the remaining investment in the contract and a new exclusion amount will be calculated for the contract based on the then current IRS defined life expectancy of the annuitant or annuitants.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

Total purchase payments may not exceed $1,000,000 except with our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring special advance consent.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE SEPARATE ACCOUNT?

Purchase payments are allocated to the Sub-Account which invests in shares of the Index 500 Portfolio of the Fund (the "Portfolio").

There is no assurance that the Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolio can be found in the current prospectus for the Fund, which is attached to this Prospectus. You should carefully read the Fund prospectus before purchasing the contract.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

There are charges which reduce purchase payments and charges made directly to the assets held in the Separate Account.

A deduction for a sales charge and a risk charge is made from purchase payments. The sales charge is up to 4.5% of purchase payments.

The risk charge, for guaranteeing the minimum annuity payment amount, may be as much as 2% of each purchase payment. Currently, this charge is made at the per annum rate of 1.25% of purchase payments.

We deduct a daily charge of .80% of the net asset value of the Separate Account on an annual basis for our mortality and expense risk guarantees. We reserve the right to increase this charge to 1.40% on an annual rate.

The Portfolio pays advisory and other expenses. Total advisory and other expenses of the Portfolio are .43% of average daily net assets of the Portfolio on an annual basis.

We deduct an administrative charge from the net asset value of the Separate Account in the amount of .15% computed daily, on an annual basis. We reserve the right to increase this charge to .40%.

Deductions for any applicable premium taxes may also be made from purchase payments (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

The following expense table will illustrate these expenses to assist you in understanding the contract's changes.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expenses of the individual, immediate variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL, IMMEDIATE VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

      CUMULATIVE TOTAL          SALES CHARGE AS A PERCENTAGE
      PURCHASE PAYMENTS             OF PURCHASE PAYMENTS
-----------------------------   ----------------------------
$             0 to 499,999.99              4.500%
        500,000 to 749,999.99              4.125
      750,000 to 1,000,000.00              3.750
 1,000,000.01 to 1,499,999.99              3.375
    1,500,000 to 1,999,999.99              3.000
    2,000,000 to 2,499,999.99              2.625
    2,500,000 to 2,999,999.99              2.250
    3,000,000 to 3,999,999.99              1.875
    4,000,000 to 5,000,000.00              1.500
Risk Charge                                 1.25%
                                           -----
Total Contract Expenses                     5.75%
(assuming maximum
sales charge)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE  OF AVERAGE ACCOUNT VALUE)

                                                                    MAXIMUM
                                                       CURRENT      POSSIBLE
                                                        CHARGE       CHARGE
                                                       --------     --------
Mortality and Expense Risk Fees*                         0.80%        1.40%
Administrative Charge*                                   0.15%        0.40%
                                                        -----        -----
Total Separate Account Annual Expenses                   0.95%        1.80%

ADVANTUS SERIES FUND, INC. INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                                          0.12%
Distribution Fees                                        0.25%
Other Expenses                                           0.06%
                                                        -----
Total Index 500 Portfolio Annual Expenses                0.43%
                                                        =====

EXAMPLES:

Whether or not you surrender your contract at the end of the applicable time period:

                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             --------   --------   --------   --------
You would pay the following expenses on a      $707       $987      $1,287     $2,137
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of
  current charges:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            --------   --------   --------   --------
You would pay the following expenses on a     $788      $1,232     $1,701     $2,992
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of the
  maximum possible charges*:

*Under the terms of the contract, total mortality and expense risk fees may be increased to as much as 1.40% (provided any necessary regulatory approvals are obtained) and the administrative charge may be increased to as much as .40%.

These figures are based on the assumption that the contract will accumulate in value prior to the annuity payment commencement date at a 5% annual return on assets for one, three, five and ten years, respectively. The maximum period allowable between the issuance of a contract and the commencement of annuity payments is one year.

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon applicable law.

The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CAN YOU SURRENDER THE CONTRACT?

Yes. Before annuity payments begin, you can surrender the contract for its surrender value. The surrender value is its total annuity value plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

CAN YOU MAKE WITHDRAWALS FROM THE CONTRACT?

Yes. During the cash value period, you can make withdrawals of the cash value from the contract, pursuant to your written request. Each withdrawal must be in an amount of at least $500 or, if the cash value of the contract is less than that amount, all of the total remaining cash value in the contract must be withdrawn. Withdrawals are not allowed during the period before annuity payments begin.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value depends upon the number of cash value units in the contract. The number of cash value units and the cash value period are shown on page one of each contract. If you make later purchase payments or withdrawals we will give you a new page one.

When a withdrawal is made during the cash value period, the amount of the annuity payment to be received by the annuitant after the withdrawal will be recalculated. The guaranteed minimum annuity payment amount will be redetermined as well. Each will be adjusted downward to reflect the withdrawal of cash value.

When a withdrawal is taken, an amount equal to the lesser of (i) the amount withdrawn or (ii) the net gain received from the contract will be taxable as ordinary income for that year. Net gain, for this purpose, is the total annuity value prior to the withdrawal less the investment in the contract. The balance of the amount withdrawn will be considered a return of the investment in the contract, and not as taxable income. Any portion of the withdrawal that is not taxable as ordinary income will be deducted from the investment in the contract and a new exclusion amount will be calculated for the contract.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

You may select one of two variable annuity options. One provides for lifetime variable annuity payments based on the life of a single annuitant, the other provides for the lifetime variable annuity payments based upon the combined lives of joint annuitants.

WHAT HAPPENS IF THE ANNUITANT DIES?

If the annuitant, or one of the named joint annuitants dies before annuity payments begin, we will pay a death benefit to you or the named beneficiary. This death benefit will be the sum of the contract's total annuity value plus the amounts deducted from the contract's purchase payments for sales charges, risk charges and state premium taxes, where applicable.

If the annuitant dies after annuity payments have begun, or after the second death in the case of joint annuitants, we will pay a death benefit. It will be equal to the cash value, if any, of the contract as of the date of the annuitant's death.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Portfolio held for their contracts in the Sub-Account of the Separate Account.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Contract values are invested in a single Portfolio.
(END SIDEBAR)

CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. No condensed financial information is presented as the variable annuity contract described in this Prospectus has no accumulation units or associated information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone:
1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. SEPARATE ACCOUNT

We established the Variable Annuity Account on September 10, 1984. The Separate Account is registered as a "unit investment trust" with the SEC under the 1940 Act, but such registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Separate Account.

The assets of the Separate Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Separate Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Separate Account is composed of a number of Sub-Accounts. The Separate Account has one Sub-Account available for your purchase payments to the contract. That Sub-Account invests in the Index 500 Portfolio.

(SIDEBAR)
Contract values are invested in a single Portfolio. We may change the Portfolios offered under the contract.
(END SIDEBAR)

C. ADVANTUS SERIES FUND, INC.

Advantus Series Fund, Inc. (the "Fund"), is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future.

Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

The only Portfolio of the Fund which is available for investment by the contract is the Index 500 Portfolio.

A prospectus for the Fund is attached to this Prospectus. You should carefully read the Fund's prospectus before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Separate Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another Fund for a sub-account. Substitution may be with respect to existing total annuity values and cash values, future purchase payments and future annuity payments.

We reserve the right to transfer assets of the separate account to another separate account.

We may also establish additional Sub-Accounts in the Separate Account and we reserve the right to add, combine or remove any Sub-Accounts of the Separate Account. Each additional Sub-Account will purchase shares in a new portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining to eliminate one or more of the Sub-Accounts of the Separate Account. The addition of any investment option will be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Separate Account under the 1940 Act, to restrict or eliminate any voting rights of the contract owners, and to combine the Separate Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

Under this contract, there are deductions for charges from purchase payments and other charges which are made directly to the Separate Account. Deductions from purchase payments are made for sales charges, risk charges and state premium taxes, where applicable. Deductions for the mortality risk charge, expense risk charge and the administrative charge are all deducted on each valuation date from the Separate Account.

In addition to the charges which are applied under the contract, there are also charges associated with the Index 500 Portfolio of the Fund. These charges, which are not guaranteed, cover the advisory and other expenses of the Index 500 Portfolio. Current total advisory and other expenses of the Portfolio are .43% of average daily net assets of the Portfolio on an annual basis. More information can be obtained in the prospectus for the Fund, which is attached to this Prospectus.

(SIDEBAR)
A sales charge of up to 4.5% may apply.
(END SIDEBAR)

A. SALES CHARGES

A sales charge is deducted from the purchase payments. The percentage amount of the deduction is as follows:

      CUMULATIVE TOTAL         SALES CHARGE AS A PERCENTAGE
     PURCHASE PAYMENTS             OF PURCHASE PAYMENTS
----------------------------   ----------------------------
$            0 to 499,999.99               4.500%
       500,000 to 749,999.99               4.125
     750,000 to 1,000,000.00               3.750
1,000,000.01 to 1,499,999.99               3.375
   1,500,000 to 1,999,999.99               3.000
   2,000,000 to 2,499,999.99               2.625
   2,500,000 to 2,999,999.99               2.250
   3,000,000 to 3,999,999.99               1.875
   4,000,000 to 5,000,000.00               1.500

The applicable percentage will be based on the total cumulative purchase payments to the date of payment, including the new purchase payment. In addition, if you purchase multiple contracts at different times, purchase payments made under all contracts will be aggregated solely for the purpose of determining the sales charge applicable to those purchase payments made to later contracts.

These sales charges may be waived in whole or in part where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sale of the contracts or where the contract is sold in anticipation of reduced expenses in group or group-type situations. We will not eliminate or reduce a sales charge if that would be unfairly discriminatory to any person or class of persons.

The full amount of the sales charge for the Adjustable Income Annuity described in this Prospectus will be applied to purchase payments. However, certain sales charges on your old contract may be waived.

For certain variable annuity contracts issued by us prior to May 1, 2000, we will waive the sales charge on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity.

For certain variable annuity contracts issued by us on or after May 1, 2000, we will waive the sales charge remaining on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity according to the following schedule:

CUMULATIVE ACCUMULATION VALUE APPLIED TO
 PURCHASE AN ADJUSTABLE INCOME ANNUITY                 SALES CHARGE WAIVED
----------------------------------------       ------------------------------------
         $          0 to 499,999                       anytime after issue
            500,000 to 1,999,999                   2 years after issue or later
          2,000,000 to 5,000,000                   5 years after issue or later

For persons who are current owners of our MOA Select and MOA Achiever variable annuity contracts, the value applied in the exchange will be the total

(SIDEBAR)
The risk charge is 1.25%.
The mortality and expense risk charge is .80%.
(END SIDEBAR)
purchase payments made to those contracts. For all other variable annuity contracts issued by us, the value applied in this exchange will be the accumulation value in those contracts.

B. RISK CHARGE

A risk charge is deducted from each purchase payment for our guarantee of the minimum annuity payment amount. The risk charge may be as much as 2% of each purchase payment. Currently, this charge is made at the rate of 1.25% of purchase payments made to the contract. This rate is not guaranteed for future purchase payments made under the contract and may change based upon our experience.

If this deduction proves to be insufficient to cover our actual costs of the risk assumed by us in providing a guaranteed minimum payment, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

C. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk by our obligation to continue to make scheduled annuity payments, in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the scheduled annuity payments received under the contract. Our actual mortality results will not adversely affect any payments or values.

We assume an expense risk by assuming that deductions in the contracts will be adequate to cover our actual expenses. Our actual expense results will not adversely affect any payments or values.

For assuming these risks, we currently make a deduction from the net asset value of the Separate Account at an annual rate of .80%. This is 0.55% for the mortality expense risk charge and 0.25% for the expense risk charge. We have the right to increase these charges. If these charges are increased to the maximum amount, then the total for the mortality risk and expense risk charges would be 1.40% on an annual basis.

If these deductions prove to be insufficient to cover our actual costs, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the sales charge.

(SIDEBAR)
The administrative charge is .15%.
The contract is an immediate payment variable annuity. It may be used with a variety of retirement plans.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

D. ADMINISTRATION CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue rules, the preparation and issue of the contract, the receipt of purchase payments, forwarding amounts to the Fund for investment, the calculation of the guaranteed minimum annuity payment amount, the preparation and mailing of periodic reports and the performance of other services.

As consideration for providing these services, we currently make a deduction from the Separate Account at the annual rate of 0.15%. We reserve the right to increase this charge. If we do, the amount of this charge will not exceed 0.40%.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Variable Annuity Contract

The contract is an individual, immediate, variable annuity contract issued by us. It provides for scheduled annuity payments on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately. They must begin on a date within 12 months after the issue date of the contract. Purchase payments received by us under a contract are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which are then invested in the Portfolio.

This type of contract may be used in connection with a pension or profit sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a variable annuity which is paid on the basis of a single or joint life annuity. The annuity option elected may not be changed.

2. Issuance of Contracts

The contracts are issued to you. The owner of the contract may be the annuitant or someone else. The contract may be owned by two persons jointly. In some states, we may not offer joint contracts.

3. Modification of the Contracts

A written agreement between you and us may modify a contract. However, no modification will adversely affect the rights of an annuitant under the contract unless it is made to comply with a law or government regulation. You will have the right to accept or reject a modification. You cannot reject a modification where the contract is used in a tax-qualified arrangement, and the change is required to conform the contract with tax laws or regulations.

(SIDEBAR)
You cannot pay more than $1 million unless we consent to a larger purchase payment.
(END SIDEBAR)

4. Assignment

The annuitant, or the joint annuitants, can direct or assign the contract annuity payments so that they are paid to someone else. We will not be bound by any assignment until we have recorded a written request of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action before it was recorded. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

If the contract is part of a tax-qualified program (including employer-sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

5. Limitations on Purchase Payments

Purchase payments must be made at our home office. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. When we receive a purchase payment, we will send you a confirmation statement and an updated page one for the contract.

A purchase payment in an amount of at least $10,000 will be required in order for us to issue the contract. We will not issue a contract for less than that amount.

After the contract has been issued, you may make additional purchase payments. You can do this only during the cash value period of the contract as shown on page one. Additional purchase payments may be made only while the annuitant or joint annuitant, if any, is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract provision for amounts which are received after contract issue if it is part of an integrated rollover or Section 1035 transaction. When you make additional purchase payments, those purchase payments will result in a recalculation of your investment in the contract and a determination of a new exclusion amount. You may also wish to consult with your tax adviser.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

You may not make total purchase payments which exceed the amount of $1,000,000 unless you have our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring specific advance consent.

Some states will limit these contracts to a single purchase payment.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

6. Deferment of Payment

Whenever we make any payment in a single sum, we will make it within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Commission,

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund,

    - or such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is nonparticipating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. If any distribution of divisible surplus is made, it will take the form of the purchase of additional annuity units.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of

    - the mortality table specified in the contract, which reflects the age of the annuitant or the joint annuitants, and

    -  the investment performance of the Sub-Account.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amount of each scheduled annuity payment) will reflect investment gains and losses and investment income of the Portfolio. The amount of the annuity payment will increase or decrease from one annuity payment date to the next unless affected by the guaranteed minimum annuity payment amount.

2. Electing the Annuity Commencement Date

The contracts are issued as immediate annuities on the contract date. When you purchase a contract, you must indicate the annuity commencement date. It must be within 12 months from the contract date. Some jurisdictions may restrict this time limit to a shorter period.

(SIDEBAR)
Two annuity options are available. Each is payable only as a variable annuity. The amount of your first annuity payment depends on the age of the annuitant, the annuity option and the frequency of payments.
(END SIDEBAR)

An annuity payment may begin on any day of the month. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

The contracts provide for two lifetime annuity options, a life annuity or a joint and last survivor annuity. Each annuity payment option is available only as a variable annuity. No additional annuity options are provided or allowed under the contracts.

The amount of the first scheduled payment depends on the annuity option elected, the age of the annuitant and the joint annuitant, if any, and the frequency of payments.

LIFE ANNUITY

This is a scheduled annuity payable during the lifetime of the annuitant. Annuity payments terminate with the last scheduled payment preceding the death of the annuitant if the annuitant's death occurs after the cash value period has expired. If the annuitant dies during the cash value period, the beneficiary will be paid a death benefit that permits the beneficiary to elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value amount. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary.

JOINT AND LAST SURVIVOR ANNUITY

This is a scheduled annuity payable during the joint lifetime of the annuitant and a designated joint annuitant. Payments continue during the remaining lifetime of the survivor. If the last surviving annuitant dies during the cash value period, the beneficiary will be paid a death benefit. The beneficiary may elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant.

4. Determination of Amount of Variable Annuity Payments

Unless annuity payments are based on the guaranteed minimum annuity payment amount, the dollar amount of each variable annuity payment is equal to:

    -  the number of annuity units in the contract, multiplied by

    -  the annuity unit value as of the due date of the payment.

A number of annuity units is credited at issuance of the contract based upon the initial annuity payment amount attributable to the initial purchase payment

(SIDEBAR)
Payments are guaranteed at 85% of your initial variable annuity payment amount. (END SIDEBAR)

received for the contract. The number of annuity units to be credited is determined by dividing the initial annuity payment amount by the annuity unit value as of the contract date. The number of annuity units remains unchanged except as adjusted for your additional purchase payments, cash value withdrawals or an annuitant's death.

The initial annuity payment amount is determined by applying the purchase payment, after deductions, to the appropriate annuity purchase rate per $1,000. Deductions from purchase payments may include premium taxes. Where applicable, these taxes currently range from 0% to 3.5%.

The initial annuity payment amount depends on the annuity form you elected and upon the adjusted age of the annuitant and the joint annuitant, if any. The initial annuity payment amount is also based upon annuity payment purchase rate tables which assume an interest rate of 4.5% per annum. The 4.5% interest rate will produce level annuity payments if the net investment performance remains constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment performance is less than, equal to, or greater than 4.5%.

The amount of the first annuity payment after the initial purchase payment, or after an addition or withdrawal, may be different than the initial annuity payment amount used to determine the number of annuity units credited at the time of that transaction. The actual annuity payment amount on any due date is the number of annuity units multiplied by the annuity unit value on the due date of the payment. We will pay the guaranteed minimum annuity payment amount if that amount is greater. The annuity unit value recognizes the net sub-account performance between the date of a transaction and the date the annuity payment is calculated for payment.

5. Amount of Second and Subsequent Scheduled Annuity Payments

Unless annuity payments are the guaranteed minimum annuity payment amount, the dollar amount of the second and later variable annuity payments is equal to:

    - the number of annuity units determined for the Sub-Account, multiplied by

    - the annuity unit value as of the due date of the payment. This amount will increase or decrease from payment to payment.

6. The Guaranteed Minimum Annuity Payment Amount

You will receive at least the guaranteed minimum annuity payment amount specified in your contract. Each variable annuity payment will vary upwards or downwards in accordance with investment performance unless it would be less than the guaranteed minimum annuity payment amount. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units multiplied by the annuity unit value, or

(SIDEBAR)
This immediate variable annuity has a death benefit during the cash value period.
(END SIDEBAR)

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount.

The guaranteed amount is determined on the contract issue date and shown on page one of the contract. If an additional purchase payment is made, we will guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed when you make that purchase payment. If you withdraw cash value amounts under the contract, it will reduce the guaranteed annuity payment amount by the same proportion that the withdrawal reduces the number of annuity units.

C. DEATH BENEFITS

The contracts provide that in the event of the death of the annuitant or a joint annuitant before the annuity payments begin, a death benefit will be paid to you or, if applicable, to your beneficiary. The death benefit will be paid when we receive due proof, satisfactory to us, of the death at our home office. The death benefit will be the sum of:

    -  the total annuity value of the contract, plus

    - the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

Death proceeds will be paid in a single sum to the beneficiary designated to receive a lump sum benefit. Payment will be made within seven days after we receive due proof of death.

We will pay the cash value of the contract, if any, as a lump sum death benefit in the event of the death of the annuitant or the second joint annuitant after annuity payments have begun. We will pay the death benefit to the beneficiary. The beneficiary may elect to receive annuity payments during the remainder of the cash value period rather than a lump sum benefit. However, the number of annuity units will be set as a number equal to the number of cash value units as of the date of the annuitant's death. The annuity payments to the beneficiary will terminate at the end of the cash value period. Then, the guaranteed minimum annuity payment amount will be adjusted in proportion to any change in the number of annuity units. The new guaranteed minimum annuity payment amount will be equal to:

    - the guaranteed minimum annuity payment amount just prior to the annuitant's death, multiplied by

    -  the number of annuity units after the annuitant's death,

    -  divided by the number of annuity units prior to the annuitant's death.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
This immediate annuity allows you to make additional purchase payments.
(END SIDEBAR)

If the beneficiary elects to continue the annuity payments, the cash value will also continue on the beneficiary's behalf as part of the death benefit. This allows the beneficiary to withdraw any or all of the cash value available at any time during the remaining cash value period. As with cash value withdrawals while the annuitant is alive, cash value withdrawals by the beneficiary after the annuitant's death will reduce future annuity payments and the guaranteed minimum annuity payment amount. Except as noted below, the entire interest in the contract must be distributed within five years of an owner's death.

Death benefits payable after the annuitant's death must be distributed at least as rapidly as under the method elected by the annuitant or annuitants.

If you are not an annuitant and you die, or if any joint owner who is not an annuitant dies, a death benefit will be paid. This death benefit will be the same amount as the amount that would be paid on the death of the annuitant or joint annuitant. It will be paid out in the same manner, except that if death occurs before the annuity payments begin, the death benefit will be paid out within five years of the date of death. When we pay a death benefit on the death of the owner, no other contract benefits are then payable.

You can file a written request with us to change the beneficiary. It will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date you signed the request. However, if a death occurs before the request has been recorded, the request will not be effective as to any death proceeds we have paid before the request was recorded in our home office. If a beneficiary dies, that beneficiary's interest in a contract ends with his or her death. Only those beneficiaries who survive will be eligible to share in the amount payable to the beneficiary at the annuitant's death. If there is no surviving beneficiary upon the death of the annuitant, any remaining value of death benefit payable to the beneficiary will be paid to the annuitant's estate.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Annuity and Cash Value Units

You must complete an application and send it to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, we will issue a contract. The initial purchase payment for the contract must be an amount of at least $10,000.

If we receive money and an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received and accepted. We will offer to return the initial purchase payment with an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in the form of annuity units and cash value units. Each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office, except for the initial purchase payment. The number of annuity and cash value units credited with respect to each purchase payment is determined by:

    - dividing the initial annuity payment amount attributable to the purchase payment by

    - the then current annuity unit value for the Sub-Account on the date the purchase payment is credited.

The net amount of each purchase payment, after deductions, will be applied to purchase an additional initial annuity payment amount at least as great as that determined by using the guaranteed annuity payment purchase rate table for new purchase payments included in the contract. When a purchase payment is made, if we are using a more favorable table of annuity payment purchase rates for new purchase payments, we will use that table instead.

The number of annuity and cash value units determined shall not be changed by any subsequent change in the value of a unit, but the value of a unit will vary from valuation date to valuation date to reflect the investment experience of the Sub-Account.

We will determine the value of annuity units on each day on which the Portfolio of the Fund is valued.

Cash value units will be credited for each purchase payment in a number equal to the number of annuity units credited for each respective purchase payment.

2. Total Annuity Value of the Contract

The total annuity value of the contract at any time is the present value of the future annuity payments expected to be made under the contract. The total annuity value represents your total interest in the Separate Account.

When the annuitant is alive, the total annuity value is equal to:

    - the sum of the number of cash value units, multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract,

    - plus the number of annuity units in excess of the number of cash value units,

    -  multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract.

After the annuitant's death, if the beneficiary elects to continue annuity payments for the remainder of the cash value period, the total annuity value will be equal to the cash value at all times during the cash value period.

(SIDEBAR)
The contract may be surrendered before annuity payments begin.
This immediate annuity allows cash withdrawals during the cash value period. (END SIDEBAR)

3. Value of the Annuity Unit

The value of an annuity unit for the Sub-Account is determined on each valuation date by using the product of:

    -  the value of an annuity unit on the preceding valuation date,

    - the net investment factor for the Sub-Account for the valuation period ending on the current valuation date, and

    - a daily factor (.999879) which adjusts the value for the effect in the valuation period of the 4.5% annual assumed interest rate that has already been built into each contract's total annuity value, cash value and annuity payment calculations.

4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For the Sub-Account, the net investment factor for a valuation period is the gross investment rate for the valuation period, less a deduction for the mortality and expense risk charges and the administrative charge at the current rate of 0.95% per annum.

The gross investment rate is equal to:

    - the net asset value of a Portfolio share determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value of a Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Withdrawals and Surrender

Withdrawals are not allowed prior to the "cash value period" which begins when annuity payments begin. At any time during the cash value period of the contract, you may request a withdrawal from the cash value of the contract. Each withdrawal must be in an amount of at least $500. However, if the cash value of the contract is less than that amount, the total of any remaining cash value in the contract must be withdrawn. Other restrictions on withdrawals may be present when the contract is used in conjunction with tax qualified programs. You must make a written request for any withdrawal or surrender. Appendix B contains examples of contract changes when there is a withdrawal.

You may surrender the contract at any time before the annuity payment commencement date. The annuity payment commencement date is the day the first annuity payment is made under the contract and it is the beginning of the cash value period. If you make a surrender request, you will receive the contract's surrender value. The surrender value will be determined on the valuation date coincident with or next following the day your written request is received at our home office.

Withdrawal or surrender proceeds will be paid in a single sum within seven days of our receipt of your written request.

(a) Determination of Surrender Value

The surrender value of a contract is the total annuity value of the contract as of the date of surrender plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable. As this surrender value is available only until the time the first annuity payment is made under the contract, this provision has the effect of providing a return of your contract's charges, the net purchase payments, plus or minus investment gains or losses and less Separate Account charges, up until the time of that payment. The maximum period of deferral is 12 months after the Contract Date. This provision offers a benefit which is limited.

(b) Determination of Cash Value

The cash value of the contract is not guaranteed. The cash value decreases as annuity payments are made, but also increases or decreases based on the performance of the Sub-Account of the Separate Account given by the relative change in the annuity unit value.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value available for withdrawal is equal to: (a) multiplied by (b) multiplied by (c), where (a) is the number of cash value units credited to the contract, (b) is the current annuity unit value and (c) is the appropriate cash value factor set forth in a table in the contract. The cash value period begins at the annuity payment commencement date of the contract and runs for a period approximately equal to the annuitant's life expectancy at the time the contract is issued. The number of cash value units and the cash value period are shown on page one of your contract. We will send you a new page one if you make subsequent purchase payments or withdrawals. This will inform you of the number of cash value units remaining in your contract.

The number of cash value units credited under a contract depends on your purchase payments and cash value withdrawals. On the issue date of the contract the number of cash value units will be equal to the number of annuity units credited to the contract. Normally, withdrawals will reduce both the number of cash value units and the number of annuity units but at different rates, so that after a withdrawal the number of cash value units will no longer equal the number of annuity units.

(SIDEBAR)
This is how we calculate your new annuity payment after a withdrawal.
This immediate annuity will always pay an annuity benefit, even if you withdraw all available cash value.
(END SIDEBAR)

(c) Effect of Withdrawals on Cash Value

A withdrawal during the cash value period reduces the number of cash value units of the contract. The new number of cash value units after a withdrawal is equal to:

    -  the number of cash value units just prior to the withdrawal,

    -  multiplied by the cash value prior to withdrawal,

    - less the cash value withdrawn, divided by the cash value prior to withdrawal.

Cash value units are reduced on a last in, first out basis. Therefore, if you make additional purchase payments to the contract after its issue, the value of the cash value units attributable to those payments will be valued and cashed out as withdrawals first, running backwards in time until we reach the values attributable to the initial purchase payment.

(d) Annuity Payment Determinations after Withdrawals

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of those payments. The new number of annuity units following a cash value withdrawal will depend on whether or not the annuitant is alive at the time the cash value withdrawal is made. If the annuitant is not alive, in other words if the withdrawal is made by the beneficiary as part of the death benefit, the new number of annuity units will equal the number of cash value units following the withdrawal. At the death of the annuitant, the number of annuity units is adjusted, if necessary, to equal the then number of cash value units, and this equivalency is continued through any subsequent cash value withdrawals.

If the annuitant is alive at the time of the withdrawal, the adjustment of subsequent annuity payments that occurs after a withdrawal is designed to produce a new level of annuity payments -- assuming a rate of return exactly equal to 4.5% -- over the remaining lifetime of the contract, including the period after the end of the cash value period. After such a withdrawal, there will be less cash value to support benefit payments during the cash value period, so that the level of annuity payments before the withdrawal cannot be maintained during the cash value period. In order to levelize payments -- again, based on the assumption of a 4.5% return -- both before and after the end of the cash value period, it is necessary to "redistribute" annuity payments, reducing payments after the end of the cash value period and using the portion of the excess reserves attributable to the reduction to increase payments during the cash value period above the level that could be supported by the remaining cash value alone to the level payable after the cash value period. (As a result, even if all of a contract's cash value is withdrawn, annuity payments will continue to be made, although at a considerably reduced level.)

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
(END SIDEBAR)

If the annuitant is alive at the time of the withdrawal, annuity payments after a withdrawal are determined as follows. When a withdrawal occurs, the total annuity value of the contract is recomputed by adding the sum of the new cash value immediately after the withdrawal and the contract's excess reserves. The new total annuity value is then converted into a new "initial annuity payment amount," based on tables set forth in the contract, and the new initial annuity payment amount is in turn converted into annuity units by dividing it by the annuity unit value on the date of the withdrawal. The tables are actuarially computed to produce a level annuity payment for the remaining lifetime of the contract based on an interest rate of 4.5% and the mortality rates originally applied to purchase payments received under the contract using its specified table. When a cash value withdrawal is made, we will inform you of the new number of annuity units by sending you a new page one for your contract.

Redistribution of annuity payments after withdrawals do not adjust redistributions made in connection with prior withdrawals. Despite redistributions, the original mortality guarantees associated with each purchase payment are preserved.

While annuity payments will be reduced as a result of cash value withdrawals, so long as the annuitant is alive, annuity payments will never be eliminated by cash value withdrawals even if all available cash value is completely withdrawn. Some level of annuity benefit, under the option elected, will always be payable. Also, a new guaranteed annuity amount will always be in effect after cash withdrawals. While a new initial annuity payment amount is determined after a cash withdrawal, additional cash values are not created.

2. Right of Cancellation

You should read the contract carefully when you receive it. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of your intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    - the total annuity value of the contract attributable to your purchase payments, plus the amounts deducted from your purchase payments, or

    -  the amount of purchase payments paid under this contract.

In some states, the free look period may be longer than ten days. These rights are subject to change and may vary among the states.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

For more information on your contract, you may contact us at 1-800-362-3141. In addition, you may be able to contact us via Internet e-mail through our web site. Please remember that an e-mail is not a valid substitute for a written request that requires your signature.

(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

VOTING RIGHTS

We will vote fund shares held in the Separate Account at the regular and special meetings of the Fund. We will vote shares attributable to contracts in accordance with instructions received from the annuitant or annuitants or, during the surrender period of the contract, from the owner, if different from the annuitants. In the event no instructions are received from the person or persons entitled to direct such a vote, we will vote shares attributable to that contract in the same proportion as shares of the Portfolio held by the Sub-Account for which instructions have been received. If, however, the 1940 Act, any interpretations of that Act or the regulations under it should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

The number of votes will be determined by dividing the total annuity value for each contract allocated to the Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. The votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We will notify each person entitled to vote of a Fund shareholders' meeting if the shares held for his or her contract may be voted at that meeting. We will also provide proxy materials and a form of instruction to facilitate provision of voting instructions.

FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under
Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.

THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on any investment income received by the Separate Account or on capital gains arising from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), or 408 of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a variable contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 409 or 457(b) of the Code.

The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Separate Account to be deemed to be diversified.

OWNERSHIP TREATMENT

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as the owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis of the contract. Amounts withdrawn upon a partial surrender from a variable annuity contract are generally treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain rates.

In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or where the taxpayer is:

    -  59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability,

    -  where payment is made by reason of the death of an owner, and

    -  in certain other circumstances.

The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments, being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits,

    -  distributions prior to age 59 1/2 (subject to certain exceptions),

    - distributions that do not conform to specified minimum distribution rules, and

    -  other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant)
(i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

The Code allows the rollover of most distributions from tax-qualified plans and
Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more,

    -  a required minimum distribution,

    -  a hardship distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to the Sub-Account. Performance data will consist of average annual total return quotations for recent one-year, five-year and ten-year periods. Performance data may also include cumulative total return quotations for the period since June 1, 1987 or average annual total return quotations for periods other than as described above. Performance figures are based on historical performance information on the assumption that the contracts offered by this Prospectus were available for sale on June 1, 1987, when the Sub-Account began operations, and could accumulate value prior to the commencement of annuity payments for periods in excess of one year. The figures are not intended to suggest that such performance will continue in the future.

Average annual total return figures are the average annual compounded rates of return required for an initial investment to equal its total annuity value at the end of the period. The total annuity value will reflect the sales and risk charges deducted from purchase payments as well as all other contract charges. Cumulative total return figures are the percentage changes between the value of an initial investment and its total annuity value at the end of the period. Cumulative total return figures will not reflect the deduction of any amounts from purchase payments. Cumulative total return figures will always be accompanied by average annual total return figures. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A
TAXATION OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

PAGE A-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if:

    -  the annuity owner has reached age 59 1/2,

    -  the distribution is paid to a beneficiary after the owner's death,

    -  the annuity owner becomes disabled, or

    - the distribution will be used for a first time home purchase and does not exceed $10,000.

Nonqualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to
                                                                        PAGE A-2
the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

PAGE A-3

APPENDIX B
COMPUTATION AND EXAMPLES OF WITHDRAWALS

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of such payments. If the annuitant is alive at the time of the withdrawal, the new number of annuity units is determined by first computing a new initial annuity payment amount and then dividing that amount by the annuity unit value at the time of the withdrawal.

IF NO PRIOR WITHDRAWALS

If no prior cash withdrawals have been made, the new initial annuity payment amount is the sum of:

    (i) the product of the number of cash value units after the withdrawal multiplied by the current annuity unit value, and

    (ii)  the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is the excess of the total annuity value over the cash value immediately prior to the withdrawal,

         (b) is the ratio of the cash value withdrawn over the cash value prior to the withdrawal, and

         (c) is the applicable annuity purchase rate set forth in the contract in the table captioned "Total Annuity Value Factors and Annuity Payment Purchase Rates Applicable at a Cash Value Withdrawal while the Annuitant is Alive" ("Table I").

In the above computation "(i)" reflects the portion of the new initial annuity payment amount supported by the reserves attributable to the cash value of the contract, and "(ii)" reflects the portion of the new initial annuity payment amount supported by the annuity reserves in excess of the cash value. The excess reserves, "(ii) (a)," are multiplied by the proportionate reduction in the cash value, "(ii) (b)," to determine the portion of the excess reserves that are to be redistributed, and the redistribution is effected by dividing the portion so determined by 1000 and multiplying the result by the appropriate annuity purchase rate.

An example of the withdrawal calculation may serve as a useful illustration. Assume a contract issued to a woman in 1995, age 60, for an initial purchase payment of $100,000. Assume further that the net Sub-Account performance matches the assumed interest rate of 4.5% so that we need not consider the variation in annuity payments as a result of fluctuations in investment performance. Assume also that the annuity unit value is and remains $1.00. At the time of issue of the contract, the initial annuity payment amount, if paid as a life annuity, will be $460.99, and the number of annuity units and cash value units will be
460.9900. The guaranteed minimum annuity payment amount is $391.84 (85% X $460.99).

Assume that at year five, the contract owner makes a withdrawal of 60% of the cash value. Immediately prior to the withdrawal, the contract has a total annuity value of $85,594, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract applicable to cash value units in Table I, 185.6737. The total annuity reserves amount is $85,594. The cash value of the contract immediately prior to the withdrawal is $70,890, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract in the table captioned "Cash Value Factors." ("Table II"), 153.7783. $70,890 is the amount of the annuity reserves attributable to the cash value of the contract. The cash value after the withdrawal is $28,356 ($70,890 - $42,534 (60% X $70,890)), and the new number of cash value units is 184.3960 (460.9900 X ($28,356/$70,890)).

                                                                        PAGE B-1

The new initial annuity payment amount is $235.19, the sum of:

    (i) $184.40, the product of the number of cash value units after the withdrawal (184.3960) multiplied by the annuity unit value ($1.00), and

    (ii)  $50.79, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is $14,704, the excess of the total annuity value ($85,594) over the cash value ($70,890) immediately prior to the withdrawal,

         (b) is .6, the ratio of the cash value withdrawn ($42,534) over the cash value prior to the withdrawal ($70,890), and

         (c) is 5.7568, the applicable annuity purchase rate set forth in the contract in Table I.

The new guaranteed minimum annuity payment amount after the withdrawal is $199.91 ($391.84 X (235.1900/460.9900)).

IF PRIOR WITHDRAWALS

Where prior withdrawals have been made, the above formula is adjusted in the manner shown in the following example. Assume that after the withdrawal of 60% of the cash value in the contract described above the owner withdraws 75% of the remaining cash value at year 15.

Immediately prior to the transaction the contract has a total annuity value of $32,003. This is determined by multiplying the two components of the current annuity payment amount $184.40 -- the portion attributable to the cash value reserves, and $50.79 -- the portion attributable to the annuity reserves in excess of the cash value, by the appropriate factors set forth in the contract applicable to cash value units and annuity units in excess of cash value units, respectively, in Table I, namely, 137.7353 and 130.0297 ($32,003 = ($184.40 X
137.7353) + ($50.79 X 130.0297)). The cash value of the contract immediately prior to the withdrawal is $16,289, which is determined by multiplying the portion of the current annuity payment amount attributable to the cash value, $184.40, by the appropriate factor set forth in the contract in Table II,
88.3373 ($16,289 = $184.40 X 88.3373). The cash value after the withdrawal is $4,072 ($16,289 - $12,217 (75% X $16,289)), and the new number of cash value units is 46.0962 (184.3960 X ($4,072/$16,289)).

The new initial annuity payment amount is $149.44, the sum of:

    (i) $46.10, the product of the number of cash value units after the withdrawal (46.0962) multiplied by the current annuity unit value ($1.00),

    (ii) $50.79, the product of the number of annuity units (235.19) minus the number of cash value units (184.40), each prior to the withdrawal, multiplied by the current annuity unit value ($1.00), and

    (iii)  $52.55, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a)  is $9110, which is

              (A) $15,714, the excess of the total annuity value ($32,003) over the cash value ($16,289) immediately prior to the withdrawal, minus

PAGE B-2

              (B) $6,604, the value is (ii) above ($50.79) multiplied by the appropriate factor as of the withdrawal date applicable to annuity units in excess of cash value units set forth in the contract in Table I (130.0297),

         (b) is .75, the ratio of the cash value withdrawn ($12,217) over the cash value prior to the withdrawal ($16,289), and

         (c) is 7.6905, the applicable annuity purchase rate set forth in the contract in Table I.

The new initial annuity payment amount has a new guaranteed minimum annuity payment amount associated with it of $127.02 ($199.91 X 149.4400/235.1900).

                                                                        PAGE B-3

APPENDIX C

ADJUSTABLE INCOME ANNUITY DISCLOSURE "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            COMMENCEMENT DATE: 04/01/2001
DATE OF BIRTH: 5/01/1941  SEX: Female                INCOME FREQUENCY: Monthly
STATE: MN                                            INITIAL PERIODIC INCOME: $482.08
SINGLE PAYMENT RECEIVED: $100,000                    GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
FUNDS: Non-Qualified                                 *ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE: $3,471
LIFE EXPECTANCY: 24.2 (IRS)
PREPARED BY: MN Life
QUOTATION DATE: 03/21/2001
ANNUITIZATION OPTION: Single Life

AGE  Your age at nearest birthday.

GUARANTEED INCOME The guaranteed income column represents the minimum annuity payment you will receive. This amount will be adjusted for additional purchase payments made to the contract or cash value withdrawals taken from the contract.

PROJECTED INCOME The variable annuity income amount shown assumes a constant annual investment return. 4.5% is the assumed interest rate used to calculate the first payment. Thereafter, payments will increase or decrease based upon the relationship between the 4.5% interest rate and the net investment performance of the Index 500* Portfolio of the Advantus Series Fund, Inc. Actual value of the contract will fluctuate depending on the performance of the underlying sub-account.

CUMULATIVE INCOME The cumulative income amount shown represents the sum of the projected income payments on an annual basis.

TOTAL ANNUITY VALUE The total annuity value at issue is the net amount credited to your account after deduction of all front end charges. Thereafter, the total annuity value changes based on fund performance, annuity payments made, and subsequent purchase payments or withdrawals. The total annuity value includes the cash value plus an amount intended to fund annuity payments for the remainder of your life after the cash value period has ended.

CASH VALUE The cash value is the dollar amount available for withdrawal under this contract at a given point in time. Access to the cash value is available during the cash value period -- a time period from the first annuity payment date to your life expectancy as determined at issue. It is important to note that withdrawals of cash value will reduce the amount of the minimum guaranteed payment.

                                  Page 1 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
PAGE C-1

ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE The annual variable exclusion amount is based on a cost basis of $100,000.00 and represents the amount of variable payments that are excluded from taxation in each calendar year. This annual amount is prorated in the first calendar year and may be recalculated in any year where the total value of the annuity payments is less than the exclusion amount. Exclusion calculations apply only until the cost basis is returned, thereafter, all payments are fully taxable. This calculation does not include future contributions or withdrawals.

OTHER Deductions from your purchase payments are made for sales charges, risk charges and state premium taxes where applicable. Sales charges are based on your total cumulative purchase payments (see prospectus for schedule). A risk charge is deducted for Minnesota Life's guarantee of a minimum annuity payment amount. This charge is 1.25% of each purchase payment.

Net rates of return reflect expenses totaling 1.38%, which consist of the .95% Variable Annuity Account mortality and expense risk charge and administrative charge, and .43% for the Index 500 Portfolio management fee and other expenses.

Minnesota Life variable immediate annuities are available through registered representatives of Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account and for the Advantus
Series Fund, Inc.

* "Standard & Poor's-Registered Trademark-", "S & P-Registered Trademark-",
"S & P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                                  Page 2 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
                                                                        PAGE C-2

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1941  SEX: Female               COMMENCEMENT DATE: 04/01/2001
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          *ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE: $3,471
PREPARED BY: MN Life
QUOTATION DATE: 03/19/2001

                                                                             0.00% GROSS RATE OF RETURN (-1.38% NET)
                                                                 ----------------------------------------------------------------
                                          BEGINNING              GUARANTEED   PROJECTED   CUMULATIVE   TOTAL ANNUITY
DATE                                       OF YEAR      AGE        INCOME      INCOME       INCOME         VALUE       CASH VALUE
----                                      ---------   --------   ----------   ---------   ----------   -------------   ----------
Apr 01, 2001............................      1          60          410         482            482        93,769        85,404
Apr 01, 2002............................      2          61          410         455          6,089        86,940        78,653
Apr 01, 2003............................      3          62          410         429         11,381        80,522        72,310
Apr 01, 2004............................      4          63          410         410         16,382        74,493        66,350
Apr 01, 2005............................      5          64          410         410         21,300        68,831        60,752
Apr 01, 2007............................      7          66          410         410         31,134        58,525        50,557
Apr 01, 2009............................      9          68          410         410         40,969        49,460        41,577
Apr 01, 2011............................     11          70          410         410         50,803        41,497        33,671
Apr 01, 2013............................     13          72          410         410         60,638        34,526        26,724
Apr 01, 2015............................     15          74          410         410         70,472        28,448        20,625
Apr 01, 2017............................     17          76          410         410         80,307        23,187        15,280
Apr 01, 2018............................     18          77          410         410         85,224        20,842        12,864
Apr 01, 2019............................     19          78          410         410         90,141        18,679        10,605
Apr 01, 2020............................     20          79          410         410         95,058        16,693         8,495
Apr 01, 2021............................     21          80          410         410         99,976        14,879         6,523
Apr 01, 2022............................     22          81          410         410        104,893        13,235         4,684
Apr 01, 2023............................     23          82          410         410        109,810        11,761         2,968
Apr 01, 2024............................     24          83          410         410        114,727        10,460         1,369
Apr 01, 2025............................     25          84          410         410        119,645         9,336             0
Apr 01, 2026............................     26          85          410         410        124,562         8,349             0
Apr 01, 2027............................     27          86          410         410        129,479         7,458             0
Apr 01, 2028............................     28          87          410         410        134,396         6,656             0
Apr 01, 2029............................     29          88          410         410        139,313         5,938             0
Apr 01, 2030............................     30          89          410         410        144,231         5,296             0
Apr 01, 2031............................     31          90          410         410        149,148         4,725             0
Apr 01, 2032............................     32          91          410         410        154,065         4,218             0
Apr 01, 2033............................     33          92          410         410        158,982         3,768             0
Apr 01, 2034............................     34          93          410         410        163,900         3,369             0
Apr 01, 2035............................     35          94          410         410        168,817         3,014             0
Apr 01, 2036............................     36          95          410         410        173,734         2,698             0
Apr 01, 2037............................     37          96          410         410        178,651         2,416             0
Apr 01, 2038............................     38          97          410         410        183,569         2,162             0
Apr 01, 2039............................     39          98          410         410        188,486         1,931             0
Apr 01, 2040............................     40          99          410         410        193,403         1,719             0
Apr 01, 2041............................     41         100          410         410        198,320         1,525             0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 3 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
PAGE C-3

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1941  SEX: Female               COMMENCEMENT DATE: 04/01/2001
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          *ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE: $3,471
PREPARED BY: MN Life
QUOTATION DATE: 03/19/2001

                                                                              5.88% GROSS RATE OF RETURN (4.50% NET)
                                                                 ----------------------------------------------------------------
                                          BEGINNING              GUARANTEED   PROJECTED   CUMULATIVE   TOTAL ANNUITY
DATE                                       OF YEAR      AGE        INCOME      INCOME       INCOME         VALUE       CASH VALUE
----                                      ---------   --------   ----------   ---------   ----------   -------------   ----------
Apr 01, 2001............................      1          60          410         482            482        93,769        85,404
Apr 01, 2002............................      2          61          410         482          6,267        92,124        83,344
Apr 01, 2003............................      3          62          410         482         12,052        90,412        81,191
Apr 01, 2004............................      4          63          410         482         17,837        88,629        78,941
Apr 01, 2005............................      5          64          410         482         23,622        86,775        76,590
Apr 01, 2007............................      7          66          410         482         35,192        82,846        71,566
Apr 01, 2009............................      9          68          410         482         46,762        78,609        66,080
Apr 01, 2011............................     11          70          410         482         58,332        74,054        60,088
Apr 01, 2013............................     13          72          410         482         69,902        69,178        53,546
Apr 01, 2015............................     15          74          410         482         81,472        64,002        46,401
Apr 01, 2017............................     17          76          410         482         93,041        58,572        38,599
Apr 01, 2018............................     18          77          410         482         98,826        55,788        34,432
Apr 01, 2019............................     19          78          410         482        104,611        52,979        30,078
Apr 01, 2020............................     20          79          410         482        110,396        50,167        25,529
Apr 01, 2021............................     21          80          410         482        116,181        47,382        20,774
Apr 01, 2022............................     22          81          410         482        121,966        44,661        15,806
Apr 01, 2023............................     23          82          410         482        127,751        42,055        10,614
Apr 01, 2024............................     24          83          410         482        133,536        39,633         5,188
Apr 01, 2025............................     25          84          410         482        139,321        37,483             0
Apr 01, 2026............................     26          85          410         482        145,106        35,521             0
Apr 01, 2027............................     27          86          410         482        150,891        33,623             0
Apr 01, 2028............................     28          87          410         482        156,676        31,799             0
Apr 01, 2029............................     29          88          410         482        162,461        30,058             0
Apr 01, 2030............................     30          89          410         482        168,246        28,409             0
Apr 01, 2031............................     31          90          410         482        174,031        26,857             0
Apr 01, 2032............................     32          91          410         482        179,816        25,403             0
Apr 01, 2033............................     33          92          410         482        185,601        24,046             0
Apr 01, 2034............................     34          93          410         482        191,386        22,779             0
Apr 01, 2035............................     35          94          410         482        197,171        21,596             0
Apr 01, 2036............................     36          95          410         482        202,956        20,486             0
Apr 01, 2037............................     37          96          410         482        208,741        19,436             0
Apr 01, 2038............................     38          97          410         482        214,526        18,428             0
Apr 01, 2039............................     39          98          410         482        220,311        17,440             0
Apr 01, 2040............................     40          99          410         482        226,096        16,456             0
Apr 01, 2041............................     41         100          410         482        231,880        15,468             0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 4 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
                                                                        PAGE C-4

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1941  SEX: Female               COMMENCEMENT DATE: 04/01/2001
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          *ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE: $3,471
PREPARED BY: MN Life
QUOTATION DATE: 03/19/2001

                                                                             10.00% GROSS RATE OF RETURN (8.62% NET)
                                                                 ----------------------------------------------------------------
                                          BEGINNING              GUARANTEED   PROJECTED   CUMULATIVE   TOTAL ANNUITY
DATE                                       OF YEAR      AGE        INCOME      INCOME       INCOME         VALUE       CASH VALUE
----                                      ---------   --------   ----------   ---------   ----------   -------------   ----------
Apr 01, 2001............................      1          60          410          482           482        93,769        85,404
Apr 01, 2002............................      2          61          410          501         6,390        95,757        86,630
Apr 01, 2003............................      3          62          410          521        12,531        97,683        87,720
Apr 01, 2004............................      4          63          410          541        18,913        99,531        88,652
Apr 01, 2005............................      5          64          410          563        25,548       101,291        89,402
Apr 01, 2007............................      7          66          410          608        39,612       104,480        90,255
Apr 01, 2009............................      9          68          410          657        54,807       107,107        90,036
Apr 01, 2011............................     11          70          410          710        71,223       109,015        88,456
Apr 01, 2013............................     13          72          410          767        88,960       110,026        85,162
Apr 01, 2015............................     15          74          410          828       108,122       109,977        79,733
Apr 01, 2017............................     17          76          410          895       128,826       108,739        71,659
Apr 01, 2018............................     18          77          410          930       139,793       107,655        66,445
Apr 01, 2019............................     19          78          410          967       151,194       106,266        60,332
Apr 01, 2020............................     20          79          410        1,005       163,043       104,593        53,224
Apr 01, 2021............................     21          80          410        1,045       175,360       102,680        45,019
Apr 01, 2022............................     22          81          410        1,086       188,163       100,600        35,603
Apr 01, 2023............................     23          82          410        1,129       201,470        98,466        24,850
Apr 01, 2024............................     24          83          410        1,173       215,302        96,453        12,625
Apr 01, 2025............................     25          84          410        1,219       229,679        94,817             0
Apr 01, 2026............................     26          85          410        1,268       244,623        93,396             0
Apr 01, 2027............................     27          86          410        1,318       260,157        91,891             0
Apr 01, 2028............................     28          87          410        1,369       276,302        90,333             0
Apr 01, 2029............................     29          88          410        1,423       293,084        88,753             0
Apr 01, 2030............................     30          89          410        1,480       310,528        87,191             0
Apr 01, 2031............................     31          90          410        1,538       328,660        85,677             0
Apr 01, 2032............................     32          91          410        1,599       347,506        84,234             0
Apr 01, 2033............................     33          92          410        1,662       367,096        82,876             0
Apr 01, 2034............................     34          93          410        1,727       387,458        81,607             0
Apr 01, 2035............................     35          94          410        1,795       408,622        80,419             0
Apr 01, 2036............................     36          95          410        1,866       430,621        79,293             0
Apr 01, 2037............................     37          96          410        1,939       453,488        78,194             0
Apr 01, 2038............................     38          97          410        2,016       477,256        77,064             0
Apr 01, 2039............................     39          98          410        2,095       501,961        75,807             0
Apr 01, 2040............................     40          99          410        2,178       527,640        74,350             0
Apr 01, 2041............................     41         100          410        2,264       554,331        72,638             0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 5 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
PAGE C-5

                             Variable Annuity Account
               ("Variable Annuity Account"), a Separate Account of

                         Minnesota Life Insurance Company
                              ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   1-800-362-3141

                       Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 2001

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Separate Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141, or writing to us at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

         DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                           Principal Occupation
     ---------                           --------------------

Anthony L. Andersen             Retired since November 1999, prior thereto
                                Chair-Board of Directors, H. B. Fuller Company,
                                St. Paul, Minnesota (Adhesive Products)



John F. Grundhofer              Chairman, U.S. Bancorp, Minneapolis, Minnesota
                                (Banking)

Robert E. Hunstad               Executive Vice President, Minnesota Life
                                Insurance Company

Dennis E. Prohofsky             Executive Vice President, General Counsel and
                                Secretary, Minnesota Life Insurance Company

Robert L. Senkler               Chairman of the Board, President and Chief
                                Executive Officer, Minnesota Life Insurance
                                Company

Michael E. Shannon              Retired since December 1999, prior thereto for
                                more than five years Chairman, Chief Financial and Administrative Officer, Ecolab, Inc., St.
                                Paul, Minnesota (Develops and Markets Cleaning and Sanitizing Products)

William N. Westhoff             Senior Vice President and Treasurer, Minnesota
                                Life Insurance Company, since April 1998, prior thereto from August 1994 to October 1997, Senior
                                Vice President, Global Investments, American
                                Express Financial Corporation, Minneapolis,
                                Minnesota

Frederick T. Weyerhaeuser       Retired since April 1998, prior thereto Chairman
                                and Treasurer, Clearwater Investment Trust, since May 1996, prior thereto for more than five years, Chairman, Clearwater Management Company,
                                St. Paul, Minnesota (Financial Management)

Principal Officers (other than Directors)

                Name                         Position

          John F. Bruder               Senior Vice President

          Keith M. Campbell            Senior Vice President

          James E. Johnson             Senior Vice President

          Gregory S. Strong            Senior Vice President and Chief Financial
                                       Officer

          Terrence M. Sullivan         Senior Vice President

          Randy F. Wallake             Executive Vice President

All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc, which in turn is a wholly-owned subsidiary of Minnesota Life. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The amounts paid by Minnesota Life to the underwriter for 2000, 1999, and 1998 were $16,138,258, $16,104,617 and $15,989,724 for payments to associated dealers on the sale of variable annuity contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services the underwriter receives a fee of .25% of the average daily net assets of the Index 500 Portfolio of the Fund. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

PERFORMANCE DATA

TOTAL RETURN FIGURES FOR THE SUB-ACCOUNT

Average annual total return figures for one-year, five-year and ten-year periods are presented. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $10,000 to equal the total annuity value of that same investment at the end of the period. The total annuity value will reflect the deduction of the sales and risk charges applicable to the contract. The average annual total return figures published by the Variable Annuity Account will reflect
Minnesota Life's voluntary absorption of certain Fund expenses. For the period from to December 31, 1987 to May 1, 2000, Minnesota Life voluntarily absorbed the fees and expenses that exceeded .55% of the daily net assets of the Index 500 Portfolio. After May 1, 2000, Advantus Capital has agreed to voluntarily absorb fees and expenses of the Index 500 Portfolio on the same basis. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Account, in connection with the contract described in the Prospectus, for the specified periods ended
December 31, 2000 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the underlying Portfolio first became available to the Variable Annuity Account.

                          Year Ended          Five Years          Ten Years
                           12/31/00         Ended 12/31/00     Ended 12/31/00
                         ------------       ---------------    ---------------
Index 500 Sub-Account  (-15.41%) -15.41%   (14.98%)  14.98%   (15.03%)  15.04%
                        ------    ------    ------   ------    ------   ------

                                    AUDITORS

The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Statement of Additional Information as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees of Minnesota Life Insurance Company and
    Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Warburg Pincus Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2000 and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2000 were confirmed to us by the respective sub-account mutual fund, or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Warburg Pincus Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account at December 31, 2000 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


Minneapolis, Minnesota
February 23, 2001

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                            ----------------------------------------
                                                                                                                            MONEY
                                    ASSETS                                                     GROWTH          BOND         MARKET
                                    ------                                                  ------------   -----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 99,085,891 shares at net asset value of $2.52 per share
     (cost $237,702,769) ................................................................   $250,151,784          --            --
  Bond Portfolio, 98,022,778 shares at net asset value of $1.22 per share
     (cost $120,632,094) ................................................................           --     119,883,733          --
  Money Market Portfolio, 53,990,221 shares at net asset value of $1.00 per share
     (cost $53,990,221) .................................................................           --            --      53,990,221
  Asset Allocation Portfolio, 238,843,868 shares at net asset value of $2.00 per share
     (cost $454,019,731) ................................................................           --            --            --
  Mortgage Securities Portfolio, 84,364,076 shares at net asset value of $1.22 per share
     (cost $98,072,825) .................................................................           --            --            --
  Index 500 Portfolio, 89,879,986 shares at net asset value of $4.05 per share
     (cost $283,346,512) ................................................................           --            --            --
  Capital Appreciation Portfolio, 78,615,878 shares at net asset value of $3.06 per share
     (cost $202,429,405) ................................................................           --            --            --
                                                                                            ------------   -----------   -----------

                                                                                             250,151,784   119,883,733    53,990,221

Receivable for investments sold .........................................................        251,082       135,015     1,634,654
Receivable from Minnesota Life for contract purchase payments ...........................        243,312       238,107     1,349,516
                                                                                            ------------   -----------   -----------

            Total assets ................................................................    250,646,178   120,256,855    56,974,390
                                                                                            ------------   -----------   -----------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................        243,312       238,107     1,349,516
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................        251,082       135,015     1,634,654
                                                                                            ------------   -----------   -----------

            Total liabilities ...........................................................        494,394       373,122     2,984,170
                                                                                            ------------   -----------   -----------

            Net assets applicable to annuity contract owners ............................   $250,151,784   119,883,733    53,990,221
                                                                                            ============   ===========   ===========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   $228,688,707   106,339,013    37,186,473
Contracts in accumulation period (MultiOption Classic/Achiever) .........................     10,793,058     7,192,973    14,447,095
Contracts in accumulation period (MegAnnuity) ...........................................      8,063,409     4,526,452     2,223,897
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........      2,301,000     1,464,555        90,666
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............        199,821       330,315        42,090
Contracts in annuity payment period (Megannuity) (note 2) ...............................        105,789        30,425          --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................           --            --            --
                                                                                            ------------   -----------   -----------

            Total contract owners' equity ...............................................   $250,151,784   119,883,733    53,990,221
                                                                                            ============   ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................     44,741,308    40,948,594    20,332,821
                                                                                            ============   ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................     11,996,641     6,623,899    13,677,970
                                                                                            ============   ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................      1,951,844     1,676,462     1,127,967
                                                                                            ============   ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................   $       5.11          2.60          1.83
                                                                                            ============   ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................   $       0.90          1.09          1.06
                                                                                            ============   ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................   $       4.13          2.70          1.97
                                                                                            ============   ===========   ===========

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                            --------------------------
                                                                                               ASSET        MORTGAGE
                                    ASSETS                                                  ALLOCATION     SECURITIES
                                    ------                                                  -----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 99,085,891 shares at net asset value of $2.52 per share
     (cost $237,702,769) ................................................................          --            --
  Bond Portfolio, 98,022,778 shares at net asset value of $1.22 per share
     (cost $120,632,094) ................................................................          --            --
  Money Market Portfolio, 53,990,221 shares at net asset value of $1.00 per share
     (cost $53,990,221) .................................................................          --            --
  Asset Allocation Portfolio, 238,843,868 shares at net asset value of $2.00 per share
     (cost $454,019,731) ................................................................   477,487,171          --
  Mortgage Securities Portfolio, 84,364,076 shares at net asset value of $1.22 per share
     (cost $98,072,825) .................................................................          --     102,774,199
  Index 500 Portfolio, 89,879,986 shares at net asset value of $4.05 per share
     (cost $283,346,512) ................................................................          --            --
  Capital Appreciation Portfolio, 78,615,878 shares at net asset value of $3.06 per share
     (cost $202,429,405) ................................................................          --            --
                                                                                            -----------   -----------

                                                                                            477,487,171   102,774,199

Receivable for investments sold .........................................................       259,835       121,071
Receivable from Minnesota Life for contract purchase payments ...........................        73,730       200,499
                                                                                            -----------   -----------

            Total assets ................................................................   477,820,736   103,095,769
                                                                                            -----------   -----------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................        73,730       200,499
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................       259,835       121,071
                                                                                            -----------   -----------

            Total liabilities ...........................................................       333,565       321,570
                                                                                            -----------   -----------

            Net assets applicable to annuity contract owners ............................   477,487,171   102,774,199
                                                                                            ===========   ===========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   441,614,790    89,611,485
Contracts in accumulation period (MultiOption Classic/Achiever) .........................    20,838,929    10,143,432
Contracts in accumulation period (MegAnnuity) ...........................................     7,723,880     1,807,518
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........     6,702,539     1,143,203
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............       129,558        68,561
Contracts in annuity payment period (Megannuity) (note 2) ...............................       477,475          --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................          --            --
                                                                                            -----------   -----------

            Total contract owners' equity ...............................................   477,487,171   102,774,199
                                                                                            ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................   110,523,979    35,322,437
                                                                                            ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................    21,254,044     9,161,060
                                                                                            ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................     2,021,087       623,691
                                                                                            ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................          4.00          2.54
                                                                                            ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................          0.98          1.11
                                                                                            ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................          3.82          2.90
                                                                                            ===========   ===========

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                            --------------------------
                                                                                               INDEX        CAPITAL
                                    ASSETS                                                      500       APPRECIATION
                                    ------                                                  -----------   ------------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 99,085,891 shares at net asset value of $2.52 per share
     (cost $237,702,769) ................................................................          --            --
  Bond Portfolio, 98,022,778 shares at net asset value of $1.22 per share
     (cost $120,632,094) ................................................................          --            --
  Money Market Portfolio, 53,990,221 shares at net asset value of $1.00 per share
     (cost $53,990,221) .................................................................          --            --
  Asset Allocation Portfolio, 238,843,868 shares at net asset value of $2.00 per share
     (cost $454,019,731) ................................................................          --            --
  Mortgage Securities Portfolio, 84,364,076 shares at net asset value of $1.22 per share
     (cost $98,072,825) .................................................................          --            --
  Index 500 Portfolio, 89,879,986 shares at net asset value of $4.05 per share
     (cost $283,346,512) ................................................................   363,618,308          --
  Capital Appreciation Portfolio, 78,615,878 shares at net asset value of $3.06 per share
     (cost $202,429,405) ................................................................          --     240,697,829
                                                                                            -----------   -----------

                                                                                            363,618,308   240,697,829

Receivable for investments sold .........................................................       231,700       138,772
Receivable from Minnesota Life for contract purchase payments ...........................       121,033        16,371
                                                                                            -----------   -----------

            Total assets ................................................................   363,971,041   240,852,972
                                                                                            -----------   -----------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................       121,033        16,371
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................       231,700       138,772
                                                                                            -----------   -----------

            Total liabilities ...........................................................       352,733       155,143
                                                                                            -----------   -----------

            Net assets applicable to annuity contract owners ............................   363,618,308   240,697,829
                                                                                            ===========   ===========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   293,727,245   223,375,429
Contracts in accumulation period (MultiOption Classic/Achiever) .........................    16,603,532     5,949,415
Contracts in accumulation period (MegAnnuity) ...........................................    14,950,885     8,805,841
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........     4,049,765     2,360,855
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............       447,295       139,967
Contracts in annuity payment period (Megannuity) (note 2) ...............................        82,851        66,322
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................    33,756,735          --
                                                                                            -----------   -----------

            Total contract owners' equity ...............................................   363,618,308   240,697,829
                                                                                            ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................    57,419,887    43,737,791
                                                                                            ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................    17,088,669     5,285,592
                                                                                            ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................     2,896,379     1,702,320
                                                                                            ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................          5.12          5.11
                                                                                            ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................          0.97          1.13
                                                                                            ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................          5.16          5.17
                                                                                            ===========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                            ----------------------------------------

                                                                                                               SMALL     GOVERNMENT
                                                                                            INTERNATIONAL     COMPANY       BOND
                                    ASSETS                                                      STOCK         GROWTH        2002
                                    ------                                                  ------------   -----------   ----------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 115,793,651 shares at net asset value of $1.76 per share
     (cost $182,198,642) ................................................................   $204,080,280          --          --
  Small Company Growth Portfolio, 70,321,396 shares at net asset value of $2.05 per share
     (cost $120,915,215) ................................................................           --     143,956,181        --
  Maturing Government Bond 2002 Portfolio, 7,961,149 shares at net asset value of $1.08
     per share (cost $8,633,159) ........................................................           --            --     8,579,902
  Maturing Government Bond 2006 Portfolio, 5,430,427 shares at net asset value of $1.18
     per share (cost $6,301,850) ........................................................           --            --          --
  Maturing Government Bond 2010 Portfolio, 4,086,767 shares at net asset value of $1.35
     per share (cost $5,084,700) ........................................................           --            --          --
  Value Stock  Portfolio, 64,322,790 shares at net asset value of $1.67 per share
     (cost $105,518,603) ................................................................           --            --          --
                                                                                            ------------   -----------   ---------
                                                                                             204,080,280   143,956,181   8,579,902

Receivable for investments sold .........................................................         76,660       166,445         345
Receivable from Minnesota Life for contract purchase payments ...........................         50,390       249,864         271
                                                                                            ------------   -----------   ---------

            Total assets ................................................................    204,207,330   144,372,490   8,580,518
                                                                                            ------------   -----------   ---------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................         50,390       249,864         271
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................         76,660       166,445         345
                                                                                            ------------   -----------   ---------

            Total liabilities ...........................................................        127,050       416,309         616
                                                                                            ------------   -----------   ---------

            Net assets applicable to annuity contract owners ............................   $204,080,280   143,956,181   8,579,902
                                                                                            ============   ===========   =========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   $189,481,603   130,749,981   6,530,710
Contracts in accumulation period (MultiOption Classic/Achiever) .........................      6,636,900     6,884,779     301,359
Contracts in accumulation period (MegAnnuity) ...........................................      5,342,650     4,368,444   1,728,173
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........      2,355,133     1,889,053      19,660
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............         55,418        46,051        --
Contracts in annuity payment period (Megannuity) (note 2) ...............................        208,576        17,873        --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................           --            --          --
                                                                                            ------------   -----------   ---------

            Total contract owners' equity ...............................................   $204,080,280   143,956,181   8,579,902
                                                                                            ============   ===========   =========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................     78,843,583    58,341,477   4,447,621
                                                                                            ============   ===========   =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................      6,236,385     5,613,218     282,271
                                                                                            ============   ===========   =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................      2,057,811     1,829,887   1,093,638
                                                                                            ============   ===========   =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................   $       2.40          2.24        1.47
                                                                                            ============   ===========   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................   $       1.06          1.23        1.07
                                                                                            ============   ===========   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................   $       2.60          2.39        1.58
                                                                                            ============   ===========   =========

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                            ----------------------------------------
                                                                                            MATURING     MATURING
                                                                                           GOVERNMENT   GOVERNMENT
                                                                                              BOND         BOND          VALUE
                                    ASSETS                                                    2006         2010          STOCK
                                    ------                                                  ---------   -----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 115,793,651 shares at net asset value of $1.76 per share
     (cost $182,198,642) ................................................................        --            --            --
  Small Company Growth Portfolio, 70,321,396 shares at net asset value of $2.05 per share
     (cost $120,915,215) ................................................................        --            --            --
  Maturing Government Bond 2002 Portfolio, 7,961,149 shares at net asset value of $1.08
     per share (cost $8,633,159) ........................................................        --            --            --
  Maturing Government Bond 2006 Portfolio, 5,430,427 shares at net asset value of $1.18
     per share (cost $6,301,850) ........................................................   6,427,154          --            --
  Maturing Government Bond 2010 Portfolio, 4,086,767 shares at net asset value of $1.35
     per share (cost $5,084,700) ........................................................        --       5,512,842          --
  Value Stock  Portfolio, 64,322,790 shares at net asset value of $1.67 per share
     (cost $105,518,603) ................................................................        --            --     107,444,763
                                                                                            ---------   -----------   -----------

                                                                                            6,427,154     5,512,842   107,444,763

Receivable for investments sold .........................................................         305           264        79,931
Receivable from Minnesota Life for contract purchase payments ...........................         303           123        35,764
                                                                                            ---------   -----------   -----------
            Total assets ................................................................   6,427,762     5,513,229   107,560,458
                                                                                            ---------   -----------   -----------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................         303           123        35,764
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................         305           264        79,931
                                                                                            ---------   -----------   -----------

            Total liabilities ...........................................................         608           387       115,695
                                                                                            ---------   -----------   -----------

            Net assets applicable to annuity contract owners ............................   6,427,154     5,512,842   107,444,763
                                                                                            =========   ===========   ===========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   5,355,814     4,416,705   100,500,394
Contracts in accumulation period (MultiOption Classic/Achiever) .........................     305,008       569,201     3,280,972
Contracts in accumulation period (MegAnnuity) ...........................................     401,284       201,378     2,104,532
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........     331,665       325,558     1,520,314
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............        --            --          21,369
Contracts in annuity payment period (Megannuity) (note 2) ...............................      33,383          --          17,182
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................        --            --            --
                                                                                            ---------   -----------   -----------

            Total contract owners' equity ...............................................   6,427,154     5,512,842   107,444,763
                                                                                            =========   ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................   3,285,116     2,534,718    48,857,170
                                                                                            =========   ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................     270,313       484,046     3,354,458
                                                                                            =========   ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................     228,730       107,403       950,706
                                                                                            =========   ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................        1.63          1.74          2.06
                                                                                            =========   ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................        1.13          1.18          0.98
                                                                                            =========   ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................        1.75          1.87          2.21
                                                                                            =========   ===========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                            --------------------------------------
                                                                                               SMALL
                                                                                              COMPANY       GLOBAL      INDEX 400
                                    ASSETS                                                     VALUE         BOND        MID-CAP
                                    ------                                                  -----------   ----------   ----------
Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 14,436,351 shares at net asset value of $1.16 per share
     (cost $13,952,491) .................................................................   $16,728,288         --           --
  Global Bond Portfolio, 36,561,686 shares at net asset value of $.95 per share
     (cost $36,114,062) .................................................................          --     34,615,591         --
  Index Mid-Cap 400 Portfolio, 18,188,716 shares at net asset value of $1.22 per share
     (cost $21,058,132) .................................................................          --           --     22,108,565
  Macro-Cap Value Portfolio, 19,239,942 shares at net asset value of $1.06 per share
     (cost $21,417,449) .................................................................          --           --           --
  Micro-Cap Growth Portfolio, 21,262,268 shares at net asset value of $1.75 per share
     (cost $40,725,838) .................................................................          --           --           --
  Real Estate Securities Portfolio, 8,893,577 shares at net asset value of $.90 per share
     (cost $8,188,161) ..................................................................          --           --           --
Investment in shares of Franklin Templeton Variable Insurance Products Trust:
  Templeton Developing Markets Fund -- Class 2,  1,708,093 shares at net asset value
     of  $5.22 per share (cost $11,066,067) .............................................          --           --           --
  Templeton Asset Strategy Fund -- Class 2,  10,030 shares at net asset value
     of  $19.13 per share (cost $187,457) ...............................................          --           --           --
                                                                                            -----------   ----------   ----------
                                                                                             16,728,288   34,615,591   22,108,565

Receivable for investments sold .........................................................        20,663       58,150       25,122
Receivable from Minnesota Life for contract purchase payments ...........................       139,104       18,626        7,559
                                                                                            -----------   ----------   ----------

            Total assets ................................................................    16,888,055   34,692,367   22,141,246
                                                                                            -----------   ----------   ----------

                                  LIABILITIES
                                  -----------


Payable for investments purchased .......................................................       139,104       18,626        7,559
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................        20,663       58,150       25,122
                                                                                            -----------   ----------   ----------

            Total liabilities ...........................................................       159,767       76,776       32,681
                                                                                            -----------   ----------   ----------

            Net assets applicable to annuity contract owners ............................   $16,728,288   34,615,591   22,108,565
                                                                                            ===========   ==========   ==========

                            CONTRACT OWNERS' EQUITY
                            -----------------------


Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   $13,617,324   31,032,100   17,968,174
Contracts in accumulation period (MultiOption Classic/Achiever) .........................     2,460,885    3,292,507    3,290,411
Contracts in accumulation period (MegAnnuity) ...........................................       251,088       91,355      517,769
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........       355,993      145,801      253,788
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............        41,174       52,361       76,561
Contracts in annuity payment period (Megannuity) (note 2) ...............................         1,824        1,467        1,862
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................          --           --           --
                                                                                            -----------   ----------   ----------

            Total contract owners' equity ...............................................   $16,728,288   34,615,591   22,108,565
                                                                                            ===========   ==========   ==========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................    11,880,948   29,794,509   11,875,613
                                                                                            ===========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................     1,961,812    3,324,904    2,634,518
                                                                                            ===========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................       215,359       85,231      334,310
                                                                                            ===========   ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................   $      1.15         1.04         1.51
                                                                                            ===========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................   $      1.25         0.99         1.25
                                                                                            ===========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................   $      1.17         1.07         1.55
                                                                                            ===========   ==========   ==========

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ------------------------------------
                                                                                                                         REAL
                                                                                            MACRO-CAP    MICRO-CAP      ESTATE
                                    ASSETS                                                    VALUE        GROWTH     SECURITIES
                                    ------                                                  ----------   ----------   ----------
Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 14,436,351 shares at net asset value of $1.16 per share
     (cost $13,952,491) .................................................................         --           --          --
  Global Bond Portfolio, 36,561,686 shares at net asset value of $.95 per share
     (cost $36,114,062) .................................................................         --           --          --
  Index Mid-Cap 400 Portfolio, 18,188,716 shares at net asset value of $1.22 per share
     (cost $21,058,132) .................................................................         --           --          --
  Macro-Cap Value Portfolio, 19,239,942 shares at net asset value of $1.06 per share
     (cost $21,417,449) .................................................................   20,457,888         --          --
  Micro-Cap Growth Portfolio, 21,262,268 shares at net asset value of $1.75 per share
     (cost $40,725,838) .................................................................         --     37,217,377        --
  Real Estate Securities Portfolio, 8,893,577 shares at net asset value of $.90 per share
     (cost $8,188,161) ..................................................................         --           --     8,022,556
Investment in shares of Franklin Templeton Variable Insurance Products Trust:
  Templeton Developing Markets Fund -- Class 2,  1,708,093 shares at net asset value
     of  $5.22 per share (cost $11,066,067) .............................................         --           --          --
  Templeton Asset Strategy Fund -- Class 2,  10,030 shares at net asset value
     of  $19.13 per share (cost $187,457) ...............................................         --           --          --
                                                                                            ----------   ----------   ---------

                                                                                            20,457,888   37,217,377   8,022,556

Receivable for investments sold .........................................................       26,316       34,262         408
Receivable from Minnesota Life for contract purchase payments ...........................       35,947       13,542      11,539
                                                                                            ----------   ----------   ---------

            Total assets ................................................................   20,520,151   37,265,181   8,034,503
                                                                                            ----------   ----------   ---------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................       35,947       13,542      11,539
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................       26,316       34,262         408
                                                                                            ----------   ----------   ---------

            Total liabilities ...........................................................       62,263       47,804      11,947
                                                                                            ----------   ----------   ---------

            Net assets applicable to annuity contract owners ............................   20,457,888   37,217,377   8,022,556
                                                                                            ==========   ==========   =========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   18,212,909   31,979,828   7,310,885
Contracts in accumulation period (MultiOption Classic/Achiever) .........................    1,776,175    4,464,970     568,357
Contracts in accumulation period (MegAnnuity) ...........................................      167,278      495,307     100,286
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........      175,786      172,117      29,193
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............      122,966      102,861      13,835
Contracts in annuity payment period (Megannuity) (note 2) ...............................        2,774        2,294        --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................         --           --          --
                                                                                            ----------   ----------   ---------

            Total contract owners' equity ...............................................   20,457,888   37,217,377   8,022,556
                                                                                            ==========   ==========   =========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................   15,947,454   16,303,716   7,203,711
                                                                                            ==========   ==========   =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................    1,867,540    3,176,923     471,189
                                                                                            ==========   ==========   =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................      140,306      265,844      97,217
                                                                                            ==========   ==========   =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................         1.14         1.96        1.01
                                                                                            ==========   ==========   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................         0.95         1.41        1.21
                                                                                            ==========   ==========   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................         1.19         1.86        1.03
                                                                                            ==========   ==========   =========

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                            -----------------------
                                                                                            TEMPLETON    TEMPLETON
                                                                                            DEVELOPING     ASSET
                                    ASSETS                                                   MARKETS      STRATEGY
                                    ------                                                  ----------   ---------
Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 14,436,351 shares at net asset value of $1.16 per share
     (cost $13,952,491) .................................................................         --        --
  Global Bond Portfolio, 36,561,686 shares at net asset value of $.95 per share
     (cost $36,114,062) .................................................................         --        --
  Index Mid-Cap 400 Portfolio, 18,188,716 shares at net asset value of $1.22 per share
     (cost $21,058,132) .................................................................         --        --
  Macro-Cap Value Portfolio, 19,239,942 shares at net asset value of $1.06 per share
     (cost $21,417,449) .................................................................         --        --
  Micro-Cap Growth Portfolio, 21,262,268 shares at net asset value of $1.75 per share
     (cost $40,725,838) .................................................................         --        --
  Real Estate Securities Portfolio, 8,893,577 shares at net asset value of $.90 per share
     (cost $8,188,161) ..................................................................         --        --
Investment in shares of Franklin Templeton Variable Insurance Products Trust:
  Templeton Developing Markets Fund -- Class 2,  1,708,093 shares at net asset value
     of  $5.22 per share (cost $11,066,067) .............................................    8,916,245      --
  Templeton Asset Strategy Fund -- Class 2,  10,030 shares at net asset value
     of  $19.13 per share (cost $187,457) ...............................................         --     191,878
                                                                                            ----------   -------
                                                                                             8,916,245   191,878

Receivable for investments sold .........................................................        4,856        10
Receivable from Minnesota Life for contract purchase payments ...........................       49,491      --
                                                                                            ----------   -------

            Total assets ................................................................    8,970,592   191,888
                                                                                            ----------   -------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................       49,491      --
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................        4,856        10
                                                                                            ----------   -------
            Total liabilities ...........................................................       54,347        10
                                                                                            ----------   -------

            Net assets applicable to annuity contract owners ............................    8,916,245   191,878
                                                                                            ==========   =======

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................    6,752,986    34,769
Contracts in accumulation period (MultiOption Classic/Achiever) .........................    1,753,503   156,815
Contracts in accumulation period (MegAnnuity) ...........................................      135,379       294
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........      256,913      --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............       16,875      --
Contracts in annuity payment period (Megannuity) (note 2) ...............................          589      --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................         --        --
                                                                                            ----------   -------
            Total contract owners' equity ...............................................    8,916,245   191,878
                                                                                            ==========   =======


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................   12,282,847    35,890
                                                                                            ==========   =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................    2,179,968   161,983
                                                                                            ==========   =======
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................      236,591       302
                                                                                            ==========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................         0.55      0.97
                                                                                            ==========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................         0.80      0.97
                                                                                            ==========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................         0.57      0.97
                                                                                            ==========   =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                               -------------------------------------
                                                                                                              FIDELITY     FIDELITY
                                                                                                FRANKLIN        VIP          VIP
                                    ASSETS                                                      SMALL CAP     MID CAP     CONTRAFUND
                                    ------                                                     -----------   ----------   ----------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 119,736 shares at net asset value of $21.14 per share
        (cost $2,840,118) ..................................................................   $ 2,531,218         --           --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 945,789 shares at net asset value of $20.20 per share
        (cost $17,830,371) .................................................................          --     19,104,947         --
     VIP Contrafund Portfolio, 803,360 shares at net asset value of $23.64 per share
        (cost $20,235,835) .................................................................          --           --     18,991,425
     VIP Equity-Income Portfolio, 395,039 shares at net asset value of $25.41 per share
        (cost $9,153,014) ..................................................................          --           --           --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,106,185 shares at net asset value of $26.54 per share
        (cost $36,421,713) .................................................................          --           --           --
     International Growth  Portfolio, 696,124 shares at net asset value of $30.64 per share
        (cost $28,038,111) .................................................................          --           --           --
Investment in shares of the Warburg Pincus Trust Global Post-Venture Capital
     Portfolio, 46,333 shares at net asset value of $13.62 per share
        (cost $799,813) ....................................................................          --           --           --
                                                                                               -----------   ----------   ----------

                                                                                                 2,531,218   19,104,947   18,991,425

Receivable for investments sold ............................................................           127       10,642       16,669
Receivable from Minnesota Life for contract purchase payments ..............................       176,051      229,164       40,647
                                                                                               -----------   ----------   ----------

            Total assets ...................................................................     2,707,396   19,344,753   19,048,741
                                                                                               -----------   ----------   ----------

                                 LIABILITIES
                                 -----------


Payable for investments purchased ..........................................................       176,051      229,164       40,647
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................           127       10,642       16,669
                                                                                               -----------   ----------   ----------

            Total liabilities ..............................................................       176,178      239,806       57,316
                                                                                               -----------   ----------   ----------

            Net assets applicable to annuity contract owners ...............................   $ 2,531,218   19,104,947   18,991,425
                                                                                               ===========   ==========   ==========

                            CONTRACT OWNERS' EQUITY
                            -----------------------


Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................   $ 1,035,666   13,680,074   12,461,909
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     1,490,771    4,751,290    6,012,491
Contracts in accumulation period (MegAnnuity) ..............................................         2,137      581,244      408,968
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............         2,644        8,009       49,808
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................          --         84,330       58,249
Contracts in annuity payment period (Megannuity) (note 2) ..................................          --           --           --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --           --           --
                                                                                               -----------   ----------   ----------

            Total contract owners' equity ..................................................   $ 2,531,218   19,104,947   18,991,425
                                                                                               ===========   ==========   ==========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................     1,286,165   11,054,158   13,258,550
                                                                                               ===========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................     1,852,562    3,844,655    6,405,759
                                                                                               ===========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................         2,641      464,883      430,663
                                                                                               ===========   ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................   $      0.81         1.24         0.94
                                                                                               ===========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................   $      0.80         1.24         0.94
                                                                                               ===========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................   $      0.81         1.25         0.95
                                                                                               ===========   ==========   ==========



                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                               ------------------------------
                                                                                                 FIDELITY         JANUS ASPEN
                                                                                                   VIP              CAPITAL
                                    ASSETS                                                    EQUITY-INCOME      APPRECIATION
                                    ------                                                    -------------      ------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 119,736 shares at net asset value of $21.14 per share
        (cost $2,840,118) ..................................................................         --                 --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 945,789 shares at net asset value of $20.20 per share
        (cost $17,830,371) .................................................................         --                 --
     VIP Contrafund Portfolio, 803,360 shares at net asset value of $23.64 per share
        (cost $20,235,835) .................................................................         --                 --
     VIP Equity-Income Portfolio, 395,039 shares at net asset value of $25.41 per share
        (cost $9,153,014) ..................................................................   10,037,947               --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,106,185 shares at net asset value of $26.54 per share
        (cost $36,421,713) .................................................................         --           29,358,137
     International Growth  Portfolio, 696,124 shares at net asset value of $30.64 per share
        (cost $28,038,111) .................................................................         --                 --
Investment in shares of the Warburg Pincus Trust Global Post-Venture Capital
     Portfolio, 46,333 shares at net asset value of $13.62 per share
        (cost $799,813) ....................................................................         --                 --
                                                                                               ----------         ----------

                                                                                               10,037,947         29,358,137

Receivable for investments sold ............................................................        5,372             12,406
Receivable from Minnesota Life for contract purchase payments ..............................      133,649            165,097
                                                                                               ----------         ----------

            Total assets ...................................................................   10,176,968         29,535,640
                                                                                               ----------         ----------

                                 LIABILITIES
                                 -----------

Payable for investments purchased ..........................................................      133,649            165,097
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................        5,372             12,406
                                                                                               ----------         ----------

            Total liabilities ..............................................................      139,021            177,503
                                                                                               ----------         ----------

            Net assets applicable to annuity contract owners ...............................   10,037,947         29,358,137
                                                                                               ==========         ==========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    6,122,434         20,107,320
Contracts in accumulation period (MultiOption Classic/Achiever) ............................    3,568,997          8,623,412
Contracts in accumulation period (MegAnnuity) ..............................................      280,510            508,523
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............       24,390             17,620
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................       41,616            101,262
Contracts in annuity payment period (Megannuity) (note 2) ..................................         --                 --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................         --                 --
                                                                                               ----------         ----------

            Total contract owners' equity ..................................................   10,037,947         29,358,137
                                                                                               ==========         ==========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    5,449,241         24,908,603
                                                                                               ==========         ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    3,181,017         10,697,510
                                                                                               ==========         ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................      247,121            623,513
                                                                                               ==========         ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................         1.12               0.81
                                                                                               ==========         ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................         1.12               0.81
                                                                                               ==========         ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................         1.14               0.82
                                                                                               ==========         ==========


                                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                               --------------------------------
                                                                                                JANUS ASPEN      WARBURG PINCUS
                                                                                               INTERNATIONAL      GLOBAL POST-
                                    ASSETS                                                        GROWTH        VENTURE CAPITAL
                                    ------                                                     -------------    ---------------


Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 119,736 shares at net asset value of $21.14 per share
        (cost $2,840,118) ..................................................................         --                --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 945,789 shares at net asset value of $20.20 per share
        (cost $17,830,371) .................................................................         --                --
     VIP Contrafund Portfolio, 803,360 shares at net asset value of $23.64 per share
        (cost $20,235,835) .................................................................         --                --
     VIP Equity-Income Portfolio, 395,039 shares at net asset value of $25.41 per share
        (cost $9,153,014) ..................................................................         --                --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,106,185 shares at net asset value of $26.54 per share
        (cost $36,421,713) .................................................................         --                --
     International Growth  Portfolio, 696,124 shares at net asset value of $30.64 per share
        (cost $28,038,111) .................................................................   21,329,235              --
Investment in shares of the Warburg Pincus Trust Global Post-Venture Capital
     Portfolio, 46,333 shares at net asset value of $13.62 per share
        (cost $799,813) ....................................................................         --             631,052
                                                                                               ----------           -------

                                                                                               21,329,235           631,052

Receivable for investments sold ............................................................       51,410                27
Receivable from Minnesota Life for contract purchase payments ..............................      173,195           123,673
                                                                                               ----------           -------

            Total assets ...................................................................   21,553,840           754,752
                                                                                               ----------           -------

                                 LIABILITIES
                                 -----------

Payable for investments purchased ..........................................................      173,195           123,673
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................       51,410                27
                                                                                               ----------           -------

            Total liabilities ..............................................................      224,605           123,700
                                                                                               ----------           -------

            Net assets applicable to annuity contract owners ...............................   21,329,235           631,052
                                                                                               ==========           =======

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................   15,260,024           233,593
Contracts in accumulation period (MultiOption Classic/Achiever) ............................    5,566,036           393,534
Contracts in accumulation period (MegAnnuity) ..............................................      375,366             3,925
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............       26,810                --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................      100,999                --
Contracts in annuity payment period (Megannuity) (note 2) ..................................         --                  --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................         --                  --
                                                                                               ----------           -------

            Total contract owners' equity ..................................................   21,329,235           631,052
                                                                                               ==========           =======


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................   18,557,868           311,865
                                                                                               ==========           =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    6,778,367           525,721
                                                                                               ==========           =======
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................      451,827             5,215
                                                                                               ==========           =======

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................         0.82              0.75
                                                                                               ==========           =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................         0.82              0.75
                                                                                               ==========           =======
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................         0.83              0.75
                                                                                               ==========           =======


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------

                                                                                  GROWTH            BOND
                                                                               -------------    -----------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...  $     12,023       7,104,927
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).    (3,858,435)     (1,354,426)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..       (90,354)        (43,278)
     Administrative charges(MultiOption Classic/Achiever) (note 3) ..........       (10,838)         (5,191)
     Administrative charges (MegAnnuity) (note 3) ...........................       (15,275)         (6,746)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --              --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --              --
                                                                               ------------    ------------

        Investment income (loss) -- net .....................................    (3,962,879)      5,695,286
                                                                               ------------    ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......    11,834,939              --
                                                                               ------------    ------------

     Realized gains on sales of investments:
       Proceeds from sales ..................................................    63,229,275      29,864,969
        Cost of investments sold ............................................   (46,495,469)    (31,745,200)
                                                                               ------------    ------------
                                                                                 16,733,806      (1,880,231)
                                                                               ------------    ------------

        Net realized gains on investments ...................................    28,568,745      (1,880,231)
                                                                               ------------    ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................   (98,769,669)      6,286,581
                                                                               ------------    ------------

        Net gains (losses) on investments ...................................   (70,200,924)      4,406,350
                                                                               ------------    ------------

Net increase (decrease) in net assets resulting from operations .............  $(74,163,803)     10,101,636
                                                                               ============    ============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                                ---------------------------------------
                                                                                       MONEY                ASSET
                                                                                       MARKET            ALLOCATION
                                                                                -------------------  ------------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...     3,202,068              12,246,488
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).      (537,837)             (6,641,142)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..      (131,307)               (155,419)
     Administrative charges(MultiOption Classic/Achiever) (note 3) ..........       (15,750)                (18,642)
     Administrative charges (MegAnnuity) (note 3) ...........................        (3,186)                (13,922)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --                      --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --                      --
                                                                               ------------            ------------

        Investment income (loss) -- net .....................................     2,513,988               5,417,363
                                                                               ------------            ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......            --              25,604,478
                                                                               ------------            ------------

     Realized gains on sales of investments:
       Proceeds from sales ..................................................   103,717,219              90,965,398
        Cost of investments sold ............................................  (103,717,219)            (73,347,597)
                                                                               ------------            ------------
                                                                                         --              17,617,801
                                                                               ------------            ------------

        Net realized gains on investments ...................................            --              43,222,279
                                                                               ------------            ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................            --            (109,938,998)
                                                                               ------------            ------------

        Net gains (losses) on investments ...................................            --             (66,716,719)
                                                                               ------------            ------------

Net increase (decrease) in net assets resulting from operations .............     2,513,988             (61,299,356)
                                                                               ============            ============

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------------------
                                                                                 MORTGAGE         INDEX             CAPITAL
                                                                                SECURITIES         500            APPRECIATION
                                                                            -----------------  ------------    ----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...     6,360,680       2,935,689              --
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).    (1,130,408)     (4,287,339)     (3,351,837)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..       (59,548)       (133,726)        (44,263)
     Administrative charges(MultiOption Classic/Achiever) (note 3) ..........        (7,143)        (16,040)         (5,309)
     Administrative charges (MegAnnuity) (note 3) ...........................        (2,665)        (24,677)        (14,418)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --        (279,612)             --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --         (52,429)             --
                                                                               ------------    ------------    ------------

        Investment income (loss) -- net .....................................     5,160,916      (1,858,134)     (3,415,827)
                                                                               ------------    ------------    ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......            --       6,109,681      25,589,994
                                                                               ------------    ------------    ------------

     Realized gains on sales of investments:
       Proceeds from sales ..................................................    24,558,532      87,211,904      55,179,672
        Cost of investments sold ............................................   (24,786,930)    (59,247,672)    (39,359,414)
                                                                               ------------    ------------    ------------
                                                                                   (228,398)     27,964,232      15,820,258
                                                                               ------------    ------------    ------------

        Net realized gains on investments ...................................      (228,398)     34,073,913      41,410,252
                                                                               ------------    ------------    ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................     4,726,003     (74,944,427)    (68,414,537)
                                                                               ------------    ------------    ------------

        Net gains (losses) on investments ...................................     4,497,605     (40,870,514)    (27,004,285)
                                                                               ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations .............     9,658,521     (42,728,649)    (30,420,112)
                                                                               ============    ============    ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                               ------------------------------------------------
                                                                                                                    MATURING
                                                                                                    SMALL          GOVERNMENT
                                                                                 INTERNATIONAL     COMPANY            BOND
                                                                                     STOCK          GROWTH            2002
                                                                               -------------    -------------    --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...  $  3,525,238              --         477,712
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).    (2,536,164)     (1,975,401)        (82,440)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..       (46,469)        (52,859)         (2,632)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........        (5,574)         (6,340)           (316)
     Administrative charges (MegAnnuity) (note 3) ...........................        (8,415)         (7,316)         (2,688)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --              --              --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --              --              --
                                                                               ------------    ------------    ------------

        Investment income (loss) -- net .....................................       928,616      (2,041,916)        389,636
                                                                               ------------    ------------    ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......    18,360,728      10,849,145            --
                                                                               ------------    ------------    ------------

     Realized gains on sales of investments:
        Proceeds from sales .................................................    46,620,395      31,364,042       2,730,698
        Cost of investments sold ............................................   (41,050,685)    (22,299,655)     (2,795,691)
                                                                               ------------    ------------    ------------

                                                                                  5,569,710       9,064,387         (64,993)
                                                                               ------------    ------------    ------------

        Net realized gains (losses) on investments ..........................    23,930,438      19,913,532         (64,993)
                                                                               ------------    ------------    ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................   (26,208,897)    (38,881,029)        248,657
                                                                               ------------    ------------    ------------

        Net gains (losses) on investments ...................................    (2,278,459)    (18,967,497)        183,664
                                                                               ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations .............  $ (1,349,843)    (21,009,413)        573,300
                                                                               ============    ============    ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                               --------------------------------------------
                                                                                  MATURING          MATURING
                                                                                 GOVERNMENT        GOVERNMENT
                                                                                    BOND              BOND        VALUE
                                                                                    2006              2010        STOCK
                                                                               -------------   -------------   ------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...       364,432         312,625         974,235
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).       (67,978)        (54,761)     (1,386,222)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..        (2,880)         (4,447)        (21,772)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........          (346)           (533)         (2,612)
     Administrative charges (MegAnnuity) (note 3) ...........................          (613)           (270)         (3,737)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --              --              --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --              --              --
                                                                               ------------    ------------    ------------

        Investment income (loss) -- net .....................................       292,615         252,614        (440,108)
                                                                               ------------    ------------    ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......            --          23,538              --
                                                                               ------------    ------------    ------------

     Realized gains on sales of investments:
        Proceeds from sales .................................................     1,206,051       1,239,573      35,593,812
        Cost of investments sold ............................................    (1,244,026)     (1,288,148)    (35,337,975)
                                                                               ------------    ------------    ------------

                                                                                    (37,975)        (48,575)        255,837
                                                                               ------------    ------------    ------------

        Net realized gains (losses) on investments ..........................       (37,975)        (25,037)        255,837
                                                                               ------------    ------------    ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................       550,702         689,359      (3,877,743)
                                                                               ------------    ------------    ------------

        Net gains (losses) on investments ...................................       512,727         664,322      (3,621,906)
                                                                               ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations .............       805,342         916,936      (4,062,014)
                                                                               ============    ============    ============


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                               --------------------------------
                                                                                     SMALL
                                                                                    COMPANY            GLOBAL
                                                                                     VALUE              BOND
                                                                               -------------     --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...  $    49,280             6,648
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).     (140,039)         (372,567)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..      (14,195)          (20,786)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........       (1,703)           (2,493)
     Administrative charges (MegAnnuity) (note 3) ...........................         (316)             (123)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....           --                --
     Administrative charges (Adjustable Income Annuity) (note 3) ............           --                --
                                                                               -----------       -----------

        Investment income (loss) -- net .....................................     (106,973)         (389,321)
                                                                               -----------       -----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......           --                --
                                                                               -----------       -----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales .................................................    2,718,099         3,005,335
        Cost of investments sold ............................................   (2,722,584)       (3,271,034)
                                                                               -----------       -----------

                                                                                    (4,485)         (265,699)
                                                                               -----------       -----------

        Net realized gains (losses) on investments ..........................       (4,485)         (265,699)
                                                                               -----------       -----------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................    3,384,054           792,162
                                                                               -----------       -----------

        Net gains (losses) on investments ...................................    3,379,569           526,463
                                                                               -----------       -----------

Net increase (decrease) in net assets resulting from operations .............  $ 3,272,596           137,142
                                                                               ===========       ===========

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                ------------------------------------------------

                                                                                   INDEX 400        MACRO-CAP        MICRO-CAP
                                                                                    MID-CAP           VALUE            GROWTH
                                                                                ---------------  ---------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...      204,538              84,416                --
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).     (209,117)           (240,219)         (480,613)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..      (25,667)            (13,682)          (37,344)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........       (3,079)             (1,641)           (4,479)
     Administrative charges (MegAnnuity) (note 3) ...........................         (744)               (433)           (1,662)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....           --                  --                --
     Administrative charges (Adjustable Income Annuity) (note 3) ............           --                  --                --
                                                                               -----------         -----------       -----------

        Investment income (loss) -- net .....................................      (34,069)           (171,559)         (524,098)
                                                                               -----------         -----------       -----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......    2,358,121             273,784         5,389,036
                                                                               -----------         -----------       -----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales .................................................    6,663,988           4,205,082        10,756,183
        Cost of investments sold ............................................   (5,876,933)         (4,099,926)       (8,100,363)
                                                                               -----------         -----------       -----------

                                                                                   787,055             105,156         2,655,820
                                                                               -----------         -----------       -----------

        Net realized gains (losses) on investments ..........................    3,145,176             378,940         8,044,856
                                                                               -----------         -----------       -----------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................     (584,218)         (1,930,027)      (19,551,184)
                                                                               -----------         -----------       -----------

        Net gains (losses) on investments ...................................    2,560,958          (1,551,087)      (11,506,328)
                                                                               -----------         -----------       -----------

Net increase (decrease) in net assets resulting from operations .............    2,526,889          (1,722,646)      (12,030,426)
                                                                               ===========         ===========       ===========

                                                                                -------------------------------------------------
                                                                                        Real          Templeton        Templeton
                                                                                       Estate         Developing         Asset
                                                                                     Securities        Markets       Strategy (b)
                                                                                ---------------  --------------- ----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...      438,172              72,523                --
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).      (74,811)           (102,843)              (95)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..       (2,053)            (15,239)             (305)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........         (246)             (1,828)              (37)
     Administrative charges (MegAnnuity) (note 3) ...........................          (78)               (281)               --
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....           --                  --                --
     Administrative charges (Adjustable Income Annuity) (note 3) ............           --                  --                --
                                                                               -----------         -----------       -----------

        Investment income (loss) -- net .....................................      360,984             (47,668)             (437)
                                                                               -----------         -----------       -----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......           --                  --                --
                                                                               -----------         -----------       -----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales .................................................      673,152           3,031,715             1,427
        Cost of investments sold ............................................     (727,511)         (2,850,983)           (1,416)
                                                                               -----------         -----------       -----------

                                                                                   (54,359)            180,732                11
                                                                               -----------         -----------       -----------

        Net realized gains (losses) on investments ..........................      (54,359)            180,732                11
                                                                               -----------         -----------       -----------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................    1,070,805          (3,807,825)            4,421
                                                                               -----------         -----------       -----------

        Net gains (losses) on investments ...................................    1,016,446          (3,627,093)            4,432
                                                                               -----------         -----------       -----------

Net increase (decrease) in net assets resulting from operations .............    1,377,430          (3,674,761)            3,995
                                                                               ===========         ===========       ===========






(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000






See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------------------------

                                                                                                         FIDELITY        FIDELITY
                                                                                        FRANKLIN           VIP             VIP
                                                                                     SMALL CAP (B)     MID CAP (A)    CONTRAFUND (A)
                                                                                    ---------------  ---------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...         $      --             55,932             686
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).            (2,879)           (97,325)       (108,693)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..            (3,155)           (20,776)        (32,404)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........              (379)            (2,492)         (3,887)
     Administrative charges (MegAnnuity) (note 3) ...........................                --               (591)           (158)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....                --                 --              --
     Administrative charges (Adjustable Income Annuity) (note 3) ............                --                 --              --
                                                                                      ---------         ----------      ----------

        Investment income (loss) -- net .....................................            (6,413)           (65,252)       (144,456)
                                                                                      ---------         ----------      ----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......                --                243          24,914
                                                                                      ---------         ----------      ----------

     Realized gains on sales of investments:
        Proceeds from sales .................................................            20,989          1,666,535       1,181,547
        Cost of investments sold ............................................           (20,966)        (1,654,240)     (1,192,730)
                                                                                      ---------         ----------      ----------

                                                                                             23             12,295         (11,183)
                                                                                      ---------         ----------      ----------

        Net realized gains (losses) on investments ..........................                23             12,538          13,731
                                                                                      ---------         ----------      ----------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................          (308,900)         1,274,576      (1,244,410)
                                                                                      ---------         ----------      ----------

        Net gains (losses) on investments ...................................          (308,877)         1,287,114      (1,230,679)
                                                                                      ---------         ----------      ----------

Net increase (decrease) in net assets resulting from operations .............         $(315,290)         1,221,862      (1,375,135)
                                                                                      =========         ==========      ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                       --------------------------------------

                                                                                            FIDELITY           JANUS ASPEN
                                                                                              VIP                CAPITAL
                                                                                       EQUITY-INCOME (A)     APPRECIATION (A)
                                                                                       -------------------  -----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ......              2,211              232,638
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)....            (43,204)            (203,737)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3)......            (19,216)             (54,200)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ............             (2,305)              (6,501)
     Administrative charges (MegAnnuity) (note 3) ..............................               (288)                (563)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ........                 --                   --
     Administrative charges (Adjustable Income Annuity) (note 3) ...............                 --                   --
                                                                                           --------           ----------

        Investment income (loss) -- net ........................................            (62,802)             (32,363)
                                                                                           --------           ----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) ..........              8,527               10,242
                                                                                           --------           ----------

     Realized gains on sales of investments:
        Proceeds from sales ....................................................            942,460            2,674,179
        Cost of investments sold ...............................................           (919,475)          (2,792,568)
                                                                                           --------           ----------

                                                                                             22,985             (118,389)
                                                                                           --------           ----------

        Net realized gains (losses) on investments .............................             31,512             (108,147)
                                                                                           --------           ----------


        Net change in unrealized appreciation or depreciation
           of investments ......................................................            884,933           (7,063,576)
                                                                                           --------           ----------

        Net gains (losses) on investments ......................................            916,445           (7,171,723)
                                                                                           --------           ----------

Net increase (decrease) in net assets resulting from operations ................            853,643           (7,204,086)
                                                                                           ========           ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                     --------------------------------------------

                                                                                       Janus Aspen           Warburg Pincus
                                                                                      International           Global Post-
                                                                                        Growth (a)        Venture Capital (a)
                                                                                     ------------------ -------------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .......            255,676                --
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).....           (152,261)             (686)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ......            (33,221)             (525)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .............             (3,985)              (63)
     Administrative charges (MegAnnuity) (note 3) ...............................               (484)               (1)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .........                 --                --
     Administrative charges (Adjustable Income Annuity) (note 3) ................                 --                --
                                                                                          ----------          --------

        Investment income (loss) -- net .........................................             65,725            (1,275)
                                                                                          ----------          --------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) ...........            640,596            64,753
                                                                                          ----------          --------

     Realized gains on sales of investments:
        Proceeds from sales .....................................................          2,099,035             8,768
        Cost of investments sold ................................................         (2,261,174)           (9,779)
                                                                                          ----------          --------

                                                                                            (162,139)           (1,011)
                                                                                          ----------          --------

        Net realized gains (losses) on investments ..............................            478,457            63,742
                                                                                          ----------          --------


        Net change in unrealized appreciation or depreciation
           of investments .......................................................         (6,708,876)         (168,761)
                                                                                          ----------          --------

        Net gains (losses) on investments .......................................         (6,230,419)         (105,019)
                                                                                          ----------          --------

Net increase (decrease) in net assets resulting from operations .................         (6,164,694)         (106,294)
                                                                                          ==========          ========



(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000




See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                   ----------------------------------------------------------------
                                                                                                          MONEY          ASSET
                                                                       GROWTH             BOND            MARKET       ALLOCATION
                                                                   ---------------  ---------------  ---------------  -------------
Operations:
  Investment income (loss) - net.................................   $  (3,962,879)       5,695,286        2,513,988       5,417,363
  Net realized gains (losses) on investments ....................      28,568,745       (1,880,231)              --      43,222,279
  Net change in unrealized appreciation or depreciation
      of investments ............................................     (98,769,669)       6,286,581               --    (109,938,998)
                                                                    -------------    -------------    -------------    ------------

Net increase (decrease) in net assets resulting from operations..     (74,163,803)      10,101,636        2,513,988     (61,299,356)
                                                                    -------------    -------------    -------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select ............................      26,714,125        7,646,679       33,530,008      30,871,734
      MultiOption Classic/Achiever ..............................      13,419,320        7,035,800       42,215,719      22,438,491
      MegAnnuity ................................................       2,994,907          342,905        1,013,057       1,079,614
      Adjustable Income Annuity .................................              --               --               --              --
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select ............................     (55,386,334)     (25,870,798)     (70,295,339)    (79,576,540)
      MultiOption Classic/Achiever ..............................      (1,488,374)        (673,275)     (31,596,179)     (2,394,599)
      MegAnnuity ................................................      (1,969,332)      (1,728,203)      (1,100,211)     (1,340,764)
      Adjustable Income Annuity .................................              --               --               --              --
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select ............................          22,451           30,404              705          16,884
      MultiOption Classic/Achiever ..............................             174              623            1,614             411
      MegAnnuity ................................................             117              (54)              --             985
      Adjustable Income Annuity .................................              --               --               --              --
  Annuity benefit payments:
      MultiOption Flex/Single/Select ............................        (413,910)        (206,773)         (31,005)       (802,272)
      MultiOption Classic/Achiever ..............................         (10,384)          (5,340)          (8,724)         (8,208)
      MegAnnuity ................................................          (8,781)          (1,911)              --         (32,168)
      Adjustable Income Annuity .................................              --               --               --              --
                                                                    -------------    -------------    -------------    ------------

Increase (decrease) in net assets from contract transactions ....     (16,126,021)     (13,429,943)     (26,270,355)    (29,746,432)
                                                                    -------------    -------------    -------------    ------------

Increase (decrease) in net assets ...............................     (90,289,824)      (3,328,307)     (23,756,367)    (91,045,788)

Net assets at the beginning of year .............................     340,441,608      123,212,040       77,746,588     568,532,959
                                                                    -------------    -------------    -------------    ------------

Net assets at the end of year ...................................   $ 250,151,784      119,883,733       53,990,221     477,487,171
                                                                    =============     ============    =============    ============


                                                                                  -----------------------------------------------
                                                                                     MORTGAGE          INDEX          CAPITAL
                                                                                    SECURITIES          500         APPRECIATION
                                                                                  --------------   --------------   ------------
Operations:
  Investment income (loss) - net ...........................................          5,160,916       (1,858,134)     (3,415,827)
  Net realized gains (losses) on investments ...............................           (228,398)      34,073,913      41,410,252
  Net change in unrealized appreciation or depreciation
      of investments .......................................................          4,726,003      (74,944,427)    (68,414,537)
                                                                                    -----------     ------------    ------------

Net increase (decrease) in net assets resulting from operations ............          9,658,521      (42,728,648)    (30,420,112)
                                                                                    -----------     ------------    ------------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select .......................................          8,476,428       34,658,854      14,816,739
      MultiOption Classic/Achiever .........................................          9,228,001       17,690,465       6,717,710
      MegAnnuity ...........................................................            280,300        2,793,294       1,982,262
      Adjustable Income Annuity ............................................                 --        6,354,182              --
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .......................................        (21,680,631)     (74,427,900)    (49,290,448)
      MultiOption Classic/Achiever .........................................           (606,232)      (1,365,830)       (668,681)
      MegAnnuity ...........................................................           (948,108)      (3,057,694)     (1,402,231)
      Adjustable Income Annuity ............................................                 --         (386,582)             --
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .......................................             31,321          (12,501)        (13,456)
      MultiOption Classic/Achiever .........................................                421              594             102
      MegAnnuity ...........................................................                 --             (222)             40
      Adjustable Income Annuity ............................................                 --         (185,901)             --
  Annuity benefit payments:
      MultiOption Flex/Single/Select .......................................           (153,042)        (531,645)       (382,162)
      MultiOption Classic/Achiever .........................................             (2,497)         (31,142)         (3,561)
      MegAnnuity ...........................................................                 --           (6,758)         (3,448)
      Adjustable Income Annuity ............................................                 --       (2,412,500)             --
                                                                                    -----------     ------------    ------------

Increase (decrease) in net assets from contract transactions ...............         (5,374,039)     (20,921,286)    (28,247,134)
                                                                                    -----------     ------------    ------------
Increase (decrease) in net assets ..........................................          4,284,482      (63,649,934)    (58,667,246)

Net assets at the beginning of year ........................................         98,489,717      427,268,242     299,365,075
                                                                                    -----------     ------------    ------------

Net assets at the end of year ..............................................        102,774,199      363,618,308     240,697,829
                                                                                    ===========     ============    ============


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                  ----------------------------------------------------------------
                                                                                                       Maturing         Maturing
                                                                                        SMALL         GOVERNMENT       GOVERNMENT
                                                                   INTERNATIONAL       COMPANY           BOND             BOND
                                                                      STOCK            GROWTH            2002             2006
                                                                  ---------------   --------------   --------------   ------------

Operations:
  Investment income (loss) -- net ...............................  $     928,616       (2,041,916)       389,636         292,615
  Net realized gains (losses) on investments ....................     23,930,438       19,913,532        (64,993)        (37,975)
  Net change in unrealized appreciation or depreciation
     of investments .............................................    (26,208,897)     (38,881,029)       248,657         550,702
                                                                   -------------    -------------    -----------      ----------

Net increase (decrease) in net assets resulting from operations..     (1,349,843)     (21,009,413)       573,300         805,342
                                                                   -------------    -------------    -----------      ----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select .............................     14,360,982       18,734,348        206,299         310,444
     MultiOption Classic/Achiever ...............................      6,164,824        8,320,627        283,593         181,528
     MegAnnuity .................................................      2,592,381        1,816,508             --           4,814
     Adjustable Income Annuity ..................................             --               --             --              --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select .............................    (40,575,277)     (26,872,181)    (1,101,900)     (1,022,949)
     MultiOption Classic/Achiever ...............................       (490,307)      (1,130,156)       (19,362)        (10,980)
     MegAnnuity .................................................     (2,611,089)      (1,013,227)    (1,518,827)        (66,261)
     Adjustable Income Annuity ..................................             --               --             --              --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select .............................          7,954            1,399            (40)         (1,287)
     MultiOption Classic/Achiever ...............................            165              277             --              --
     MegAnnuity .................................................            (80)             (36)            --              (9)
     Adjustable Income Annuity ..................................             --               --             --              --
  Annuity benefit payments:
     MultiOption Flex/Single/Select .............................       (339,896)        (305,047)        (2,493)        (29,607)
     MultiOption Classic/Achiever ...............................         (2,583)          (1,772)            --              --
     MegAnnuity .................................................        (12,660)          (1,381)            --          (3,142)
     Adjustable Income Annuity ..................................             --               --             --              --
                                                                   -------------    -------------    -----------      ----------

Increase (decrease) in net assets from contract transactions ....    (20,905,586)        (450,641)    (2,152,730)       (637,449)
                                                                   -------------    -------------    -----------      ----------

Increase (decrease) in net assets ...............................    (22,255,429)     (21,460,054)    (1,579,430)        167,893

Net assets at the beginning of year .............................    226,335,709      165,416,235     10,159,332       6,259,261
                                                                   -------------    -------------    -----------      ----------

Net assets at the end of year ...................................  $ 204,080,280      143,956,181      8,579,902       6,427,154
                                                                   =============    =============    ===========      ==========


                                                                                              ------------------------------
                                                                                                   MATURING
                                                                                                  GOVERNMENT
                                                                                                     BOND          VALUE
                                                                                                     2010          STOCK
                                                                                               ---------------  -------------

Operations:
  Investment income (loss) -- net ......................................................             252,614         (440,108)
  Net realized gains (losses) on investments ...........................................             (25,037)         255,837
  Net change in unrealized appreciation or depreciation
     of investments ....................................................................             689,359       (3,877,743)
                                                                                                 -----------      -----------

Net increase (decrease) in net assets resulting from operations .........................            916,936       (4,062,014)
                                                                                                 -----------      -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select .....................................................            308,660        7,970,530
     MultiOption Classic/Achiever .......................................................            528,932        3,085,961
     MegAnnuity .........................................................................                 --          457,252
     Adjustable Income Annuity ..........................................................                 --               --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select .....................................................         (1,118,230)     (33,111,539)
     MultiOption Classic/Achiever .......................................................            (31,564)        (193,315)
     MegAnnuity .........................................................................                 --         (649,526)
     Adjustable Income Annuity ..........................................................                 --               --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select .....................................................             (1,228)          15,345
     MultiOption Classic/Achiever .......................................................                 --               (7)
     MegAnnuity .........................................................................                 --              (29)
     Adjustable Income Annuity ..........................................................                 --               --
  Annuity benefit payments:
     MultiOption Flex/Single/Select .....................................................            (28,540)        (238,379)
     MultiOption Classic/Achiever .......................................................                 --             (862)
     MegAnnuity .........................................................................                 --           (1,155)
     Adjustable Income Annuity ..........................................................                 --               --
                                                                                                 -----------      -----------

Increase (decrease) in net assets from contract transactions ............................           (341,970)     (22,665,724)
                                                                                                 -----------      -----------

Increase (decrease) in net assets .......................................................            574,966      (26,727,738)

Net assets at the beginning of year .....................................................          4,937,876      134,172,501
                                                                                                 -----------      -----------

Net assets at the end of year ...........................................................          5,512,842      107,444,763
                                                                                                 ===========      ===========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                  --------------------------------------------------------------
                                                                       SMALL
                                                                      COMPANY         GLOBAL         INDEX 400     MACRO-CAP
                                                                       VALUE           BOND           MID-CAP        VALUE
                                                                  ---------------  --------------  -------------  --------------

Operations:
     Investment income (loss) -- net .............................  $   (106,973)      (389,321)        (34,069)       (171,559)
     Net realized gains (losses) on investments ..................        (4,485)      (265,699)      3,145,176         378,940
     Net change in unrealized appreciation or depreciation
        of investments ...........................................     3,384,054        792,162        (584,218)     (1,930,027)
                                                                    ------------    -----------    ------------    ------------

Net increase (decrease) in net assets resulting from operations ..     3,272,596        137,142       2,526,889      (1,722,646)
                                                                    ------------    -----------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
     MultiOption Flex/Single/Select ..............................     3,680,102      3,109,758       6,263,541       5,444,040
     MultiOption Classic/Achiever ................................     2,077,512      3,114,185       2,930,638       2,044,865
     MegAnnuity ..................................................       141,408         59,680         258,701          28,320
     Adjustable Income Annuity ...................................            --             --              --              --
   Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ..............................    (2,247,056)    (2,283,569)     (5,984,289)     (3,381,958)
     MultiOption Classic/Achiever ................................      (138,881)      (206,940)       (224,583)       (258,681)
     MegAnnuity ..................................................      (141,389)      (103,450)       (190,172)       (280,690)
     Adjustable Income Annuity ...................................            --             --              --              --
   Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ..............................        (1,439)         1,167             499             161
     MultiOption Classic/Achiever ................................           260            278             430              66
     MegAnnuity ..................................................            --              1              (1)             (1)
     Adjustable Income Annuity ...................................            --             --              --              --
   Annuity benefit payments:
     MultiOption Flex/Single/Select ..............................       (31,668)       (15,002)        (19,593)        (20,533)
     MultiOption Classic/Achiever ................................        (1,612)        (1,795)         (7,603)         (7,353)
     MegAnnuity ..................................................           (61)           (56)            (70)           (117)
     Adjustable Income Annuity ...................................            --             --              --              --
                                                                    ------------    -----------    ------------    ------------

Increase in net assets from contract transactions ................     3,337,176      3,674,257       3,027,498       3,568,119
                                                                    ------------    -----------    ------------    ------------

Increase (decrease) in net assets ................................     6,609,772      3,811,399       5,554,387       1,845,473

Net assets at the beginning of period ............................    10,118,516     30,804,192      16,554,178      18,612,415
                                                                    ------------    -----------    ------------    ------------

Net assets at the end of period ..................................  $ 16,728,288     34,615,591      22,108,565      20,457,888
                                                                    ============    ===========    ============    ============


                                                                   ----------------------------------------------------------------
                                                                                        REAL          TEMPLETON        TEMPLETON
                                                                     MICRO-CAP         ESTATE         DEVELOPING         ASSET
                                                                       GROWTH         SECURITIES        MARKETS       STRATEGY (B)
                                                                   ---------------  ---------------  -------------   --------------
Operations:
     Investment income (loss) -- net ..............................     (524,098)        360,984         (47,668)           (437)
     Net realized gains (losses) on investments ...................    8,044,856         (54,359)        180,732              11
     Net change in unrealized appreciation or depreciation
        of investments ............................................  (19,551,184)      1,070,805      (3,807,825)          4,421
                                                                    ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations ...  (12,030,426)      1,377,430      (3,674,761)          3,995
                                                                    ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
     MultiOption Flex/Single/Select ................................  21,109,276       1,391,449       4,136,077          34,863
     MultiOption Classic/Achiever ..................................   5,893,283         587,445       2,133,566         153,718
     MegAnnuity ....................................................     866,777          94,569         129,096             300
     Adjustable Income Annuity .....................................          --              --              --              --
   Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ................................  (8,622,706)       (475,761)     (2,442,796)           (998)
     MultiOption Classic/Achiever ..................................    (860,923)        (59,993)       (206,181)             --
     MegAnnuity ....................................................    (708,706)        (57,583)       (226,479)             --
     Adjustable Income Annuity .....................................          --              --              --              --
   Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ................................      (2,213)            114          (1,620)             --
     MultiOption Classic/Achiever ..................................         (39)            (47)             80              --
     MegAnnuity ....................................................          --              --              61              --
     Adjustable Income Annuity .....................................          --              --              --              --
   Annuity benefit payments:
     MultiOption Flex/Single/Select ................................     (29,875)         (2,369)        (34,078)             --
     MultiOption Classic/Achiever ..................................      (7,510)           (327)           (482)             --
     MegAnnuity ....................................................        (112)             --             (29)             --
     Adjustable Income Annuity .....................................          --              --              --              --
                                                                    ------------    ------------    ------------    ------------

Increase in net assets from contract transactions ..................  17,637,252       1,477,497       3,487,215         187,883
                                                                    ------------    ------------    ------------    ------------

Increase (decrease) in net assets ..................................   5,606,826       2,854,927        (187,546)        191,878

Net assets at the beginning of period ..............................  31,610,551       5,167,629       9,103,791              --
                                                                    ------------    ------------    ------------    ------------

Net assets at the end of period ....................................  37,217,377       8,022,556       8,916,245         191,878
                                                                    ============    ============    ============    ============



(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------------------------------

                                                                                    FIDELITY       FIDELITY          FIDELITY
                                                                      FRANKLIN         VIP            VIP               VIP
                                                                    SMALL CAP (B)   MID CAP (A)   CONTRAFUND (A)   EQUITY-INCOME (A)
                                                                  ---------------  -------------- ---------------  -----------------

Operations:
  Investment income (loss) -- net ...............................  $    (6,413)       (65,252)      (144,456)          (62,802)
  Net realized gains (losses) on investments ....................           23         12,538         13,731            31,512
  Net change in unrealized appreciation or depreciation
     of investments .............................................     (308,900)     1,274,576     (1,244,410)          884,933
                                                                   -----------    -----------    -----------        ----------

Net increase (decrease) in net assets resulting from operations..     (315,290)     1,221,862     (1,375,135)          853,643
                                                                   -----------    -----------    -----------        ----------


Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ...............................   1,211,559     13,818,767     14,374,122         6,261,192
    MultiOption Classic/Achiever .................................   1,647,453      5,034,834      6,572,694         3,525,547
    MegAnnuity ...................................................       2,072        574,833        456,150           275,012
    Adjustable Income Annuity ....................................          --             --             --                --
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ...............................      (9,883)    (1,054,880)      (839,532)         (687,717)
    MultiOption Classic/Achiever .................................      (4,735)      (458,759)      (185,320)         (165,261)
    MegAnnuity ...................................................          (7)       (28,069)        (7,194)          (23,105)
    Adjustable Income Annuity ....................................          --             --             --                --
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ...............................          64             64            421               701
    MultiOption Classic/Achiever .................................          --           (116)           284               249
    MegAnnuity ...................................................          --             --             --                --
    Adjustable Income Annuity ....................................          --             --             --                --
  Annuity benefit payments:
    MultiOption Flex/Single/Select................................         (15)        (1,260)        (3,476)             (904)
    MultiOption Classic/Achiever .................................          --         (2,329)        (1,589)           (1,410)
    MegAnnuity ...................................................          --             --             --                --
    Adjustable Income Annuity  ...................................          --             --             --                --
                                                                   -----------    -----------    -----------        ----------

Increase in net assets from contract transactions ................   2,846,508     17,883,085     20,366,560         9,184,304
                                                                   -----------    -----------    -----------        ----------

Increase in net assets ...........................................   2,531,218     19,104,947     18,991,425        10,037,947

Net assets at the beginning of period ............................          --             --             --                --
                                                                   -----------    -----------    -----------        ----------

Net assets at the end of period  ................................. $ 2,531,218     19,104,947     18,991,425        10,037,947
                                                                   ===========    ===========    ===========        ==========


                                                                      -------------------------------------------------------------

                                                                          JANUS ASPEN       JANUS ASPEN         WARBURG PINCUS
                                                                             CAPITAL       INTERNATIONAL         GLOBAL POST-
                                                                         APPRECIATION (A)    GROWTH (A)        VENTURE CAPITAL (A)
                                                                      -------------------  ---------------   ----------------------

Operations:
  Investment income (loss) -- net
  Net realized gains (losses) on investments ........................        (32,363)            65,725                (1,275)
  Net change in unrealized appreciation or depreciation                     (108,147)           478,457                63,742
     of investments .................................................
                                                                          (7,063,576)        (6,708,876)             (168,761)
                                                                         -----------        -----------           -----------
Net increase (decrease) in net assets resulting from operations .....
                                                                          (7,204,086)        (6,164,694)             (106,294)
                                                                         -----------        -----------           -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select .................................
    MultiOption Classic/Achiever ...................................      27,556,217         21,484,717               299,553
    MegAnnuity .....................................................      10,742,548          7,314,025               439,779
    Adjustable Income Annuity ......................................         672,636            604,272                 5,522
  Contract terminations, withdrawal payments and charges:                         --                 --                    --
    MultiOption Flex/Single/Select .................................
    MultiOption Classic/Achiever ...................................      (1,957,646)        (1,345,000)               (7,508)
    MegAnnuity .....................................................        (420,568)          (452,727)                   --
    Adjustable Income Annuity ......................................         (26,493)          (104,056)                   --
  Actuarial adjustments for mortality experience on annuities ......              --                 --                    --
    in payment period:
    MultiOption Flex/Single/Select .................................
    MultiOption Classic/Achiever ...................................              99                 76                    --
    MegAnnuity .....................................................             359                970                    --
    Adjustable Income Annuity ......................................              --                 --                    --
  Annuity benefit payments:                                                       --                 --                    --
    MultiOption Flex/Single/Select .................................
    MultiOption Classic/Achiever ...................................          (2,060)            (2,459)                   --
    MegAnnuity .....................................................          (2,869)            (5,889)                   --
    Adjustable Income Annuity ......................................              --                 --                    --
                                                                                  --                 --                    --
                                                                         -----------        -----------           -----------
Increase in net assets from contract transactions ..................      36,562,223         27,493,929               737,346
                                                                         -----------        -----------           -----------

Increase in net assets .............................................      29,358,137         21,329,235               631,052

Net assets at the beginning of period ..............................              --                 --                    --
                                                                         -----------        -----------           -----------
Net assets at the end of period ....................................      29,358,137         21,329,235               631,052
                                                                         ===========        ===========           ===========



(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 1999


                                                                                                Segregated Sub-Accounts
                                                                                ----------------------------------------------------
                                                                                                              Money        Asset
                                                                                   Growth        Bond         Market     Allocation
                                                                                ------------  -----------  -----------  ------------
Operations:
  Investment income (loss) - net .............................................. $ (2,254,681)   5,388,660    2,099,524   15,692,226
  Net realized gains on investments ...........................................   18,019,336    1,625,892           --   40,960,425
  Net change in unrealized appreciation or depreciation
     of investments ...........................................................   50,293,092  (12,138,764)          --   12,248,124
                                                                                ------------  -----------  -----------  -----------

Net increase (decrease) in net assets resulting from operations ...............   66,057,747   (5,124,212)   2,099,524   68,900,775
                                                                                ------------  -----------  -----------  -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ...........................................   50,375,114   21,764,953   97,482,632   79,896,349
     MultiOption Classic/Achiever .............................................    1,770,529      770,380    4,028,348    4,517,172
     MegAnnuity ...............................................................    2,451,486    1,595,769   40,082,783    1,775,775
     Adjustable Income Annuity ................................................           --           --           --           --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ...........................................  (42,408,777) (28,146,686) (74,569,730) (73,367,680)
     MultiOption Classic/Achiever .............................................         (746)        (680)    (625,007)  (1,042,065)
     MegAnnuity ...............................................................   (1,778,180)  (1,417,081) (40,635,718)  (1,428,107)
     Adjustable Income Annuity ................................................           --           --           --           --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ...........................................       (7,146)       3,752       (3,307)      15,031
     MultiOption Classic/Achiever .............................................           --           --           --           --
     MegAnnuity ...............................................................           48           56           --          134
     Adjustable Income Annuity ................................................           --           --           --           --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ...........................................     (342,750)    (205,229)     (22,024)    (671,498)
     MultiOption Classic/Achiever .............................................           --           --           --           --
     MegAnnuity ...............................................................       (7,511)      (1,898)          --      (29,455)
     Adjustable Income Annuity ................................................           --           --           --           --
                                                                                ------------  -----------  -----------  -----------

Increase (decrease) in net assets from contract transactions ..................   10,052,067   (5,636,664)  25,737,977    9,665,656
                                                                                ------------  -----------  -----------  -----------

Increase (decrease) in net assets .............................................   76,109,814  (10,760,876)  27,837,501   78,566,431

Net assets at the beginning of year ...........................................  264,331,794  133,972,916   49,909,087  489,966,528
                                                                                ------------  -----------  -----------  -----------

Net assets at the end of year ................................................. $340,441,608  123,212,040   77,746,588  568,532,959
                                                                                ============  ===========  ===========  ===========



                                                                                              Segregated Sub-Accounts
                                                                                  -----------------------------------------------
                                                                                     Mortgage          Index          Capital
                                                                                    Securities          500         Appreciation
                                                                                  -------------    -------------    -------------
Operations:
  Investment income (loss) - net ..............................................       4,665,416        1,866,651       (3,104,264)
  Net realized gains on investments ...........................................          53,448       32,225,807       48,390,103
  Net change in unrealized appreciation or depreciation
     of investments ...........................................................      (3,945,102)      31,274,622        4,294,708
                                                                                  -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...............         773,762       65,367,080       49,580,547
                                                                                  -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ...........................................      23,575,223       88,025,964       29,786,676
     MultiOption Classic/Achiever .............................................         996,373        2,125,515          693,669
     MegAnnuity ...............................................................         703,369        5,724,390        1,390,385
     Adjustable Income Annuity ................................................              --       16,412,426               --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ...........................................     (24,617,363)     (63,918,267)     (48,734,480)
     MultiOption Classic/Achiever .............................................            (210)            (859)             (92)
     MegAnnuity ...............................................................        (204,506)      (4,957,879)      (2,322,797)
     Adjustable Income Annuity ................................................              --       (1,040,198)              --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ...........................................           3,502           (2,381)         (13,552)
     MultiOption Classic/Achiever .............................................              --               --               --
     MegAnnuity ...............................................................              --              279               22
     Adjustable Income Annuity ................................................              --           30,526               --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ...........................................        (149,006)        (428,960)        (330,639)
     MultiOption Classic/Achiever .............................................              --               --               --
     MegAnnuity ...............................................................              --           (5,714)          (2,897)
     Adjustable Income Annuity ................................................              --       (1,531,959)              --
                                                                                  -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..................         307,382       40,432,883      (19,533,705)
                                                                                  -------------    -------------    -------------

Increase (decrease) in net assets .............................................       1,081,144      105,799,963       30,046,842

Net assets at the beginning of year ...........................................      97,408,573      321,468,279      269,318,233
                                                                                  -------------    -------------    -------------

Net assets at the end of year .................................................      98,489,717      427,268,242      299,365,075
                                                                                  =============    =============    =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 1999


                                                                                               Segregated Sub-Accounts
                                                                                   -----------------------------------------------
                                                                                                                        Maturing
                                                                                                         Small         Government
                                                                                   International        Company           Bond
                                                                                       Stock             Growth           2002
                                                                                   -------------    -------------    -------------
Operations:
  Investment income (loss) - net ...............................................   $   2,743,801       (1,497,500)         332,553
  Net realized gains on investments ............................................      16,928,262        3,744,050           18,347
  Net change in unrealized appreciation or depreciation
     of investments ............................................................      18,877,885       47,912,509         (462,548)
                                                                                   -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ................      38,549,948       50,159,059         (111,648)
                                                                                   -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ............................................      22,772,482       16,000,752        2,421,924
     MultiOption Classic/Achiever ..............................................         900,786          627,050           21,644
     MegAnnuity ................................................................         992,032          994,221        2,626,630
     Adjustable Income Annuity .................................................              --               --               --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ............................................     (43,506,808)     (30,229,689)      (1,644,661)
     MultiOption Classic/Achiever ..............................................            (103)             (64)              (2)
     MegAnnuity ................................................................      (1,948,801)      (1,165,442)          (4,962)
     Adjustable Income Annuity .................................................              --               --               --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ............................................         (16,316)          (9,224)              33
     MultiOption Classic/Achiever ..............................................              --               --               --
     MegAnnuity ................................................................              68               (3)              --
     Adjustable Income Annuity .................................................              --               --               --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ............................................        (288,178)        (214,932)          (2,553)
     MultiOption Classic/Achiever ..............................................              --               --               --
     MegAnnuity ................................................................         (12,104)          (1,418)              --
     Adjustable Income Annuity .................................................              --               --               --
                                                                                   -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ...................     (21,106,942)     (13,998,749)       3,418,053
                                                                                   -------------    -------------    -------------

Increase (decrease) in net assets ..............................................      17,443,006       36,160,310        3,306,405

Net assets at the beginning of year ............................................     208,892,703      129,255,925        6,852,927
                                                                                   -------------    -------------    -------------

Net assets at the end of year ..................................................   $ 226,335,709      165,416,235       10,159,332
                                                                                   =============    =============    =============



                                                                                                Segregated Sub-Accounts
                                                                                   -----------------------------------------------
                                                                                       Maturing         Maturing
                                                                                      Government       Government
                                                                                         Bond             Bond            Value
                                                                                         2006             2010            Stock
                                                                                   -------------    -------------    -------------
Operations:
  Investment income (loss) - net ...............................................         297,202          165,767        2,287,140
  Net realized gains on investments ............................................          47,949           16,366        2,634,652
  Net change in unrealized appreciation or depreciation
     of investments ............................................................        (960,318)        (913,774)      (6,443,650)
                                                                                   -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ................        (615,167)        (731,641)      (1,521,858)
                                                                                   -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ............................................       1,526,636        2,030,474       18,700,154
     MultiOption Classic/Achiever ..............................................         103,443            4,215          393,048
     MegAnnuity ................................................................          88,210              230          649,546
     Adjustable Income Annuity .................................................              --               --               --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ............................................      (1,675,064)      (1,957,748)     (37,110,285)
     MultiOption Classic/Achiever ..............................................             (12)              --              (51)
     MegAnnuity ................................................................          (4,530)         (23,905)      (1,172,623)
     Adjustable Income Annuity .................................................              --               --               --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ............................................           1,110            1,057             (570)
     MultiOption Classic/Achiever ..............................................              --               --               --
     MegAnnuity ................................................................             168               57             (133)
     Adjustable Income Annuity .................................................              --               --               --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ............................................         (30,605)         (29,386)        (260,590)
     MultiOption Classic/Achiever ..............................................              --               --               --
     MegAnnuity ................................................................          (3,409)            (403)          (1,581)
     Adjustable Income Annuity .................................................              --               --               --
                                                                                   -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ...................           5,947           24,591      (18,803,085)
                                                                                   -------------    -------------    -------------

Increase (decrease) in net assets ..............................................        (609,220)        (707,050)     (20,324,943)

Net assets at the beginning of year ............................................       6,868,481        5,644,926      154,497,444
                                                                                   -------------    -------------    -------------

Net assets at the end of year ..................................................       6,259,261        4,937,876      134,172,501
                                                                                   =============    =============    =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 1999


                                                                                               Segregated Sub-Accounts
                                                                                 -------------------------------------------------
                                                                                    Small
                                                                                   Company       Global     Index 400    Macro-Cap
                                                                                    Value         Bond       Mid-Cap       Value
                                                                                 -----------   ----------   ----------  ----------
Operations:
  Investment income (loss) - net ...............................................      13,997      495,388      (80,339)    (91,220)
  Net realized gains (losses) on investments ...................................    (161,587)       3,156    1,397,946     854,950
  Net change in unrealized appreciation or depreciation
     of investments ............................................................    (145,818)  (3,362,094)     631,352      78,827
                                                                                 -----------   ----------   ----------  ----------

Net increase (decrease) in net assets resulting from operations ................    (293,408)  (2,863,550)   1,948,959     842,557
                                                                                 -----------   ----------   ----------  ----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ............................................   3,951,669    5,402,475    6,644,292   9,106,528
     MultiOption Classic/Achiever ..............................................     172,769      339,782      398,478     237,806
     MegAnnuity ................................................................     132,181       91,001      195,712     316,809
     Adjustable Income Annuity .................................................          --           --           --          --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ............................................  (1,399,857)  (2,969,821)  (1,850,467) (2,069,201)
     MultiOption Classic/Achiever ..............................................        (331)         (37)         (73)        (20)
     MegAnnuity ................................................................    (264,558)      (1,089)    (126,401)    (13,417)
     Adjustable Income Annuity .................................................          --           --           --          --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ............................................       1,175          138          188         372
     MultiOption Classic/Achiever ..............................................          --           --           --          --
     MegAnnuity ................................................................          --            1           (2)          1
     Adjustable Income Annuity .................................................          --           --           --          --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ............................................     (32,243)     (17,940)     (15,257)    (18,875)
     MultiOption Classic/Achiever ..............................................          --           --           --          --
     MegAnnuity ................................................................         (24)         (25)         (25)        (48)
     Adjustable Income Annuity .................................................          --           --           --          --
                                                                                 -----------   ----------   ----------  ----------

Increase in net assets from contract transactions ..............................   2,560,781    2,844,485    5,246,445   7,559,955
                                                                                 -----------   ----------   ----------  ----------

Increase (decrease) in net assets ..............................................   2,267,373      (19,065)   7,195,404   8,402,512

Net assets at the beginning of year ............................................   7,851,143   30,823,257    9,358,774  10,209,903
                                                                                 -----------   ----------   ----------  ----------

Net assets at the end of year .................................................. $10,118,516   30,804,192   16,554,178  18,612,415
                                                                                 ===========   ==========   ==========  ==========


                                                                                              Segregated Sub-Accounts
                                                                                   --------------------------------------------
                                                                                                       Real          Templeton
                                                                                     Micro-Cap        Estate        Developing
                                                                                      Growth        Securities        Markets
                                                                                   ------------    ------------    ------------
Operations:
  Investment income (loss) - net ...............................................       (159,687)        215,182         (22,073)
  Net realized gains (losses) on investments ...................................        456,444        (117,722)        (27,891)
  Net change in unrealized appreciation or depreciation
     of investments ............................................................     15,639,140        (383,438)      2,207,898
                                                                                   ------------    ------------    ------------


Net increase (decrease) in net assets resulting from operations ................     15,935,897        (285,978)      2,157,934
                                                                                   ------------    ------------    ------------


Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ............................................      9,266,982         898,091       4,760,534
     MultiOption Classic/Achiever ..............................................        626,486          16,835         290,558
     MegAnnuity ................................................................        249,289          49,362      27,247,119
     Adjustable Income Annuity .................................................             --              --              --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ............................................     (1,687,229)       (582,994)     (1,303,383)
     MultiOption Classic/Achiever ..............................................            (83)             (2)           (206)
     MegAnnuity ................................................................         (3,824)         (2,110)    (26,984,731)
     Adjustable Income Annuity .................................................             --              --              --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ............................................            145              --           1,015
     MultiOption Classic/Achiever ..............................................             --              --              --
     MegAnnuity ................................................................             (1)             --            (760)
     Adjustable Income Annuity .................................................             --              --              --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ............................................        (18,746)         (1,442)        (81,211)
     MultiOption Classic/Achiever ..............................................             --              --              --
     MegAnnuity ................................................................            (32)             --             (13)
     Adjustable Income Annuity .................................................             --              --              --
                                                                                   ------------    ------------    ------------


Increase in net assets from contract transactions ..............................      8,432,987         377,740       3,928,922
                                                                                   ------------    ------------    ------------


Increase (decrease) in net assets ..............................................     24,368,884          91,762       6,086,856


Net assets at the beginning of year ............................................      7,241,667       5,075,867       3,016,935
                                                                                   ------------    ------------    ------------


Net assets at the end of year ..................................................     31,610,551       5,167,629       9,103,791
                                                                                   ============    ============    ============


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers six types of contracts each consisting of twenty-eight segregated sub-accounts to which contract owners may allocate their purchase payments. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty-eight segregated sub accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Products Insurance Fund, Janus Aspen Series, and Warburg Pincus Trust (collectively, the Underlying Funds). The Advantus Series Fund Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

      Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400, Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Capital Appreciation, Janus International Growth, and Warburg Pincus Global Post-Venture Capital segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400, Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap--Class 2 of Franklin Templeton Variable Insurance Products Trust, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity Income--Service Class 2 shares of Fidelity Variable Insurance Products Fund, Capital Appreciation Portfolio and International Growth Portfolio--Service Shares of Janus Aspen Series, and Global Post-Venture Capital Portfolio of Warburg Pincus Trust, respectively.


      Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Ascend Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly owned subsidiary of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

      INVESTMENTS IN UNDERLYING FUNDS

      Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

      FEDERAL INCOME TAXES

      The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

      CONTRACTS IN ANNUITY PAYMENT PERIOD

      MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:

      Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

      MEGANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
      3.5 percent.

      ADJUSTABLE INCOME ANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.5 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      MULTIOPTION FLEX/SINGLE/SELECT:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.4 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 2000 and 1999 amounted to $4,223,316 and $4,481,055, respectively.

      MULTIOPTION CLASSIC/ACHIEVER:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.4 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than
      0.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 2000 and 1999 amounted to $60,773 and $0, respectively.

      MEGANNUITY:
      The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than
      0.35 percent of the average daily net assets of the Account.

      Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.5 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2000 and 1999.

                            VARIABLE ANNUITY ACCOUNT

      ADJUSTABLE INCOME ANNUITY:

      The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.4 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

      Contract purchase payments for Adjustable Income Annutiy are reflected net of the following charges paid Minnesota Life:

                  A sales charge ranging from 3.75 to 4.5 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2000 and 1999 amounted to $2,172 and $9,925, respectively.

                  A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2000 and 1999 amounted to $48,644 and $119,048, respectively.

                  A premium tax charge of up to 3.5 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2000 and 1999 amounted to $80 and $3,773, respectively.

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all it's portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Ascend Financial Services, Inc., an affiliate of Minnesota Life.

                                VARIABLE ANNUITY ACCOUNT

(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2000:


Growth ....................................................      $    54,975,314
Bond ......................................................           22,130,312
Money Market ..............................................           79,960,851
Asset Allocation ..........................................           92,240,806
Mortgage Securities .......................................           24,345,410
Index 500 .................................................           70,542,166
Capital Appreciation ......................................           49,106,705
International Stock .......................................           45,004,153
Small Company Growth ......................................           39,720,629
Maturing Government Bond 2002 .............................              967,603
Maturing Government Bond 2006 .............................              861,217
Maturing Government Bond 2010 .............................            1,173,755
Value Stock ...............................................           12,487,980
Small Company Value .......................................            5,948,302
Global Bond ...............................................            6,290,270
Index 400 Mid-Cap .........................................           12,015,538
Macro-Cap Value ...........................................            7,875,426
Micro-Cap Growth ..........................................           33,258,374
Real Estate Securities ....................................            2,511,632
Templeton Developing Market Securities Fund ...............            6,471,261
Templeton Asset Strategy Fund .............................              188,873
Franklin Small Cap Fund ...................................            2,861,084
Fidelity VIP Mid Cap ......................................           19,484,611
Fidelity VIP Contrafund ...................................           21,428,565
Fidelity VIP Equity-Income ................................           10,072,489
Janus Capital Appreciation ................................           39,214,281
Janus International Growth ................................           30,299,285
Warburg Pincus Global Post-Venture Capital ................              809,592


                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT

      Transactions in units for each segregated sub-account for the periods ended December 31, 2000 and 1999 were as follows:



                                                                                SEGREGATED SUB-ACCOUNTS
                                                ---------------------------------------------------------------------------------
                                                                                      MONEY             ASSET           MORTGAGE
                                                    GROWTH            BOND            MARKET          ALLOCATION       SECURITIES
                                                 ------------     ------------     ------------     ------------     ------------

      Units outstanding at
          December 31, 1998 ................      47,805,851       51,341,159       27,959,675      120,373,228       41,507,338
                    Contract purchase
                        payments ...........       9,013,901        8,746,000       56,607,809       19,260,225       10,151,505
                    Contract terminations,
                         withdrawal payments
                        and charges ........      (7,603,095)     (11,627,689)     (43,366,868)     (18,111,054)     (10,721,250)
                                                  -----------     ------------     ------------     ------------     ------------
      Units outstanding at
          December 31, 1999 ................      49,216,657       48,459,470       41,200,616      121,522,399       40,937,593
                     Contract purchase
                         payments ..........       4,069,809        3,108,355       18,766,332        6,626,958        3,538,391
                    Contract terminations,
                         withdrawal payments
                          and charges ......      (8,545,158)     (10,619,231)     (39,634,127)     (17,625,378)      (9,153,547)
                                                  -----------     ------------     ------------     ------------     ------------

      Units outstanding at
           December 31, 2000 ...............      44,741,308       40,948,594       20,332,821      110,523,979       35,322,437
                                                  ===========     ============     ============     ============     ============


                            VARIABLE ANNUITY ACCOUNT


 (5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT
      - CONTINUED



                                                                      SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------
                                                                                         SMALL           MATURING
                                          INDEX          CAPITAL        INTERNATIONAL   COMPANY         GOVERNMENT
                                           500        APPRECIATION          STOCK       GROWTH          BOND 2002
                                      -------------  --------------   --------------- ------------     -----------

Units outstanding at
   December 31, 1998 .............     60,268,563      53,894,481      99,956,739      69,789,850       4,526,963
            Contract purchase
               payments ..........     16,766,526       6,273,116      10,351,698       8,682,270       1,794,875
            Contract terminations,
               withdrawal payments
              and charges ........    (12,299,226)    (10,441,711)    (20,324,515)    (16,750,196)     (1,231,344)
                                      ------------    ------------    ------------    ------------     -----------

Units outstanding at
   December 31, 1999 .............     64,735,863      49,725,886      89,983,922      61,721,924       5,090,494
            Contract purchase
               payments ..........      6,100,097       2,568,458       5,998,945       6,971,325         146,581
            Contract terminations,
               withdrawal payments
              and charges ........    (13,416,073)     (8,556,553)    (17,139,284)    (10,351,772)       (789,454)
                                      ------------    ------------    ------------    ------------     -----------


Units outstanding at
   December 31, 2000 .............     57,419,887      43,737,791      78,843,583      58,341,477       4,447,621
                                      ============    ============    ============    ============     ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT - CONTINUED


                                                                                SEGREGATED SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                       MATURING        MATURING                           SMALL
                                                      GOVERNMENT      GOVERNMENT         VALUE           COMPANY           GLOBAL
                                                       BOND 2006       BOND 2010         STOCK            VALUE             BOND
                                                      ----------      ----------      -----------      -----------      -----------
Units outstanding at
   December 31, 1998 ............................      3,881,227       3,046,112       69,982,001        7,555,601       26,841,306
            Contract purchase
                payments ........................      1,057,788       1,311,371        8,642,347        4,423,543        4,935,728
            Contract terminations,
                 withdrawal payments
                and charges .....................     (1,162,822)     (1,277,639)     (17,394,008)      (1,556,437)      (2,794,846)
                                                      ----------      ----------      -----------      -----------      -----------

Units outstanding at
   December 31, 1999 ............................      3,776,193       3,079,844       61,230,340       10,422,707       28,982,189
            Contract purchase
                payments ........................        204,580         194,573        3,841,699        3,841,143        3,063,104
            Contract terminations,
                 withdrawal payments
                and charges .....................       (695,657)       (739,699)     (16,214,869)      (2,382,902)      (2,250,784)
                                                      ----------      ----------      -----------      -----------      -----------

Units outstanding at
   December 31, 2000 ............................      3,285,116       2,534,718       48,857,170       11,880,948       29,794,509
                                                      ==========      ==========      ===========      ===========      ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT - CONTINUED


                                                                                       SEGREGATED SUB-ACCOUNTS
                                                             -----------------------------------------------------------------------
                                                              INDEX 400           MACRO-CAP           MICRO-CAP          REAL ESTATE
                                                               MID-CAP              VALUE              GROWTH            SECURITIES
                                                             -----------         -----------         -----------         ----------
Units outstanding at
   December 31, 1998 ................................          7,779,280           8,485,870           6,922,652          5,887,391
            Contract purchase
                payments ............................          5,548,904           7,490,929           6,292,561          1,053,185
            Contract terminations,
                 withdrawal payments
                and charges .........................         (1,546,758)         (1,700,092)         (1,223,071)          (698,502)
                                                             -----------         -----------         -----------         ----------

Units outstanding at
   December 31, 1999 ................................         11,781,426          14,276,707          11,992,142          6,242,074
            Contract purchase
                payments ............................          4,431,877           4,431,030           7,783,876          1,485,072
            Contract terminations,
                 withdrawal payments
                and charges .........................         (4,337,690)         (2,760,283)         (3,472,302)          (523,435)
                                                             -----------         -----------         -----------         ----------

Units outstanding at
   December 31, 2000 ................................         11,875,613          15,947,454          16,303,716          7,203,711
                                                             ===========         ===========         ===========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT - CONTINUED

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ----------------------------------------------------------------------
                                                               TEMPLETON           TEMPLETON
                                                               DEVELOPING            ASSET           FRANKLIN           FIDELITY VIP
                                                                MARKETS            STRATEGY         SMALL CAP              MID CAP
                                                              -----------          ---------        ----------          ------------
Units outstanding at
   December 31, 1998 ................................           4,908,432             --                  --                   --
            Contract purchase
                payments ............................           6,838,408             --                  --                   --
            Contract terminations,
                 withdrawal payments
                and charges .........................          (1,929,494)            --                  --                   --
                                                              -----------

Units outstanding at
   December 31, 1999 ................................           9,817,346             --                  --                   --
            Contract purchase
                payments ............................           5,921,146           36,964           1,297,687           11,978,605
            Contract terminations,
                 withdrawal payments
                and charges .........................          (3,455,645)          (1,074)            (11,522)            (924,447)
                                                              -----------          -------          ----------          -----------

Units outstanding at
   December 31, 2000 ................................          12,282,847           35,890           1,286,165           11,054,158
                                                              ===========          =======          ==========          ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT - CONTINUED

                                                                               SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                                  JANUS ASPEN       JANUS ASPEN      WARBURG PINCUS
                                              FIDELITY VIP     FIDELITY VIP         CAPITAL        INTERNATIONAL       GLOBAL POST
                                               CONTRAFUND      EQUITY-INCOME      APPRECIATION        GROWTH         VENTURE CAPITAL
                                              ------------     -------------      ------------     -------------     ---------------
Units outstanding at
   December 31, 1999 ....................            --               --                --                --                --
            Contract purchase
                payments ................      14,119,670        6,105,114        27,008,407        20,021,442           320,561
            Contract terminations,
                 withdrawal payments
                and charges .............        (861,120)        (655,873)       (2,099,804)       (1,463,574)           (8,696)
                                              -----------       ----------       -----------       -----------          --------

Units outstanding at
   December 31, 2000 ....................      13,258,550        5,449,241        24,908,603        18,557,868           311,865
                                              ===========       ==========       ===========       ===========          ========

                            VARIABLE ANNUITY ACCOUNT


(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER

     Transactions in units for each segregated sub-account for the periods ended December 31, 2000 and 1999 were as follows:


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                                                          MONEY            ASSET          MORTGAGE
                                                         GROWTH           BOND            MARKET         ALLOCATION      SECURITIES
                                                      -----------      ----------      -----------      -----------      ----------
Units outstanding at
   December 31, 1998 ............................            --              --               --               --              --
             Contract purchase
                 payments .......................       1,609,477         766,440        3,993,816        4,265,438         989,144
             Contract terminations,
                  withdrawal payments
                 and charges ....................            (518)           (588)        (620,941)        (969,313)            (71)
                                                      -----------      ----------      -----------      -----------      ----------
Units outstanding at
   December 31, 1999 ............................       1,608,959         765,852        3,372,875        3,296,125         989,073
             Contract purchase
                 payments .......................      11,749,866       6,494,207       40,856,102       20,172,496       8,745,964
             Contract terminations,
                  withdrawal payments
                 and charges ....................      (1,362,184)       (636,160)     (30,551,007)      (2,214,577)       (573,977)
                                                      -----------      ----------      -----------      -----------      ----------

 Units outstanding at
    December 31, 2000 ...........................      11,996,641       6,623,899       13,677,970       21,254,044       9,161,060
                                                      ===========      ==========      ===========      ===========      ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                                                                              SMALL       MATURING
                                                         INDEX            CAPITAL       INTERNATIONAL        COMPANY      GOVERNMENT
                                                          500          APPRECIATION        STOCK             GROWTH       BOND 2002
                                                      -----------      ------------     -------------      ----------     ---------
Units outstanding at
   December 31, 1998 ...........................             --               --               --               --            --
             Contract purchase
                 payments ......................        2,039,531          602,909          888,642          503,561        21,585
             Contract terminations,
                  withdrawal payments
                 and charges ...................             (572)            --               --               --            --
                                                      -----------       ----------       ----------       ----------      --------
Units outstanding at
   December 31, 1999 ...........................        2,038,959          602,909          888,642          503,561        21,585
             Contract purchase
                 payments ......................       16,356,635        5,236,081        5,814,947        5,987,582       279,691
             Contract terminations,
                  withdrawal payments
                 and charges ...................       (1,306,925)        (553,398)        (467,204)        (877,925)      (19,005)
                                                      -----------       ----------       ----------       ----------      --------

 Units outstanding at
    December 31, 2000 ..........................       17,088,669        5,285,592        6,236,385        5,613,218       282,271
                                                      ===========       ==========       ==========       ==========      ========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                    SEGREGATED SUB-ACCOUNTS
                                                    --------------------------------------------------------------------------------
                                                     MATURING        MATURING                             SMALL
                                                    GOVERNMENT      GOVERNMENT          VALUE             COMPANY           GLOBAL
                                                     BOND 2006       BOND 2010          STOCK             VALUE              BOND
                                                    ----------      ----------        ----------        ----------        ----------
Units outstanding at
   December 31, 1998 .........................           --              --                --                --                --
            Contract purchase
                payments .....................        102,972           4,254           392,479           179,591           342,453
            Contract terminations,
                 withdrawal payments
                and charges ..................           --              --                --                (325)             --
                                                     --------        --------        ----------        ----------        ----------

Units outstanding at
   December 31, 1999 .........................        102,972           4,254           392,479           179,266           342,453
            Contract purchase
                payments .....................        177,843         509,229         3,161,866         1,915,527         3,199,129
            Contract terminations,
                 withdrawal payments
                and charges ..................        (10,502)        (29,437)         (199,887)         (132,981)         (216,678)
                                                     --------        --------        ----------        ----------        ----------

Units outstanding at
   December 31, 2000 .........................        270,313         484,046         3,354,458         1,961,812         3,324,904
                                                     ========        ========        ==========        ==========        ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------

                                                               INDEX 400            MACRO-CAP           MICRO-CAP        REAL ESTATE
                                                                MID-CAP               VALUE              GROWTH           SECURITIES
                                                               ----------          ----------          ----------        -----------
Units outstanding at
   December 31, 1998 .................................               --                  --                  --                --
            Contract purchase
                payments .............................            398,475             236,331             420,716            17,691
            Contract terminations,
                 withdrawal payments
                and charges ..........................               --                  --                  --                --
                                                               ----------          ----------          ----------          --------

Units outstanding at
   December 31, 1999 .................................            398,475             236,331             420,716            17,691
            Contract purchase
                payments .............................          2,427,079           1,889,404           3,315,400           505,915
            Contract terminations,
                 withdrawal payments
                and charges ..........................           (191,036)           (258,195)           (559,193)          (52,417)
                                                               ----------          ----------          ----------          --------

Units outstanding at
   December 31, 2000 .................................          2,634,518           1,867,540           3,176,923           471,189
                                                               ==========          ==========          ==========          ========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------------------------
                                                                 TEMPLETON          TEMPLETON
                                                                 DEVELOPING            ASSET          FRANKLIN          FIDELITY VIP
                                                                  MARKETS            STRATEGY         SMALL CAP           MID CAP
                                                                 ----------         ---------         ---------         ------------
Units outstanding at
   December 31, 1998 ...................................               --               --                 --                  --
            Contract purchase
                payments ...............................            268,416             --                 --                  --
            Contract terminations,
                 withdrawal payments
                and charges ............................               (184)            --                 --                  --
                                                                 ----------

Units outstanding at
   December 31, 1999 ...................................            268,232             --                 --                  --
            Contract purchase
                payments ...............................          2,116,526          161,983          1,858,396           4,248,792
            Contract terminations,
                 withdrawal payments
                and charges ............................           (204,790)            --               (5,834)           (404,137)
                                                                 ----------          -------          ---------          ----------

Units outstanding at
   December 31, 2000 ...................................          2,179,968          161,983          1,852,562           3,844,655
                                                                 ==========          =======         ==========          ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                            -------------------------------------------------------------------------------------
                                                                               JANUS ASPEN        JANUS ASPEN     WARBURG PINCUS
                                            FIDELITY VIP       FIDELITY VIP      CAPITAL         INTERNATIONAL      GLOBAL POST
                                             CONTRAFUND       EQUITY-INCOME    APPRECIATION        GROWTH         VENTURE CAPITAL
                                            ------------      -------------    ------------      -------------    ---------------
Units outstanding at
   December 31, 1999 ..................            --               --                --               --                --
            Contract purchase
                payments ..............       6,596,582        3,337,156        11,178,419        7,262,190           549,912
            Contract terminations,
                 withdrawal payments
                and charges ...........        (190,823)        (156,139)         (480,909)        (483,823)             --
                                             ----------       ----------       -----------       ----------           -------

Units outstanding at
   December 31, 2000 ..................       6,405,759        3,181,017        10,697,510        6,778,367           549,912
                                             ==========       ==========       ===========       ==========           =======

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY

         Transactions in units for each segregated sub-account for the periods ended December 31, 2000 and 1999 were as follows:


                                                                         SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------
                                                                                MONEY              ASSET          MORTGAGE
                                             GROWTH             BOND            MARKET          ALLOCATION       SECURITIES
                                        ----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1998..................        1,628,467        2,162,866         1,463,714         1,987,162          686,079
             Contract purchase
                 payments.............          545,679          646,495        22,001,268           465,525          272,542
             Contract terminations,
                  withdrawal payments
                 and charges..........         (400,427)        (570,961)      (22,289,191)         (374,401)         (79,722)
                                        ----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1999..................        1,773,719        2,238,400         1,175,791         2,078,286          878,899
             Contract purchase
                 payments.............          564,866          134,867           529,420           253,025          105,762
             Contract terminations,
                  withdrawal payments
                 and charges..........         (386,741)        (696,805)         (577,244)         (310,224)        (360,970)
                                        ----------------   --------------  ----------------  ----------------  ---------------

 Units outstanding at
    December 31, 2000.................        1,951,844        1,676,462         1,127,967         2,021,087          623,691
                                        ================   ==============  ================  ================  ===============

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                          SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------
                                                                                                 SMALL           MATURING
                                           INDEX              CAPITAL       INTERNATIONAL       COMPANY         GOVERNMENT
                                            500            APPRECIATION         STOCK            GROWTH          BOND 2002
                                        ----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1998..................        2,780,306        1,800,652         2,464,913         1,681,790          339,137
             Contract purchase
                 payments.............        1,111,383          301,006           431,585           483,647        1,798,442
             Contract terminations,
                  withdrawal payments
                 and charges                   (953,098)        (503,340)         (834,346)         (587,822)          (3,410)
                                        ----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1999..................        2,938,591        1,598,318         2,062,152         1,577,615        2,134,169
             Contract purchase
                 payments.............          507,864          344,200         1,020,991           624,931                -
             Contract terminations,
                  withdrawal payments
                 and charges..........         (550,076)        (240,198)       (1,025,332)         (372,659)      (1,040,531)
                                        ----------------   --------------  ----------------  ----------------  ---------------
 Units outstanding at
    December 31, 2000.................        2,896,379        1,702,320         2,057,811         1,829,887        1,093,638
                                        ================   ==============  ================  ================  ===============

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------
                                         MATURING           MATURING                            SMALL
                                        GOVERNMENT         GOVERNMENT         VALUE            COMPANY            GLOBAL
                                        BOND 2006          BOND 2010          STOCK             VALUE              BOND
                                       -----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1998.................           223,035          107,403         1,260,342           361,348           42,644
            Contract purchase
                payments.............            48,690                -           281,549           143,713           84,240
            Contract terminations,
                 withdrawal payments
                and charges..........            (2,803)               -          (503,682)         (291,715)          (1,025)
                                       -----------------   --------------  ----------------  ----------------  ---------------

Units outstanding at
   December 31, 1999.................           268,923          107,403         1,038,209           213,346          125,858
            Contract purchase
                payments.............             3,028                -           213,038           154,761           72,597
            Contract terminations,
                 withdrawal payments
                and charges..........           (43,221)               -          (300,541)         (152,748)        (113,224)
                                       -----------------   --------------  ----------------  ----------------  ---------------

Units outstanding at
   December 31, 2000.................           228,730          107,403           950,706           215,359           85,231
                                       =================   ==============  ================  ================  ===============

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------

                                                      INDEX 400             MACRO-CAP           MICRO-CAP           REAL ESTATE
                                                       MID-CAP                VALUE              GROWTH              SECURITIES
                                                ---------------------   -----------------  -------------------  --------------------
         Units outstanding at
            December 31, 1998.................               217,613              97,581               71,594                12,024
                     Contract purchase
                         payments.............               164,052             252,625              157,939                55,427
                     Contract terminations,
                          withdrawal payments
                         and charges..........              (106,599)            (10,669)              (2,350)               (2,614)
                                                ---------------------   -----------------  -------------------  --------------------

         Units outstanding at
            December 31, 1999.................               275,066             339,537              227,183                64,837
                     Contract purchase
                         payments.............               189,682              22,752              308,820                98,742
                     Contract terminations,
                          withdrawal payments
                         and charges..........              (130,438)           (221,983)            (270,159)              (66,362)
                                                ---------------------   -----------------  -------------------  --------------------

         Units outstanding at
            December 31, 2000.................               334,310             140,306              265,844                97,217
                                                =====================   =================  ===================  ====================

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                      TEMPLETON             TEMPLETON
                                                     DEVELOPING               ASSET             FRANKLIN            FIDELITY VIP
                                                       MARKETS              STRATEGY            SMALL CAP             MID CAP
                                                ---------------------   -----------------  -------------------  --------------------
         Units outstanding at
            December 31, 1998..................              132,217                   -                    -                     -
                     Contract purchase
                         payments..............           33,973,859                   -                    -                     -
                     Contract terminations,
                          withdrawal payments
                         and charges...........          (33,721,543)                  -                    -                     -
                                                ---------------------

         Units outstanding at
            December 31, 1999..................              384,533                   -                    -                     -
                     Contract purchase
                         payments..............              256,858                 302                2,649               488,076
                     Contract terminations,
                          withdrawal payments
                         and charges...........             (404,800)                  -                   (8)              (23,193)
                                                -----------------------------------------  -------------------  --------------------

         Units outstanding at
            December 31, 2000..................              236,591                 302                2,641               464,883
                                                =====================   =================  ===================  ====================

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------
                                                                              JANUS ASPEN      JANUS ASPEN      WARBURG PINCUS
                                         FIDELITY VIP       FIDELITY VIP        CAPITAL       INTERNATIONAL      GLOBAL POST
                                          CONTRAFUND        EQUITY-INCOME    APPRECIATION         GROWTH       VENTURE CAPITAL
                                       -----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1999.................                 -                -                 -                 -                -
            Contract purchase
                payments.............           437,564          268,773           649,865           544,572            5,215
            Contract terminations,
                 withdrawal payments
                and charges..........            (6,901)         (21,652)          (26,352)          (92,745)               -
                                       -----------------   --------------  ----------------  ----------------  ---------------

Units outstanding at
   December 31, 2000.................           430,663          247,121           623,513           451,827            5,215
                                       =================   ==============  ================  ================  ===============

                            VARIABLE ANNUITY ACCOUNT

(6)    FINANCIAL HIGHLIGHTS - MULTIOPTION FLEX/SINGLE/SELECT

       The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

       GROWTH
       ------                                                                         YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2000           1999           1998         1997          1996
                                                               ------------    ----------      ---------    ---------    ----------
Unit value, beginning of year ...............................      $   6.62          5.34          4.01          3.04          2.63
                                                                   --------      --------      --------      --------      --------

Income from investment operations:

    Net investment income (loss) ............................          (.08)         (.05)         (.02)         (.02)         (.01)
    Net gains or losses on securities
       (both realized and unrealized) .......................         (1.43)         1.33          1.35           .99           .42
                                                                   --------      --------      --------      --------      --------

       Total from investment operations .....................         (1.51)         1.28          1.33           .97           .41
                                                                   --------      --------      --------      --------      --------

Unit value, end of year .....................................      $   5.11          6.62          5.34          4.01          3.04
                                                                   ========      ========      ========      ========      ========

       BOND
       ----                                                                           YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------------
                                                                  2000           1999            1998          1997          1996
                                                               ------------   -----------     ----------   ----------    -----------

Unit value, beginning of year .............................        $   2.38          2.48          2.37          2.19          2.15
                                                                   --------      --------      --------      --------      --------

Income from investment operations:

    Net investment income .................................             .12           .10           .10           .09           .08
    Net gains or losses on securities
       (both realized and unrealized) .....................             .10          (.20)          .01           .09          (.04)
                                                                   --------      --------      --------      --------      --------

       Total from investment operations ...................             .22          (.10)          .11           .18           .04
                                                                   --------      --------      --------      --------      --------

Unit value, end of year ...................................        $   2.60          2.38          2.48          2.37          2.19
                                                                   ========      ========      ========      ========      ========

       MONEY MARKET
       ------------                                                                   YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------------
                                                                   2000            1999         1998           1997           1996
                                                               --------------   ----------   ---------      -----------    ---------
       Unit value, beginning of year .......................       $   1.75          1.69          1.63          1.57          1.52
                                                                   --------      --------      --------      --------      --------

       Income from investment operations:

           Net investment income ...........................            .08           .06           .06           .06           .05
                                                                   --------      --------      --------      --------      --------

              Total from investment operations .............            .08           .06           .06           .06           .05
                                                                   --------      --------      --------      --------      --------

       Unit value, end of year .............................       $   1.83          1.75          1.69          1.63          1.57
                                                                   ========      ========      ========      ========      ========

                            VARIABLE ANNUITY ACCOUNT

       ASSET ALLOCATION
       ----------------                                                               YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                    2000         1999            1998          1997         1996
                                                               ------------  -------------   ------------   ----------  -----------

Unit value, beginning of year ..............................       $   4.51          3.96          3.25          2.76       2.49
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income ..................................            .04           .13           .05           .04        .04
    Net gains or losses on securities
       (both realized and unrealized) ......................           (.55)          .42           .66           .45        .23
                                                                   --------      --------      --------      --------   --------

       Total from investment operations ....................           (.51)          .55           .71           .49        .27
                                                                   --------      --------      --------      --------   --------

Unit value, end of year ....................................       $   4.00          4.51          3.96          3.25       2.76
                                                                   ========      ========      ========      ========   ========

       MORTGAGE SECURITIES
       -------------------                                                            YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                   2000           1999           1998         1997        1996
                                                               --------------   ----------    ----------   ----------- ----------
Unit value, beginning of year .............................        $   2.30          2.28          2.17          2.01       1.93
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income .................................             .13           .11           .09           .10        .10
    Net gains or losses on securities
       (both realized and unrealized) .....................             .11          (.09)          .02           .06       (.02)
                                                                   --------      --------      --------      --------   --------

       Total from investment operations ...................             .24           .02           .11           .16        .08
                                                                   --------      --------      --------      --------   --------

Unit value, end of year ...................................        $   2.54          2.30          2.28          2.17       2.01
                                                                   ========      ========      ========      ========   ========

       INDEX 500
       --------                                                                      YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                     2000          1999          1998          1997        1996
                                                               --------------   ----------    ----------    ---------- ----------

Unit value, beginning of year ............................         $   5.72          4.81          3.81          2.91       2.43
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income ................................             (.03)          .02          (.02)         (.01)        -
    Net gains or losses on securities
       (both realized and unrealized) ....................             (.57)          .89          1.02           .91        .48
                                                                   --------      --------      --------      --------   --------

       Total from investment operations ..................             (.60)          .91          1.00           .90        .48
                                                                   --------      --------      --------      --------   --------

Unit value, end of year ..................................         $   5.12          5.72          4.81          3.81       2.91
                                                                   ========      ========      ========      ========   ========

                            VARIABLE ANNUITY ACCOUNT

       CAPITAL APPRECIATION
       --------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                    2000           1999           1998         1997       1996
                                                               --------------  ------------   ------------  ----------- ---------
Unit value, beginning of year ...............................      $   5.76          4.79          3.71          2.93       2.52
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income (loss) ............................          (.07)         (.06)         (.05)         (.04)      (.03)
    Net gains or losses on securities
       (both realized and unrealized) .......................          (.58)         1.03          1.13           .82        .44
                                                                   --------      --------      --------      --------   --------

       Total from investment operations .....................          (.65)          .97          1.08           .78        .41
                                                                   --------      --------      --------      --------   --------

Unit value, end of year .....................................      $   5.11          5.76          4.79          3.71       2.93
                                                                   ========      ========      ========      ========   =========

       INTERNATIONAL STOCK
       -------------------                                                            YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                     2000         1999          1998           1997        1996
                                                               -------------   -----------   ----------    ----------- ------------
Unit value, beginning of year ..............................       $   2.41         2.01          1.91          1.73       1.46
                                                                   --------     --------      --------      --------   --------

Income (loss) from investment operations:

    Net investment income (loss) ...........................            .01          .03           .03           .03        .02
    Net gains or losses on securities
       (both realized and unrealized) ......................           (.02)         .37           .07           .15        .25
                                                                   --------     --------      --------      --------   --------

       Total from investment operations ....................           (.01)         .40           .10           .18        .27
                                                                   --------     --------      --------      --------   --------

Unit value, end of year ....................................       $   2.40         2.41          2.01          1.91       1.73
                                                                   ========     ========      ========      ========   ========

       SMALL COMPANY GROWTH
       --------------------                                                           YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                    2000           1999          1998          1997        1996
                                                               -------------   -----------   -----------    ----------- -----------
Unit value, beginning of period .............................      $   2.56          1.78          1.78          1.67       1.59
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income (loss) ............................          (.03)         (.02)         (.02)         (.02)      (.02)
    Net gains or losses on securities
       (both realized and unrealized) .......................          (.29)          .80           .02           .13        .10
                                                                   --------      --------      --------      --------   --------

       Total from investment operations .....................          (.32)          .78             -           .11        .08
                                                                   --------      --------      --------      --------   --------

Unit value, end of period ...................................      $   2.24          2.56          1.78          1.78       1.67
                                                                   ========      ========      ========      ========   ========

                            VARIABLE ANNUITY ACCOUNT

       MATURING GOVERNMENT BOND 2002
       -----------------------------                                                 YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------------------
                                                                     2000          1999          1998          1997       1996
                                                               -------------   -----------   -----------   ---------- ------------
Unit value, beginning of year .............................       $   1.37          1.40           1.29          1.21      1.20
                                                                  --------      --------       --------      --------  --------

Income from investment operations:

    Net investment income .................................            .06           .04            .07           .05       .06
    Net gains or losses on securities
       (both realized and unrealized) .....................            .04          (.07)           .04           .03      (.05)
                                                                  --------      --------       --------      --------  --------

       Total from investment operations ...................            .10          (.03)           .11           .08       .01
                                                                  --------      --------       --------      --------  --------

Unit value, end of year ...................................       $   1.47          1.37           1.40          1.29      1.21
                                                                  ========      ========       ========      ========  ========

       MATURING GOVERNMENT BOND 2006
       -----------------------------                                                 YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                    2000           1999           1998         1997       1996
                                                               -------------   -----------    ----------    ---------- ----------
Unit value, beginning of year .............................       $   1.43          1.57           1.39          1.25      1.28
                                                                  --------      --------       --------      --------  --------

Income from investment operations:

    Net investment income .................................            .07           .07            .08           .05       .06
    Net gains or losses on securities
       (both realized and unrealized) .....................            .13          (.21)           .10           .09      (.09)
                                                                  --------      --------       --------      --------  --------

       Total from investment operations ...................            .20          (.14)           .18           .14      (.03)
                                                                  --------      --------       --------      --------  --------

Unit value, end of year ...................................       $   1.63          1.43           1.57          1.39      1.25
                                                                  ========      ========       ========      ========  ========

       MATURING GOVERNMENT BOND 2010
       -----------------------------                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2000           1999          1998           1997         1996
                                                               ------------   -----------    -----------   -----------  -----------
Unit value, beginning of year .............................       $   1.45          1.66           1.47          1.27       1.33
                                                                  --------      --------       --------      --------   --------

Income from investment operations:

    Net investment income (loss) ..........................            .09           .05            .05           .04       (.02)
    Net gains or losses on securities
       (both realized and unrealized) .....................            .20          (.26)           .14           .16       (.04)
                                                                  --------      --------       --------      --------   --------

       Total from investment operations ...................            .29          (.21)           .19           .20       (.06)
                                                                  --------      --------       --------      --------   --------

Unit value, end of year B179 ..............................       $   1.74          1.45           1.66          1.47       1.27
                                                                  ========      ========       ========      ========   ========

                            VARIABLE ANNUITY ACCOUNT


       VALUE STOCK
       -----------
                                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------
                                                              2000         1999      1998        1997       1996
                                                            -------     --------   --------   --------    --------

       Unit value, beginning of year...................     $ 2.12         2.14       2.13       1.78        1.38
                                                            -------     --------   --------   --------    --------

       Income (loss) from investment operations:

           Net investment income (loss)................       (.01)         .03       (.03)         -           -
           Net gains or losses on securities
              (both realized and unrealized)...........       (.05)        (.05)       .04        .35         .40
                                                            -------     --------   --------   --------    --------

              Total from investment operations.........       (.06)        (.02)       .01        .35         .40
                                                            -------     --------   --------   --------    --------

       Unit value, end of year.........................     $ 2.06         2.12       2.14       2.13        1.78
                                                            =======     ========   ========   ========    ========


       SMALL COMPANY VALUE
       -------------------
                                                                                              PERIOD FROM
                                                                 YEAR ENDED                 OCTOBER 1, 1997*
                                                                 DECEMBER 31,               TO DECEMBER 31,
                                                            ------------------------------------------------
                                                              2000         1999      1998       1997
                                                            -------     --------   --------   --------

       Unit value, beginning of period.................     $  .91          .95       1.03       1.00
                                                            -------     --------   --------   --------


       Income (loss) from investment operations:

           Net investment income (loss)................       (.01)           -          -          -
           Net gains or losses on securities
              (both realized and unrealized)...........        .25         (.04)      (.08)       .03
                                                            -------     --------   --------   --------


              Total from investment operations.........        .24         (.04)      (.08)       .03
                                                            -------     --------   --------   --------

       Unit value, end of period.......................     $ 1.15          .91        .95       1.03
                                                            =======     ========   ========   ========



       GLOBAL BOND
       -----------

                                                                                              PERIOD FROM
                                                                 YEAR ENDED                 OCTOBER 1, 1997*
                                                                 DECEMBER 31,               TO DECEMBER 31,
                                                           -------------------------------------------------
                                                              2000        1999       1998       1997
                                                            -------     --------   --------   --------

       Unit value, beginning of period.................     $ 1.04         1.14       1.00       1.00
                                                            -------     --------   --------   --------

       Income (loss) from investment operations:

           Net investment income (loss)................       (.01)         .02        .06        .01
           Net gains or losses on securities
              (both realized and unrealized)...........        .01         (.12)       .08       (.01)
                                                            -------     --------   --------   --------

              Total from investment operations.........          -         (.10)       .14          -
                                                            -------     --------   --------   --------

       Unit value, end of period.......................     $ 1.04         1.04       1.14       1.00
                                                            =======     ========   ========   ========


       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT



       INDEX 400 MID-CAP
       -----------------
                                                                                               PERIOD FROM
                                                              YEAR ENDED                      OCTOBER 1, 1997*
                                                              DECEMBER 31,                    TO DECEMBER 31,
                                                          ----------------------------------------------------
                                                             2000       1999         1998            1997
                                                          ---------   ---------    --------        --------


       Unit value, beginning of period.............          1.32         1.16       1.00             1.00
                                                          ---------   ---------    --------        --------


       Income from investment operations:

           Net investment income (loss)............             -         (.01)         -                -
           Net gains or losses on securities
              (both realized and unrealized).......           .19          .17        .16                -
                                                          ---------   ---------    --------        --------


              Total from investment operations.....           .19          .16        .16                -
                                                          ---------   ---------    --------        --------


       Unit value, end of period...................          1.51         1.32       1.16             1.00
                                                          =========   =========    ========        ========




       MACRO-CAP VALUE
       ---------------
                                                                                               PERIOD FROM
                                                                 YEAR ENDED                   OCTOBER 15, 1997*
                                                                DECEMBER 31,                  TO DECEMBER 31,
                                                          ----------------------------------------------------
                                                            2000       1999          1998             1997
                                                          --------   --------     --------         --------

       Unit value, beginning of period.............          1.24       1.18          .98             1.00
                                                          --------   --------     --------         --------


       Income from investment operations:

           Net investment income (loss)............          (.01)      (.01)        (.01)               -
           Net gains or losses on securities
              (both realized and unrealized).......          (.09)       .07          .21             (.02)
                                                          ---------  --------     --------         --------


              Total from investment operations.....          (.10)       .06          .20             (.02)
                                                          ---------  --------     --------         --------


       Unit value, end of period...................           1.14       1.24        1.18              .98
                                                          =========   ========    ========         ========


       MICRO-CAP GROWTH
       ----------------
                                                                                               PERIOD FROM
                                                                 YEAR ENDED                   OCTOBER 1, 1997*
                                                                DECEMBER 31,                  TO DECEMBER 31,
                                                         -------------------------------------------------------
                                                             2000        1999         1998           1998
                                                         ----------   ---------    --------        --------

       Unit value, beginning of period.............      $    2.51       1.02         .91             1.00
                                                          ---------   ---------    --------        --------


       Income from investment operations:

           Net investment income (loss)............           (.03)      (.02)       (.01)            (.01)
           Net gains or losses on securities
              (both realized and unrealized).......           (.52)      1.51         .12             (.08)
                                                          ---------   ---------    --------        --------


              Total from investment operations.....           (.55)      1.49         .11             (.09)
                                                          ---------   ---------    --------        --------

       Unit value, end of period...................      $    1.96       2.51        1.02              .91
                                                          =========   =========    ========        ========


       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT


       REAL ESTATE SECURITIES
       ----------------------
                                                                                                               PERIOD FROM
                                                                              YEAR ENDED                      APRIL 24, 1998*
                                                                             DECEMBER 31,                     TO DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                   2000                    1999                    1998
                                                               -----------------   ---------------------   ---------------------


       Unit value, beginning of period.............          $              .81                     .86                    1.00
                                                               -----------------   ---------------------   ---------------------

       Income (loss) from investment operations:...

           Net investment income...................                         .05                     .03                     .03
           Net gains or losses on securities
              (both realized and unrealized).......                         .15                    (.08)                   (.17)
                                                               -----------------   ---------------------   ---------------------

              Total from investment operations.....                         .20                    (.05)                   (.14)
                                                               -----------------   ---------------------   ---------------------

       Unit value, end of period...................          $             1.01                     .81                     .86
                                                               =================   =====================   =====================



       TEMPLETON DEVELOPMENT MARKETS
       -----------------------------

                                                                                                          PERIOD FROM
                                                                             YEAR ENDED                  OCTOBER 2, 1997*
                                                                            DECEMBER 31,                 TO DECEMBER 31,
                                                               ----------------------------------------------------------
                                                                   2000          1999           1998          1997
                                                               ----------   -----------   ------------  -----------------

       Unit value, beginning of period.............          $       .82           .54            .69                1.00
                                                               ----------   -----------   ------------  -----------------


       Income from investment operations:

           Net investment income...................                    -             -              -                   -
           Net gains or losses on securities
              (both realized and unrealized).......                 (.27)          .28           (.15)               (.31)
                                                               ----------   -----------   ------------  -----------------

              Total from investment operations.....                 (.27)          .28           (.15)               (.31)
                                                               ----------   -----------   ------------  -----------------

       Unit value, end of period...................          $       .55           .82            .54                 .69
                                                               ==========   ===========   ============  ========-----====




       TEMPLETON ASSET STRATEGY
       ------------------------
                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------


       Unit value, beginning of period.............              $        1.00
                                                                   ------------

       Income from investment operations:

           Net investment income (loss)............                       (.01)
           Net gains or losses on securities
              (both realized and unrealized).......                       (.02)
                                                                   ------------

              Total from investment operations.....                       (.03)
                                                                   ------------


       Unit value, end of period...................              $         .97
                                                                   ============



       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT


       FRANKLIN SMALL CAP
       ------------------
                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------


       Unit value, beginning of period.............          $             1.00
                                                               -----------------

       Income from investment operations:

           Net investment income...................                                              -
           Net gains or losses on securities
              (both realized and unrealized).......                        (.19)
                                                               -----------------

              Total from investment operations.....                        (.19)
                                                               -----------------

       Unit value, end of period...................          $              .81
                                                               =================


       FIDELITY VIP MID CAP
       --------------------
                                                                  PERIOD FROM
                                                               FEBRUARY 1, 2000*
                                                                TO DECEMBER 31,
                                                               -----------------
                                                                     2000
                                                               -----------------

       Unit value, beginning of period.............          $             1.00
                                                               -----------------
       Income from investment operations:

           Net investment income (loss)............                        (.01)
           Net gains or losses on securities
              (both realized and unrealized).......                         .25
                                                               -----------------


              Total from investment operations.....                         .24
                                                               -----------------

       Unit value, end of period...................          $             1.24
                                                               =================


       FIDELITY VIP CONTRAFUND
       -----------------------
                                                                  PERIOD FROM
                                                               FEBRUARY 1, 2000*
                                                                TO DECEMBER 31,
                                                               -----------------
                                                                     2000
                                                               -----------------


       Unit value, beginning of period.............          $             1.00
                                                               -----------------


       Income from investment operations:

           Net investment income (loss)............                        (.01)
           Net gains or losses on securities
              (both realized and unrealized).......                        (.05)
                                                               -----------------

              Total from investment operations.....                        (.06)
                                                               -----------------

       Unit value, end of period...................          $              .94
                                                               =================


       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT


       FIDELITY VIP EQUITY-INCOME
       --------------------------
                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------

       Unit value, beginning of period.............          $             1.00
                                                               -----------------

       Income from investment operations:

           Net investment income (loss)............                        (.01)
           Net gains or losses on securities
              (both realized and unrealized).......                         .13
                                                               -----------------


              Total from investment operations.....                         .12
                                                               -----------------


       Unit value, end of period...................          $             1.12
                                                               =================


       JANUS ASPEN CAPITAL APPRECIATION
       --------------------------------
                                                                  PERIOD FROM
                                                               FEBRUARY 1, 2000*
                                                                TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------

       Unit value, beginning of period.............          $             1.00
                                                               -----------------

       Income from investment operations:

           Net investment income...................                           -
           Net gains or losses on securities
              (both realized and unrealized).......                        (.19)
                                                               -----------------

              Total from investment operations.....                        (.19)
                                                               -----------------

       Unit value, end of period...................          $              .81
                                                               =================


       JANUS ASPEN INTERNATIONAL GROWTH
       --------------------------------
                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------

       Unit value, beginning of period.............         $              1.00
                                                               -----------------

       Income from investment operations:

           Net investment income...................                           -
           Net gains or losses on securities
              (both realized and unrealized).......                        (.18)
                                                               -----------------

              Total from investment operations.....                        (.18)
                                                               -----------------

       Unit value, end of period...................          $              .82
                                                               =================

       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT


       WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL
       ------------------------------------------

                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                     2000
                                                               -----------------

       Unit value, beginning of period.............          $             1.00
                                                               -----------------


       Income from investment operations:

           Net investment income...................                           -
           Net gains or losses on securities
              (both realized and unrealized).......                        (.25)
                                                               -----------------

              Total from investment operations.....                        (.25)
                                                               -----------------

       Unit value, end of period...................          $              .75
                                                               =================


       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

(6)  FINANCIAL HIGHLIGHTS - MULTIOPTION CLASSIC/ACHIEVER

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated.

     GROWTH

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                       2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period...................    $                1.17                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)..................                     (.02)                       -
           Net gains or losses on securities
              (both realized and unrealized).............                     (.25)                     .17
                                                               --------------------    ---------------------

              Total from investment operations...........                     (.27)                     .17
                                                               --------------------    ---------------------

       Unit value, end of period.........................    $                 .90                     1.17
                                                               ====================    =====================

     BOND

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.00                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income ..........................                    .01                        -
           Net gains or losses on securities
              (both realized and unrealized)...............                    .08                        -
                                                               --------------------    ---------------------

              Total from investment operations.............                    .09                        -
                                                               --------------------    ---------------------

       Unit value, end of period                             $                1.09                     1.00
                                                               ====================    =====================

     MONEY MARKET

                                                                        YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.01                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income...........................                    .05                      .01
                                                               --------------------    ---------------------

              Total from investment operations.............                    .05                      .01
                                                               --------------------    ---------------------

       Unit value, end of period...........................  $                1.06                     1.01
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     ASSET ALLOCATION

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period...................    $                1.10                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income.........................                      .03                      .07
           Net gains or losses on securities
              (both realized and unrealized).............                     (.15)                     .03
                                                               --------------------    ---------------------

              Total from investment operations...........                     (.12)                     .10
                                                               --------------------    ---------------------

       Unit value, end of period.........................    $                 .98                     1.10
                                                               ====================    =====================

     MORTGAGE SECURITIES

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period...................    $                1.00                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income.........................                      .01                        -
           Net gains or losses on securities
              (both realized and unrealized).............                      .10                        -
                                                               --------------------    ---------------------

              Total from investment operations...........                      .11                        -
                                                               --------------------    ---------------------

       Unit value, end of period ........................    $                1.11                     1.00
                                                               ====================    =====================

     INDEX 500

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------

       Unit value, beginning of period...................    $                1.09                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income ........................                        -                      .02
           Net gains or losses on securities
              (both realized and unrealized).............                     (.12)                     .07
                                                               --------------------    ---------------------

              Total from investment operations...........                     (.12)                     .09
                                                               --------------------    ---------------------

       Unit value, end of period.........................    $                 .97                     1.09
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     CAPITAL APPRECIATION

                                                                        YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period                       $                1.27                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss).....................                  (.02)                    (.01)
           Net gains or losses on securities
              (both realized and unrealized)................                  (.12)                     .28
                                                               --------------------    ---------------------

              Total from investment operations..............                  (.14)                     .27
                                                               --------------------    ---------------------

       Unit value, end of period............................ $                1.13                     1.27
                                                               ====================    =====================

       INTERNATIONAL STOCK

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.07                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income (loss)....................                      -                        -
           Net gains or losses on securities
              (both realized and unrealized)...............                   (.01)                     .07
                                                               --------------------    ---------------------

              Total from investment operations ............                   (.01)                     .07
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.06                     1.07
                                                               ====================    =====================

     SMALL COMPANY GROWTH

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period....................   $                1.40                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)...................                    (.02)                    (.01)
           Net gains or losses on securities
              (both realized and unrealized)..............                    (.15)                     .41
                                                               --------------------    ---------------------

              Total from investment operations............                    (.17)                     .40
                                                               --------------------    ---------------------

       Unit value, end of period .........................   $                1.23                     1.40
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 2002

                                                                           YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period....................   $                1.00                      1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income...........................                    .07                      .05
           Net gains or losses on securities
              (both realized and unrealized)...............                     --                     (.05)
                                                               --------------------    ---------------------

              Total from investment operations.............                    .07                       --
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.07                     1.00
                                                               ====================    =====================

     MATURING GOVERNMENT BOND 2006

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period....................   $                 .99                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income..........................                     .06                      .07
           Net gains or losses on securities
              (both realized and unrealized)..............                     .08                     (.08)
                                                               --------------------    ---------------------

              Total from investment operations............                     .14                     (.01)
                                                               --------------------    ---------------------

       Unit value, end of period .........................   $                1.13                      .99
                                                               ====================    =====================

       MATURING GOVERNMENT BOND 2010

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------

       Unit value, beginning of period...................... $                 .98                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income............................                   .05                       --
           Net gains or losses on securities
              (both realized and unrealized)................                   .15                     (.02)
                                                               --------------------    ---------------------

              Total from investment operations..............                   .20                     (.02)
                                                               --------------------    ---------------------

       Unit value, end of period ........................... $                1.18                      .98
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     VALUE STOCK

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period....................   $                1.01                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income..........................                       -                      .04
           Net gains or losses on securities
              (both realized and unrealized) .............                    (.03)                    (.03)
                                                               --------------------    ---------------------

              Total from investment operations ...........                    (.03)                     .01
                                                               --------------------    ---------------------

       Unit value, end of period .........................   $                 .98                     1.01
                                                               ====================    =====================

       SMALL COMPANY VALUE

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period...................    $                 .99                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income (loss)                                       (.01)                     .03
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .27                     (.04)
                                                               --------------------    ---------------------

              Total from investment operations ............                    .26                     (.01)
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.25                      .99
                                                               ====================    =====================

     GLOBAL BOND

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                 .99                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income (loss)....................                   (.01)                     .07
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .01                     (.08)
                                                               --------------------    ---------------------

              Total from investment operations ............                      -                     (.01)
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                 .99                      .99
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     INDEX 400 MID-CAP

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.09                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income                                                 -                      .01
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .16                      .08
                                                               --------------------    ---------------------

              Total from investment operations ............                    .16                      .09
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.25                     1.09
                                                               ====================    =====================

       MACRO-CAP VALUE

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.04                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)                                       (.01)                     .02
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.08)                     .02
                                                               --------------------    ---------------------

              Total from investment operations ............                   (.09)                     .04
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                 .95                     1.04
                                                               ====================    =====================

     MICRO-CAP GROWTH

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.80                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)....................                   (.02)                    (.01)
           Net gains or losses on securities...............
              (both realized and unrealized) ..............                   (.37)                     .81
                                                               --------------------    ---------------------

              Total from investment operations ............                   (.39)                     .80
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.41                     1.80
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

       REAL ESTATE SECURITIES

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                 .97                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income...........................                    .20                      .18
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .04                     (.21)
                                                               --------------------    ---------------------

              Total from investment operations ............                    .24                     (.03)
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.21                      .97
                                                               ====================    =====================

       TEMPLETON DEVELOPMENT MARKETS

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.20                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)....................                   (.01)                    (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.39)                     .21
                                                               --------------------    ---------------------

              Total from investment operations ............                   (.40)                     .20
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                 .80                     1.20
                                                               ====================    =====================

       TEMPLETON ASSET STRATEGY

                                                                    PERIOD FROM
                                                                 AUGUST 1, 2000**
                                                                  TO DECEMBER 31,
                                                               --------------------
                                                                       2000
                                                               --------------------

       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income...........................                   (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.02)
                                                               --------------------

              Total from investment operations ............                   (.03)
                                                               --------------------

       Unit value, end of period ..........................  $                 .97
                                                               ====================

       * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

       **     Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

       FRANKLIN SMALL CAP

                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------
       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)....................                   (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.19)
                                                               --------------------

              Total from investment operations ............                   (.20)
                                                               --------------------

       Unit value, end of period ..........................  $                 .80
                                                               ====================

       FIDELITY VIP MID-CAP

                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------

       Unit value, beginning of period....................   $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)...................                    (.01)
           Net gains or losses on securities
              (both realized and unrealized) .............                     .25
                                                               --------------------

              Total from investment operations ...........                     .24
                                                               --------------------

       Unit value, end of period .........................   $                1.24
                                                               ====================

       FIDELITY VIP CONTRAFUND

                                                                  PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------

       Unit value, beginning of period....................   $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)...................                    (.01)
           Net gains or losses on securities
              (both realized and unrealized) .............                    (.05)
                                                               --------------------

              Total from investment operations ...........                    (.06)
                                                               --------------------

       Unit value, end of period .........................   $                 .94
                                                               ====================

       *      Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

       FIDELITY VIP EQUITY INCOME

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------
       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)....................                   (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .13
                                                               --------------------

              Total from investment operations ............                    .12
                                                               --------------------

       Unit value, end of period ..........................  $                1.12
                                                               ====================

       JANUS ASPEN CAPITAL APPRECIATION

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------

       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income                                                 -
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.19)
                                                               --------------------

              Total from investment operations ............                   (.19)
                                                               --------------------

       Unit value, end of period ..........................  $                 .81
                                                               ====================

       JANUS ASPEN INTERNATIONAL GROWTH

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------
       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income...........................                      -
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.18)
                                                               --------------------

              Total from investment operations ............                   (.18)
                                                               --------------------

       Unit value, end of period...........................  $                 .82
                                                               ====================

       *      Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

       WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL

                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------
       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)                                       (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.24)
                                                               --------------------

              Total from investment operations ............                   (.25)
                                                               --------------------

       Unit value, end of period ..........................  $                 .75
                                                               ====================

       *      Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

(6)      FINANCIAL HIGHLIGHTS - MEGANNUITY

         The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:


GROWTH
------
                                                                              YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                               2000             1999              1998                1997            1996
                                             ---------------  ---------------   ---------------   ---------------   ---------------
Unit value, beginning of year............  $           5.29             4.22              3.14              2.35              2.01
                                             ---------------  ---------------   ---------------   ---------------   ---------------

Income from investment operations:

    Net investment income (loss).........              (.01)             .01               .03               .02               .02
    Net gains or losses on securities
       (both realized and unrealized)....             (1.15)            1.06              1.05               .77               .32
                                             ---------------  ---------------   ---------------   ---------------   ---------------

       Total from investment operations..             (1.16)            1.07              1.08               .79               .34
                                             ---------------  ---------------   ---------------   ---------------   ---------------

Unit value, end of year..................  $           4.13             5.29              4.22              3.14              2.35
                                             ===============  ===============   ===============   ===============   ===============

BOND
----
                                                                              YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999              1998              1997              1996
                                             ---------------  ---------------   ---------------    --------------   ---------------
Unit value, beginning of year ...........  $           2.45             2.52              2.38              2.18              2.12
                                             ---------------  ---------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income ...............               .15              .13               .13               .11               .11
    Net gains or losses on securities
       (both realized and unrealized)....               .10             (.20)              .01               .09              (.05)
                                             ---------------  ---------------   ---------------    --------------   ---------------

       Total from investment operations..               .25             (.07)              .14               .20               .06
                                             ---------------  ---------------   ---------------    --------------   ---------------

Unit value, end of year..................  $           2.70             2.45              2.52              2.38              2.18
                                             ===============  ===============   ===============    ==============   ===============

MONEY MARKET
------------
                                                                              YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999             1998               1997              1996
                                             ---------------  ---------------   ---------------    --------------   ---------------
Unit value, beginning of year............  $           1.86             1.78              1.70              1.62              1.55
                                             ---------------  ---------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income................               .11              .08               .08               .08               .07
                                             ---------------  ---------------   ---------------    --------------   ---------------

       Total from investment operations..               .11              .08               .08               .08               .07
                                             ---------------  ---------------   ---------------    --------------   ---------------

Unit value, end of year..................  $           1.97             1.86              1.78              1.70              1.62
                                             ===============  ==============   ===============    ===============   ===============

                            VARIABLE ANNUITY ACCOUNT

ASSET ALLOCATION
----------------
                                                                               YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------------
                                                   2000            1999             1998                1997              1996
                                             ---------------  --------------   ---------------    ---------------   ---------------
Unit value, beginning of year............  $           4.27            3.71              3.00              2.53              2.25
                                             ---------------  --------------   ---------------    ---------------   ---------------


Income from investment operations:

    Net investment income................               .10             .17               .08               .08               .08
    Net gains or losses on securities
       (both realized and unrealized)....              (.55)            .39               .63               .39               .20
                                             ---------------  --------------   ---------------    ---------------   ---------------

       Total from investment operations..              (.45)            .56               .71               .47               .28
                                             ---------------  --------------   ---------------    ---------------   ---------------

Unit value, end of year..................  $           3.82            4.27              3.71              3.00              2.53
                                             ===============  ==============   ===============    ===============   ===============
MORTGAGE SECURITIES
-------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------------
                                                  2000             1999             1998                1997              1996
                                             ---------------  --------------   ---------------    ---------------   ---------------
Unit value, beginning of year............              2.60             2.55             2.40              2.20              2.09
                                             ---------------  --------------   ---------------    ---------------   ---------------

Income from investment operations:

    Net investment income................               .17              .14              .13               .14               .13
    Net gains or losses on securities
       (both realized and unrealized) ...               .13             (.09)             .02               .06              (.02)
                                             ---------------   --------------   --------------    --------------    --------------

       Total from investment operations..               .30              .05              .15               .20               .11
                                             ---------------  --------------   ---------------    ---------------   ---------------

Unit value, end of year..................  $           2.90             2.60             2.55              2.40              2.20
                                             ===============   ==============   ==============    ===============   ===============
INDEX 500
---------
                                                                               YEAR ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                   2000             1999              1998             1997              1996
                                             ---------------   --------------   ---------------    --------------   ---------------
Unit value, beginning of year............  $           5.70             4.75              3.72             2.81               2.32
                                             ---------------  --------------   ---------------    ---------------   ---------------

Income from investment operations:

    Net investment income................               .03              .08               .03              .03                .03
    Net gains or losses on securities
       (both realized and unrealized)....              (.57)             .87              1.00              .88                .46
                                             ---------------  --------------   ---------------    ---------------   ---------------

       Total from investment operations..              (.54)             .95              1.03              .91                .49
                                             ---------------  --------------   ---------------    ---------------   ---------------

Unit value, end of year..................  $           5.16             5.70              4.75             3.72               2.81
                                             ===============   =============   ===============    ===============   ===============

                            VARIABLE ANNUITY ACCOUNT



CAPITAL APPRECIATION
--------------------
                                                                              YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999              1998              1997               1996
                                             ---------------   --------------   ---------------    -------------    ---------------
Unit value, beginning of year............  $           5.77             4.75              3.64             2.84               2.42
                                             ---------------   --------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income (loss).........              (.01)            (.01)             (.01)            (.01)                 -
    Net gains or losses on securities
       (both realized and unrealized)....              (.59)            1.03              1.12              .81                .42
                                             ---------------   --------------   ---------------    --------------   ---------------

       Total from investment operations..              (.60)            1.02              1.11              .80                .42
                                             ---------------   --------------   ---------------    --------------   ---------------

Unit value, end of year..................  $           5.17             5.77              4.75             3.64               2.84
                                             ===============   ==============   ===============    ==============   ===============

INTERNATIONAL STOCK
-------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                   2000             1999              1998             1997               1996
                                             ---------------  --------------   ---------------     --------------   ---------------
Unit value, beginning of year............  $           2.58             2.13              2.00             1.79               1.50
                                             ---------------  --------------    ---------------    --------------   ---------------

Income (loss) from investment operations:

    Net investment income................               .04              .06               .06              .05                .04
    Net gains or losses on securities
       (both realized and unrealized)....              (.02)             .39               .07              .16                .25
                                             ---------------   --------------   ---------------    --------------   ---------------

       Total from investment operations..               .02              .45               .13              .21                .29
                                             ---------------   --------------   ---------------    --------------   ---------------

Unit value, end of year..................  $           2.60             2.58              2.13             2.00               1.79
                                             ===============  ===============   ===============    ==============   ===============


SMALL COMPANY GROWTH
--------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000             1999               1998              1997             1996
                                             ---------------  ---------------   ---------------    --------------   ---------------
Unit value, beginning of period..........  $           2.70             1.86              1.84             1.71               1.60
                                             ---------------  ---------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income................                 -                -                 -                -                  -
    Net gains or losses on securities
       (both realized and unrealized)....              (.31)             .84               .02              .13                .11
                                             ---------------  ---------------   ---------------    --------------   ---------------

       Total from investment operations..              (.31)             .84               .02              .13                .11
                                             ---------------  ---------------   ---------------    --------------   ---------------

Unit value, end of period................  $           2.39             2.70              1.86             1.84               1.71
                                             ===============  ===============   ===============    ==============   ===============

                            VARIABLE ANNUITY ACCOUNT


MATURING GOVERNMENT BOND 2002
-----------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999             1998              1997              1996
                                             ---------------  ---------------   ---------------    --------------   ---------------
Unit value, beginning of year............  $           1.46             1.47              1.35             1.24               1.22
                                             ---------------  ---------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income................               .08              .20               .08              .06                .15
    Net gains or losses on securities
       (both realized and unrealized)....               .04             (.21)              .04              .05               (.13)
                                             ---------------  ---------------   ---------------    --------------    --------------

       Total from investment operations..               .12             (.01)              .12              .11                .02
                                             ---------------  ---------------   ---------------    --------------    --------------

Unit value, end of year..................  $           1.58             1.46              1.47             1.35               1.24
                                             ===============  ===============   ===============    ==============    ==============
MATURING GOVERNMENT BOND 2006
-----------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000             1999              1998              1997               1996
                                             ---------------  ---------------   ---------------    --------------    --------------
Unit value, beginning of year............  $           1.52             1.65              1.45             1.29               1.31
                                             ---------------  ---------------   ---------------    --------------    --------------

Income from investment operations:

    Net investment income................               .10              .10               .11              .06                .07
    Net gains or losses on securities
       (both realized and unrealized)....               .13             (.23)              .09              .10               (.09)
                                             ---------------   --------------   ---------------    --------------    --------------

       Total from investment operations..               .23             (.13)              .20              .16               (.02)
                                             ---------------   --------------   ---------------    --------------    --------------

Unit value, end of year..................  $           1.75             1.52              1.65             1.45               1.29
                                             ===============   ==============   ===============    ==============    ==============
MATURING GOVERNMENT BOND 2010
-----------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999             1998               1997              1996
                                             ---------------   --------------   ---------------    --------------    --------------
Unit value, beginning of year............  $           1.55             1.75              1.53             1.30               1.35
                                             ---------------   --------------   ---------------    --------------    --------------

Income from investment operations:

    Net investment income................               .10              .07               .08              .08                  -
    Net gains or losses on securities
       (both realized and unrealized)....               .22             (.27)              .14              .15               (.05)
                                             ---------------   --------------   ---------------    --------------    --------------

       Total from investment operations..               .32             (.20)              .22              .23               (.05)
                                             ---------------   --------------   ---------------    --------------    --------------

Unit value, end of year..................  $           1.87             1.55              1.75             1.53               1.30
                                             ===============   ==============   ===============    ==============    ==============

                            VARIABLE ANNUITY ACCOUNT

VALUE STOCK
-----------

                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000             1999              1998               1997              1996
                                             ---------------   --------------   ---------------    --------------    --------------
Unit value, beginning of year............  $           2.25             2.25              2.22             1.83               1.40
                                             ---------------   --------------   ---------------    --------------    --------------

Income (loss) from investment operations:

    Net investment income................               .02              .06                 -              .03                .02
    Net gains or losses on securities
       (both realized and unrealized)....              (.06)            (.06)              .03              .36                .41
                                             ---------------   --------------   ---------------    --------------    --------------

       Total from investment operations..              (.04)               -               .03              .39                .43
                                             ---------------   --------------   ---------------    --------------    --------------

Unit value, end of year..................  $           2.21             2.25              2.25             2.22               1.83
                                             ===============   ==============   ===============    ==============    ==============
SMALL COMPANY VALUE
-------------------
                                                                                           PERIOD FROM
                                                         YEAR ENDED                      OCTOBER 1, 1997*
                                                         DECEMBER 31,                     TO DECEMBER 31,
                                             --------------------------------------------------------------------
                                                  2000              1999             1998              1997
                                             ---------------   --------------   ---------------    --------------
Unit value, beginning of period..........  $            .91              .94              1.01             1.00
                                             ---------------   --------------   ---------------    --------------

Income (loss) from investment operations:

    Net investment income................                 -              .01               .02                -
    Net gains or losses on securities
       (both realized and unrealized)....               .26             (.04)             (.09)             .01
                                             ---------------   --------------   ---------------    --------------

       Total from investment operations..               .26             (.03)             (.07)             .01
                                             ---------------   --------------   ---------------    --------------

Unit value, end of period................  $           1.17              .91               .94             1.01
                                             ===============   ==============   ===============    ==============

GLOBAL BOND
-----------
                                                                                           PERIOD FROM
                                                          YEAR ENDED                     OCTOBER 1, 1997*
                                                         DECEMBER 31,                     TO DECEMBER 31,
                                             --------------------------------------------------------------------
                                                  2000              1999             1998              1997
                                             ---------------   --------------   ---------------    --------------
Unit value, beginning of period..........  $           1.06             1.15               .99             1.00
                                             ---------------   --------------   ---------------    --------------

Income (loss) from investment operations:

    Net investment income................                 -              .04               .07              .01
    Net gains or losses on securities
       (both realized and unrealized)....               .01             (.13)              .09             (.02)
                                             ---------------   --------------   ---------------    --------------

       Total from investment operations..               .01             (.09)              .16             (.01)
                                             ---------------   --------------   ---------------    --------------

Unit value, end of period................  $           1.07             1.06              1.15              .99
                                             ===============   ==============   ===============    ==============

* Commencement of the segregated sub-account's operations.


                            VARIABLE ANNUITY ACCOUNT

     INDEX 400 MID-CAP


                                                                                                        PERIOD FROM
                                                             YEAR ENDED                               OCTOBER 1, 1997*
                                                             DECEMBER 31,                              TO DECEMBER 31,
                                                  -------------------------------     -------------   ----------------
                                                        2000            1999              1998              1997
                                                  --------------    -------------     -------------   ----------------
     Unit value, beginning of period..........    $         1.34             1.15               .99               1.00
                                                  --------------    -------------     -------------     --------------

     Income from investment operations:

         Net investment income................               .01               --               .01                 --
         Net gains or losses on securities
            (both realized and unrealized)....               .20              .19               .15               (.01)
                                                  --------------    -------------     -------------     --------------

            Total from investment operations..               .21              .19               .16               (.01)
                                                  --------------    -------------     -------------     --------------

     Unit value, end of period................    $         1.55             1.34              1.15                .99
                                                  ==============    =============     =============     ==============


     MACRO-CAP VALUE

                                                                                                          PERIOD FROM
                                                             YEAR ENDED                                 OCTOBER 15, 1997*
                                                             DECEMBER 31,                                TO DECEMBER 31,
                                                  -------------------------------     -------------     ----------------
                                                       2000             1999              1998              1997
                                                  --------------    -------------     -------------     ----------------
     Unit value, beginning of period..........    $         1.28             1.20               .99                 1.00
                                                  --------------    -------------     -------------     ----------------

     Income from investment operations:

         Net investment income................                --              .01               .01                  .01
         Net gains or losses on securities
            (both realized and unrealized)....              (.09)             .07               .20                 (.02)
                                                  --------------    -------------     -------------     ----------------

            Total from investment operations..              (.09)             .08               .21                 (.01)
                                                  --------------    -------------     -------------     ----------------

     Unit value, end of period................    $         1.19             1.28              1.20                  .99
                                                  ==============    =============     =============     ================

     MICRO-CAP GROWTH


                                                                                                          PERIOD FROM
                                                             YEAR ENDED                                 OCTOBER 1, 1997*
                                                            DECEMBER 31,                                 TO DECEMBER 31,
                                                  -------------------------------------------------     ----------------
                                                       2000             1999               1998                1997
                                                  --------------    -------------     -------------     ----------------
     Unit value, beginning of period..........    $         2.36              .95               .84                 1.00
                                                  --------------    -------------     -------------     ----------------

     Income from investment operations:

         Net investment income (loss).........              (.01)              --                --                   --
         Net gains or losses on securities
            (both realized and unrealized)....              (.49)            1.41               .11                 (.16)
                                                  --------------    -------------     -------------     ----------------

            Total from investment operations..              (.50)            1.41               .11                 (.16)
                                                  --------------    -------------     -------------     ----------------

     Unit value, end of period................    $         1.86             2.36               .95                  .84
                                                  ==============    =============     =============     ================

* Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

     REAL ESTATE SECURITIES

                                                                                       PERIOD FROM
                                                               YEAR ENDED            APRIL 1, 1998 *
                                                              DECEMBER 31,           TO DECEMBER 31,
                                                  --------------------------------------------------
                                                       2000             1999              1998
                                                  --------------     ------------    ---------------
     Unit value, beginning of period..........    $          .82              .85               1.00
                                                  --------------     ------------    ---------------

     Income (loss) from investment operations:

         Net investment income................               .10              .08                .08
         Net gains or losses on securities
            (both realized and unrealized)....               .11             (.11)              (.23)
                                                  --------------     ------------    ---------------

            Total from investment operations..               .21             (.03)              (.15)
                                                  --------------     ------------    ---------------

     Unit value, end of period................    $         1.03              .82                .85
                                                  ==============     ============    ===============

     TEMPLETON DEVELOPMENT MARKETS


                                                                                                        PERIOD FROM
                                                               YEAR ENDED                             OCTOBER 2, 1997*
                                                              DECEMBER 31,                            TO DECEMBER 31,
                                                  --------------------------------------------------  ---------------
                                                       2000              1999              1998              1997
                                                  ---------------   --------------   ---------------   --------------
     Unit value, beginning of period..........  $            .84              .55               .70             1.00
                                                  ---------------   --------------   ---------------   --------------

     Income from investment operations:

         Net investment income................                --               --               .01               --
         Net gains or losses on securities
            (both realized and unrealized)....              (.27)             .29              (.16)            (.30)
                                                  ---------------   --------------   ---------------   --------------

            Total from investment operations..              (.27)             .29              (.15)            (.30)
                                                  ---------------   --------------   ---------------   --------------

     Unit value, end of period................  $            .57              .84               .55              .70
                                                ================    ==============   ===============   ==============

     TEMPLETON ASSET STRATEGY


                                                    PERIOD FROM
                                                  AUGUST 1, 2000*
                                                  TO DECEMBER 31,
                                                  ---------------
                                                       2000
                                                  ---------------
     Unit value, beginning of period..........    $          1.00
                                                  ---------------

     Income from investment operations:

         Net investment income................                 --
         Net gains or losses on securities
            (both realized and unrealized)....               (.03)
                                                  ---------------

            Total from investment operations..               (.03)
                                                  ---------------

     Unit value, end of period................    $           .97
                                                  ===============

     * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

     FRANKLIN SMALL CAP

                                                                 PERIOD FROM
                                                               AUGUST 1, 2000*
                                                               TO DECEMBER 31,
                                                             ------------------
                                                                     2000
                                                             ------------------
     Unit value, beginning of period..........               $             1.00
                                                             ------------------

     Income from investment operations:

         Net investment income................                               --
         Net gains or losses on securities
            (both realized and unrealized)....                             (.19)
                                                             ------------------

            Total from investment operations..                             (.19)
                                                             ------------------

     Unit value, end of period................               $              .81
                                                             ==================


     FIDELITY VIP MID CAP
                                                                 PERIOD FROM
                                                              FEBRUARY 1, 2000*
                                                               TO DECEMBER 31,
                                                             -------------------
                                                                     2000
                                                             -------------------
     Unit value, beginning of period..........               $              1.00
                                                             -------------------

     Income from investment operations:

         Net investment income................                                --
         Net gains or losses on securities
            (both realized and unrealized)....                               .25
                                                             -------------------

            Total from investment operations..                               .25
                                                             -------------------

     Unit value, end of period................               $              1.25
                                                            ===================


     FIDELITY VIP CONTRAFUND
                                                                 PERIOD FROM
                                                              FEBRUARY 1, 2000*
                                                               TO DECEMBER 31,
                                                             -------------------
                                                                     2000
                                                             -------------------
     Unit value, beginning of period..........               $              1.00
                                                             -------------------

     Income from investment operations:

         Net investment income................                                --
         Net gains or losses on securities
            (both realized and unrealized)....                              (.05)
                                                             -------------------

            Total from investment operations..                              (.05)
                                                             -------------------

     Unit value, end of period................               $               .95
                                                             ===================

* Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

     FIDELITY VIP EQUITY INCOME


                                                                        PERIOD FROM
                                                                     FEBRUARY 1, 2000*
                                                                      TO DECEMBER 31,
                                                                    -------------------
                                                                            2000
                                                                    -------------------
          Unit value, beginning of period............               $              1.00
                                                                    -------------------

          Income from investment operations:

              Net investment income..................                                --
              Net gains or losses on securities
                 (both realized and unrealized)......                               .14
                                                                    -------------------

                 Total from investment operations....                               .14
                                                                    -------------------

          Unit value, end of period..................               $              1.14
                                                                    ===================


     JANUS ASPEN CAPITAL APPRECIATION

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               ------------------
                                                                       2000
                                                               ------------------
     Unit value, beginning of period............               $             1.00
                                                               ------------------

     Income from investment operations:

         Net investment income..................                              .01
         Net gains or losses on securities
            (both realized and unrealized)......                             (.19)
                                                               ------------------

            Total from investment operations....                             (.18)
                                                               ------------------

     Unit value, end of period..................               $              .82
                                                               ==================


     JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               ------------------
                                                                       2000
                                                               ------------------
     Unit value, beginning of period............               $             1.00
                                                               ------------------

     Income from investment operations:

         Net investment income..................                              .01
         Net gains or losses on securities
            (both realized and unrealized)......                             (.18)
                                                               ------------------

            Total from investment operations....                             (.17)
                                                               ------------------

     Unit value, end of period..................               $              .83
                                                               ==================

     * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

       WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL PORTFOLIO


                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -------------------
                                                                       2000
                                                               -------------------
       Unit value, beginning of period.................        $              1.00
                                                               -------------------

       Income from investment operations:

           Net investment income.......................                         --
           Net gains or losses on securities
              (both realized and unrealized)...........                       (.25)
                                                               -------------------

              Total from investment operations.........                       (.25)
                                                               -------------------

       Unit value, end of period.......................        $               .75
                                                               ===================

       * Commencement of the segregated sub-account's operations.

Independent Auditors' Report

The Board of Directors

Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota

February 9, 2001

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2000 and 1999

                                  Assets

                                                         2000        1999
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,501,951 and $4,868,584)                        $ 4,623,058 $ 4,803,568
   Held-to-maturity, at amortized cost (fair value
    $886,315 and $968,852)                                860,632     974,814
  Equity securities, at fair value (cost $561,236 and
   $587,014)                                              638,032     770,269
  Mortgage loans, net                                     664,853     696,672
  Real estate, net                                         17,520      36,793
  Finance receivables, net                                128,545     134,812
  Policy loans                                            250,246     237,335
  Short-term investments                                  139,107      93,993
  Private equities (cost $293,333 and $232,412)           464,303     284,797
  Other invested assets                                   233,346      53,919
                                                      ----------- -----------
   Total investments                                    8,019,642   8,086,972
  Cash                                                     67,951     116,803
  Deferred policy acquisition costs                       711,546     713,217
  Accrued investment income                                91,887      93,385
  Premiums receivable, net                                109,062      94,171
  Property and equipment, net                              67,095      59,223
  Reinsurance recoverables                                587,335     194,940
  Other assets                                             59,862      58,449
  Separate account assets                               8,201,803   8,931,456
                                                      ----------- -----------
     Total assets                                     $17,916,183 $18,348,616
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,061,213 $ 4,234,183
  Future policy and contract benefits                   1,875,370   1,826,953
  Pending policy and contract claims                      107,015      90,762
  Other policyholders funds                               472,108     451,056
  Policyholders dividends payable                          55,813      51,749
  Unearned premiums and fees                              210,878     208,013
  Federal income tax liability:
   Current                                                 44,060      63,104
   Deferred                                               192,525     125,094
  Other liabilities                                       488,938     441,778
  Notes payable                                           185,000     218,000
  Separate account liabilities                          8,156,131   8,882,060
                                                      ----------- -----------
   Total liabilities                                   15,849,051  16,592,752
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                       5,000       5,000
  Additional paid in capital                                3,000       3,000
  Retained earnings                                     1,811,707   1,629,787
  Accumulated other comprehensive income                  247,425     118,077
                                                      ----------- -----------
   Total stockholder's equity                           2,067,132   1,755,864
                                                      ----------- -----------
     Total liabilities and stockholder's equity       $17,916,183 $18,348,616
                                                      =========== ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2000, 1999 and 1998

                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  761,451  $  697,799  $  577,693
  Policy and contract fees                   359,980     331,110     300,361
  Net investment income                      575,900     540,056     531,081
  Net realized investment gains              147,623      79,615     114,652
  Finance charge income                       31,000      31,969      35,880
  Other income                                89,386      81,135      73,498
                                          ----------  ----------  ----------
    Total revenues                         1,965,340   1,761,684   1,633,165
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     697,396     667,207     519,926
  Interest credited to policies and con-
   tracts                                    289,298     282,627     290,870
  General operating expenses                 379,933     358,387     360,916
  Commissions                                123,463     110,645     110,211
  Administrative and sponsorship fees         80,288      79,787      80,183
  Dividends to policyholders                  19,526      18,928      25,159
  Interest on notes payable                   26,146      24,282      22,360
  Amortization of deferred policy acqui-
   sition costs                              185,962     123,455     148,098
  Capitalization of policy acquisition
   costs                                    (180,689)   (152,602)   (166,140)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,621,323   1,512,716   1,391,583
                                          ----------  ----------  ----------
      Income from operations before taxes    344,017     248,968     241,582
  Federal income tax expense (benefit):
    Current                                  113,700      75,172      93,584
    Deferred                                  (4,403)     (1,439)    (15,351)
                                          ----------  ----------  ----------
      Total federal income tax expense       109,297      73,733      78,233
                                          ----------  ----------  ----------
        Net income                        $  234,720  $  175,235  $  163,349
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $      --   $     (947)
  Unrealized gains (losses) on securities    129,348     (85,538)     47,889
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    129,348     (85,538)     46,942
                                          ----------  ----------  ----------
        Comprehensive income              $  364,068  $   89,697  $  210,291
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998

                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $    5,000  $      --
  Issued during the year                         --          --        5,000
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $      --   $      --
  Contribution                                   --        3,000         --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,629,787  $1,513,661  $1,380,012
  Net income                                 234,720     175,235     163,349
  Retained earnings transfer for common
   stock issued                                  --          --       (5,000)
  Dividends to stockholder                   (52,800)    (59,109)    (24,700)
                                          ----------  ----------  ----------
    Total retained earnings               $1,811,707  $1,629,787  $1,513,661
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  118,077  $  203,615  $  156,673
  Change in unrealized appreciation (de-
   preciation) of investments                129,348     (85,538)     47,889
  Change in unrealized gain on foreign
   currency translation                          --          --         (947)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  247,425  $  118,077  $  203,615
                                          ==========  ==========  ==========
      Total stockholder's equity          $2,067,132  $1,755,864  $1,722,276
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2000, 1999 and 1998

                                               2000         1999         1998
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $   234,720  $   175,235  $   163,349
Adjustments to reconcile net income to net
 cash
 provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                289,298      282,627      290,870
 Fees deducted from policy and contract
  balances                                     (222,243)    (217,941)    (212,901)
 Change in future policy benefits                48,417       68,578       56,716
 Change in other policyholders liabili-
  ties                                           23,655       29,426       11,965
 Amortization of deferred policy acquisi-
  tion costs                                    185,962      123,455      148,098
 Capitalization of policy acquisition
  costs                                        (180,689)    (152,602)    (166,140)
 Change in premiums receivable                  (14,891)     (31,562)       5,421
 Change in federal income tax liabilities       (23,447)      14,598       (7,455)
 Net realized investment gains                 (147,623)     (79,615)    (114,652)
 Change in reinsurance recoverables            (406,852)     (18,257)     (26,557)
 Other, net                                     110,107       (9,057)      57,081
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                             (103,586)     184,885      205,795
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,373,968    1,856,757    1,835,955
 Equity securities                              791,354      705,050      621,125
 Real estate                                      4,226        7,341        7,800
 Private equities                                46,012       28,128       20,025
 Other invested assets                           18,554        5,731          822
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      306,017      345,677      414,726
 Fixed maturity securities, held-to-matu-
  rity                                          127,450      122,704      148,848
 Mortgage loans                                 100,617      116,785      126,066
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (1,390,655)  (2,432,049)  (2,384,720)
 Fixed maturity securities, held-to-matu-
  rity                                          (13,897)      (8,446)     (99,989)
 Equity securities                             (634,873)    (613,596)    (610,553)
 Mortgage loans                                 (68,685)    (130,013)    (141,008)
 Real estate                                        (99)      (1,016)      (5,612)
 Private equities                               (84,239)     (79,584)     (64,811)
 Other invested assets                           (2,689)     (11,435)     (10,871)
Finance receivable originations or pur-
 chases                                        (180,433)     (74,989)     (77,141)
Finance receivable principal payments           176,053       88,697      109,277
Other, net                                      (96,556)     (91,346)     104,519
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              472,125     (165,604)      (5,542)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      497,868      448,012      952,622
Withdrawals from annuity and insurance
 contracts                                     (689,749)    (478,775)  (1,053,844)
Proceeds from issuance of debt                      --        50,000       40,000
Payments on debt                               (123,000)     (49,000)     (31,000)
Dividends paid to stockholder                   (52,800)     (83,809)         --
Other, net                                       (4,596)      (7,008)      (4,467)
                                            -----------  -----------  -----------
   Net cash used for financing activities      (372,277)    (120,580)     (96,689)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                                (3,738)    (101,299)     103,564
Cash and short-term investments, beginning
 of year                                        210,796      312,095      208,531
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   207,058  $   210,796  $   312,095
                                            ===========  ===========  ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(1) Nature of Operations

Description of Business

The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 2000 for these business units were $690,624,000, $306,113,000, $469,050,000,
$183,443,000 and $79,960,000, respectively. Additional revenues of $236,150,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure

Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Insurance Revenues and Expenses

Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs

The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $13,314,000 and $7,790,000 and amortized software expense of $5,014,000 and $1,716,000 as of December 31, 2000 and 1999
respectively.

Finance Charge Income and Receivables

Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments

Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select assets classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2000 and 1999, was $7,334,000 and $7,101,000, respectively.

   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments

During the fourth quarter of 2000, the Company sold all of its investments in international bonds denominated in foreign currencies. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. Upon sale of the international investments, the Company purchased offsetting forward contracts, such that upon close date of the existing contracts, there is expected to be no material impact to the Company's results of operations or financial position. Notional amounts of the forward contracts for the years ended December 31, 2000 and 1999, were $65,771,000 and $98,606,000, respectively.

   In June 1998, the FASB issued Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities, which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In June 1999, the FASB issued Statement No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)

postponed the adoption date of FAS 133. As such, the Company is not required to adopt FAS 133 until the year 2001. The Company will adopt FAS 133 effective January 1, 2001. As part of the adoption, the Company has elected to exercise the one-time option available under FAS 133 to reclassify all of its held-to-maturity fixed income securities to the available-for-sale category. The Company has estimated an impact for this change of approximately $17,000,000 to other comprehensive income. The Company expects no other material impacts to its results of operations or financial position due to the adoption of FAS 133.

Capital Gains and Losses

Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Securities Lending

Beginning in 2000, the Company engaged in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 110% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. At December 31, 2000, $72,372,000 of securities were loaned to other financial institutions, consisting of common stock investments. As of December 31, 2000, the collateral associated with securities lending was $77,124,000.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet in other invested assets and other liabilities, respectively. Additionally, the securities on loan at year-end are included in other invested assets in the consolidated balance sheet.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $131,841,000 and $118,118,000 at December 31, 2000 and 1999, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 2000, 1999 and 1998, were $13,723,000, $11,749,000 and $10,765,000, respectively.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $45,672,000 and $49,396,000 at December 31, 2000 and 1999, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reclassifications

Certain 1999 and 1998 consolidated financial statement balances have been reclassified to conform to the 2000 presentation.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2000 and 1999, the total participating business in force was $20,372,806,000 and $21,565,675,000, respectively.

Income Taxes

The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the corporation. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $429,168  $428,286  $445,220
Equity securities            52,097    29,282    12,183
Mortgage loans               54,313    54,596    54,785
Real estate                   3,697        11      (236)
Policy loans                 17,371    16,016    15,502
Short-term investments       14,257     5,829     6,147
Private equities              3,191     4,114     1,908
Other invested assets         5,404     6,278     1,918
                           --------  --------  --------
  Gross investment income   579,498   544,412   537,427
Investment expenses          (3,598)   (4,356)   (6,346)
                           --------  --------  --------
  Total                    $575,900  $540,056  $531,081
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(57,955) $(31,404) $ 43,244
Equity securities           177,243    91,591    47,526
Mortgage loans                 (419)    1,344     3,399
Real estate                  (2,456)    4,806     7,809
Private equities             28,128    13,983     6,336
Other invested assets         3,082      (705)    6,338
                           --------  --------  --------
  Total                    $147,623  $ 79,615  $114,652
                           ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  2000      1999      1998
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 10,926  $ 28,619  $ 56,428
  Gross realized losses                          (68,881)  (60,023)  (13,184)
Equity securities:
  Gross realized gains                           260,022   143,180   107,342
  Gross realized losses                          (82,779)  (51,589)  (59,816)
Private equities:
  Gross realized gains                            29,076    14,558    13,563
  Gross realized losses                             (948)     (575)   (7,227)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2000       1999
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 523,768  $ 361,895
Gross unrealized losses                           (147,016)  (184,268)
Adjustment to deferred acquisition costs               --        (414)
Adjustment to unearned policy and contract fees        --        (473)
Deferred federal income taxes                     (129,327)   (58,663)
                                                 ---------  ---------
  Net unrealized gains                           $ 247,425  $ 118,077
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                 4,706      186       55      4,837
  Corporate securities            2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities      1,445,158   27,463    9,411  1,463,210
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated    418,307  111,964   59,457    470,814
  Equity securities-affiliated
   mutual funds                     142,929   24,332       43    167,218
                                 ---------- -------- -------- ----------
    Total equity securities         561,236  136,296   59,500    638,032
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities              750,121   29,855    5,997    773,979
  Mortgage-backed securities        110,511    4,474    2,649    112,336
                                 ---------- -------- -------- ----------
    Total held-to-maturity          860,632   34,329    8,646    886,315
                                 ---------- -------- -------- ----------
      Total                      $5,923,819 $378,536 $154,950 $6,147,405
                                 ========== ======== ======== ==========

                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 1999
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  151,864 $     32 $  8,299 $  143,597
  Foreign governments               122,505      678    7,913    115,270
  Corporate securities            3,088,999  108,203  117,543  3,079,659
  International bond securities      28,979      --     2,633     26,346
  Mortgage-backed securities      1,476,237    4,867   42,408  1,438,696
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated    463,089  142,583    2,745    602,927
  Equity securities-affiliated
   mutual funds                     123,925   44,014      597    167,342
                                 ---------- -------- -------- ----------
    Total equity securities         587,014  186,597    3,342    770,269
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities              848,689   15,965   21,492    843,162
  Mortgage-backed securities        126,125    2,584    3,019    125,690
                                 ---------- -------- -------- ----------
    Total held-to-maturity          974,814   18,549   24,511    968,852
                                 ---------- -------- -------- ----------
      Total                      $6,430,412 $318,926 $206,649 $6,542,689
                                 ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   51,759 $   76,245 $  4,929  $  4,968
Due after one year through five years   1,075,369  1,120,073  160,974   165,847
Due after five years through ten
 years                                  1,092,617  1,131,291  332,437   344,968
Due after ten years                       837,048    832,239  251,781   258,196
                                       ---------- ---------- --------  --------
                                        3,056,793  3,159,848  750,121   773,979
Mortgage-backed securities              1,445,158  1,463,210  110,511   112,336
                                       ---------- ---------- --------  --------
  Total                                $4,501,951 $4,623,058 $860,632  $886,315
                                       ========== ========== ========  ========

   At December 31, 2000 and 1999, fixed maturity securities and short-term investments with a carrying value of $14,902,000 and $13,457,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2000 and 1999, no mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2000 and 1999.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,500
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --     --
                                                         ------ ------ ------
Balance at end of year                                   $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    2 $    4 $   14
Interest income on impaired mortgage loans--contractual     --       4     18
Interest income on impaired mortgage loans--collected       --       4     17

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2000 and 1999, HRA has drawn $14,523,000 and $13,574,000 on this loan contingency agreement and accrued interest of $3,015,000 and $1,795,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2000      1999
                                     --------  --------
                                      (In thousands)
Direct installment loans             $119,310  $127,379
Retail installment notes               12,432     9,199
Retail revolving credit                   677     3,457
Accrued interest                        2,462     2,505
                                     --------  --------
  Gross receivables                   134,881   142,540
Allowance for uncollectible amounts    (6,336)   (7,728)
                                     --------  --------
    Finance receivables, net         $128,545  $134,812
                                     ========  ========

   The direct installment loans, at December 31, 2000 and 1999, consisted of $90,466,000 and $83,376,000, respectively, of discount basis loans (net of unearned finance charges) and $28,844,000 and $44,003,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $19 million and $27 million of real estate secured loans at December 31, 2000 and 1999, respectively. Revolving credit loans included approximately $0.5 million and $3 million of real estate secured loans at December 31, 2000 and 1999, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2000 and 1999, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2000 and 1999, principal cash collections of direct installment loans were $60,800,000 and $73,000,000, respectively, and the percentages of these cash collections to average net balances were 52% and 54%, respectively. Retail installment notes' principal cash collections to average net balances were $15,470,000 and $12,891,000, respectively, and the percentages of these cash collections to average net balances were 149% and 128%, respectively.

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2000 and 1999 was 4.7% and 5.4%, respectively. Changes in the allowance for losses for the periods ended December were as follows:

                                         2000      1999      1998
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  7,728  $ 16,076  $ 20,545
Provision for credit losses               6,244     5,434    10,712
Allowance applicable to bulk purchase       --        125       --
Charge-offs                             (10,523)  (16,712)  (18,440)
Recoveries                                2,887     2,805     3,259
                                       --------  --------  --------
Balance at end of year                 $  6,336  $  7,728  $ 16,076
                                       ========  ========  ========

   At December 31, 2000, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2000 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2000          $2,742       147    $2,889
Related allowance for credit losses    $  940       --     $  940

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2000. The average quarterly balance of impaired loans during the year ended December 31, 2000 and 1999, was $3,544,000 and $5,758,000 for installment basis loans and $634,000 and $6,214,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2000.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                             2000     1999     1998
                           --------  -------  -------
                                (In thousands)
Computed tax expense       $120,406  $87,139  $84,553
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                   (4,696)  (3,127)  (1,730)
  Special tax on mutual
   life insurance compa-
   nies                      (5,235)  (9,568)  (3,455)
  Foundation gain              (568)    (538)     --
  Tax credits                (3,400)  (4,500)  (4,416)
  Expense adjustments and
   other                      2,790    4,327    3,281
                           --------  -------  -------
    Total tax expense      $109,297  $73,733  $78,233
                           ========  =======  =======

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2000     1999
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 11,899 $ 23,622
  Pension and post retirement benefits                  34,079   30,151
  Tax deferred policy acquisition costs                 90,600   91,976
  Deferred gain on individual disability coinsurance    22,152      --
  Net realized capital losses                           12,688    6,709
  Other                                                 13,023   18,295
                                                      -------- --------
    Gross deferred tax assets                          184,441  170,753
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,195 $198,501
  Premiums                                              14,525   10,593
  Real estate and property and equipment depreciation    6,478   14,642
  Basis difference on investments                       21,307    8,092
  Net unrealized capital gains                         129,327   58,973
  Other                                                  7,134    5,046
                                                      -------- --------
    Gross deferred tax liabilities                     376,966  295,847
                                                      -------- --------
      Net deferred tax liability                      $192,525 $125,094
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2000 and 1999 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   Income taxes paid for the years ended December 31, 2000, 1999 and 1998, were $132,744,000, $59,905,000 and $91,259,000, respectively.

   During 2000, the Internal Revenue Service (IRS) completed their field audit of the Company's 1997, 1996 and 1995 tax returns. All taxes assessed as a result of the audit were paid, however, one issue is being taken to the appeals level. The Company's tax returns for 1998 and later are expected to be under examination by the IRS in the coming year. The Company believes that any additional taxes refunded or assessed, as a result of the resolution of the one remaining issue from 1997, 1996 and 1995 and the examination for 1998 and later will not have a material effect on its financial position.

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2000       1999     1998
                                ---------  -------- --------
                                      (In thousands)
Balance at January 1            $ 470,501  $435,079 $409,249
  Less: reinsurance recoverable   121,395   108,918  104,741
                                ---------  -------- --------
Net balance at January 1          349,106   326,161  304,508
                                ---------  -------- --------
Incurred related to:
  Current year                     95,703    92,421   92,793
  Prior years                      11,761    19,435   14,644
                                ---------  -------- --------
Total incurred                    107,464   111,856  107,437
                                ---------  -------- --------
Paid related to:
  Current year                     28,968    25,084   27,660
  Prior years                      58,557    63,827   58,124
                                ---------  -------- --------
Total paid                         87,525    88,911   85,784
                                ---------  -------- --------
Individual disability transfer   (292,752)      --       --
                                ---------  -------- --------
Net balance at December 31         76,293   349,106  326,161
  Plus: reinsurance recoverable   404,357   121,395  108,918
                                ---------  -------- --------
Balance at December 31          $ 480,650  $470,501 $435,079
                                =========  ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $11,761,000, $19,435,000 and $14,644,000 in
2000, 1999 and 1998, respectively, which includes the amortization of discount on individual accident and health claim reserves of $14,016,000, $13,918,000, $14,256,000 in 2000, 1999 and 1998, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2000      1999      2000      1999
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $197,025  $181,439  $ 33,720  $ 31,236
Service cost                               8,895     8,272     1,454     1,419
Interest cost                             15,058    13,132     2,314     2,340
Amendments                                   --      4,385       --        --
Actuarial gain                            (4,229)   (4,143)   (3,987)      (33)
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $210,342  $197,025  $ 31,552  $ 33,720
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at the be-
 ginning of the year                    $159,694  $146,710  $    --   $    --
Actual return on plan assets               6,987    12,948       --        --
Employer contribution                      6,897     6,096     1,949     1,242
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Fair value of plan assets at the end
 of year                                $167,171  $159,694  $    --   $    --
                                        ========  ========  ========  ========
Funded status                           $(43,171) $(37,330) $(31,552) $(33,720)
Unrecognized net actuarial loss (gain)     8,004     6,812    (9,629)   (6,089)
Unrecognized prior service cost (bene-
 fit)                                      7,770     8,723    (1,959)   (2,472)
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(31,624) $(27,980) $(43,170) $(42,395)
Intangible asset                           4,227     6,185        30       114
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Weighted average assumptions as of De-
 cember 31:
Discount rate                               8.00%     7.50%     8.00%     7.50%
Expected return on plan assets              8.26%     8.27%      --        --
Rate of compensation increase               5.36%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2006 and remain at that level thereafter.

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2000      1999      1998     2000    1999    1998
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  8,895  $  8,272  $  8,402  $1,454  $1,419  $1,375
Interest cost               15,058    13,132    10,436   2,314   2,340   1,713
Expected return on plan
 assets                    (13,151)  (12,080)  (10,978)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       578    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   743       459       190    (448)   (195)   (559)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,499  $ 10,737  $  8,628  $2,807  $3,051  $2,016
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $50,689,000, $39,217,000 and $19,772,000, respectively, as of December 31, 2000, and $45,610,000, $36,376,000 and
$18,500,000, respectively, as of December 31, 1999.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2000 by $5,546,681 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2000 by $860,218. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2000 by $4,411,283 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2000 by $650,502.

Profit Sharing Plans

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2000, 1999 and 1998 of $8,794,000, $6,003,000 and $7,145,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2000      1999      1998
                     --------  --------  --------
                           (In thousands)
Direct premiums      $697,933  $662,775  $553,408
Reinsurance assumed   129,800   102,154    91,548
Reinsurance ceded     (66,282)  (67,130)  (67,263)
                     --------  --------  --------
  Net premiums       $761,451  $697,799  $577,693
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $73,484,000, $71,922,000 and $64,174,000 during 2000, 1999 and 1998, respectively.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transferred 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2000 and 1999, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2000 and 1999, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2000 and 1999 as those investment contracts have no defined maturity and are similar to a

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        2000                  1999
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,623,058 $4,623,058 $4,803,568 $4,803,568
  Held-to-maturity                 860,632    886,315    974,814    968,852
Equity securities                  638,032    638,032    770,269    770,269
Securities on loan                  72,372     72,372        --         --
Mortgage loans:
  Commercial                       664,818    679,245    625,196    605,112
  Residential                           35         36     71,476     73,293
Policy loans                       250,246    250,246    237,335    237,335
Short-term investments             139,107    139,107     93,993     93,993
Cash                                67,951     67,951    116,803    116,803
Finance receivables, net           128,545    128,545    134,812    134,812
Private equities                   464,303    464,303    284,797    284,797
Foreign currency exchange con-
 tract                                  84         84        655        655
                                ---------- ---------- ---------- ----------
    Total financial assets      $7,909,183 $7,949,294 $8,113,718 $8,089,489
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         2000                  1999
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,620,378 $1,612,386 $1,822,302 $1,810,820
Annuity certain contracts            61,513     61,515     61,424     61,759
Other fund deposits                 895,854    891,581    921,339    912,354
Guaranteed investment contracts         --         --         116        116
Supplementary contracts without
 life contingencies                  39,125     40,489     43,050     43,126
Notes payable                       185,000    188,025    218,000    221,233
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $2,801,870 $2,793,996 $3,066,231 $3,049,408
                                 ========== ========== ========== ==========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable
In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 2000 and 1999. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2000     1999
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       60,000   93,000
                                                          -------- --------
  Total notes payable                                     $185,000 $218,000
                                                          ======== ========

   At December 31, 2000, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2001, $26,000,000; 2002, $22,000,000;
2003, $12,000,000; 2004, $0; 2005, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2000.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2000 and 1999, the outstanding balance of this line of credit was zero and $90,000,000, respectively.

   Interest paid on debt for the years ended December 31, 2000, 1999 and 1998, was $26,775,000, $24,120,000 and $25,008,000, respectively.

(12) Other Comprehensive Income
Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities, and unrealized foreign currency translation adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                                  2000       1999       1998
                                                ---------  ---------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $     --   $     --   $    --
    Less: reclassification adjustment for gains
     included in net income                           --         --     (1,457)
                                                ---------  ---------  --------
                                                      --         --     (1,457)
  Unrealized gains (loss) on securities           347,234    (59,499)  162,214
    Less: reclassification adjustment for gains
     included in net income                      (147,416)   (74,170)  (90,770)
                                                ---------  ---------  --------
                                                  199,818   (133,669)   71,444
  Income tax expense related to items of other
   comprehensive income                           (70,470)    48,131   (23,045)
                                                ---------  ---------  --------
  Other comprehensive income (loss), net of tax $ 129,348  $ (85,538) $ 46,942
                                                =========  =========  ========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2000 statutory results, the maximum amount available for the payment of dividends during 2001 by Minnesota Life Insurance Company without prior regulatory approval is $146,700,000 after December 21, 2001.

(14) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings incidental to its business. Pending proceedings include nine lawsuits filed by some former clients and cross-claims by some former business associates of a former general agent convicted of embezzling money from clients. Although the Company tendered repayment to all clients with interest, these claimants seek additional compensation, primarily punitive damages for various alleged wrongs. The Company believes it has meritorious defenses and it intends to resist these claims vigorously. The Company is unable, at this time, to reasonably determine the possible impact on its financial position from these lawsuits because the outcome of the litigation cannot be predicted.

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $135,600,000 and $183,200,000 as of December 31, 2000 and 1999, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equities and real estate investments totaling $159,362,000 as of December 31, 2000. The Company estimates that $60,000,000 of these commitments will be invested in 2001, with the remaining $99,362,000 invested over the next four years.

   As of December 31, 2000, the Company had committed to purchase bonds and mortgage loans totaling $35,450,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum gross rental commitments under such leases are as follows: 2001, $13,552,000; 2002, $5,996,000; 2003, $2,087,000; 2004,
$1,392,000; 2005, $47,000. The Company sub-lets space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2001, $2,231,000; 2002, $2,224,000; 2003, $2,264,000; 2004, $1,755,000; 2005,
$631,000.

   At December 31, 2000, the Company had guaranteed the payment of $82,200,000 in policyholders dividends and discretionary amounts payable in 2001. The Company has pledged bonds, valued at $83,915,000 to secure this guarantee.

Minnesota Life Insurance Company and Subsidiaries

(14) Commitments and Contingencies (continued)
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2000 and 1999 the liability was $(652,000) and $(352,000), respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,139,000 and $5,485,000 for the periods ending December 31, 2000 and 1999, respectively. These assets are being amortized over a five-year period.

   At December 31, 2000, the Company had guaranteed the payment of approximately $121,592,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(15) Statutory Financial Data
The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         2000        1999
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,304,825  $1,089,474
Adjustments:
  Deferred policy acquisition costs                      710,931     712,532
  Net unrealized investment gains                        136,761     (49,572)
  Statutory asset valuation reserve                      347,800     310,626
  Statutory interest maintenance reserve                  10,440      30,984
  Premiums and fees deferred or receivable               (70,957)    (69,618)
  Change in reserve basis                                111,657     115,718
  Change in deferred reinsurance gain                    (58,877)        --
  Separate accounts                                      (49,098)    (64,860)
  Unearned policy and contract fees                     (143,220)   (144,157)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (192,525)   (125,094)
  Pension benefit liabilities                            (45,673)    (37,722)
  Non-admitted assets                                     55,395      36,205
  Policyholders dividends                                 66,622      62,268
  Other                                                    8,051      14,080
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $2,067,132  $1,755,864
                                                      ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

(15) Statutory Financial Data (continued)

                                                As of December 31
                                            ----------------------------
                                              2000      1999      1998
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $251,003  $167,957  $104,609
Adjustments:
  Deferred policy acquisition costs           (5,203)   29,164    18,042
  Statutory interest maintenance reserve     (20,544)  (18,931)   25,746
  Premiums and fees deferred or receivable    (1,264)    3,686       708
  Change in reserve basis                      3,783     2,555     3,011
  Separate accounts                           15,762    (8,044)   (5,644)
  Deferred reinsurance gain                   (4,413)      --        --
  Unearned policy and contract fees            1,645    (8,696)   (7,896)
  Realized gains (losses)                    (11,747)    4,143    12,438
  Net deferred income taxes                    4,403     1,439    15,351
  Policyholders dividends                      4,354     1,620     1,194
  Other                                       (3,059)      342    (4,210)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $234,720  $175,235  $163,349
                                            ========  ========  ========

   Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the NAIC approved a project to codify statutory accounting practices (Codification), which continues to encompass both prescribed and permitted practices as described above. Codification is effective on January 1, 2001. Any amounts identified as a change due to implementing Codification are required to be recorded as an adjustment to statutory surplus. The Company has determined that Codification will have an impact of increasing statutory surplus by approximately $39,000,000.

(16) Subsequent Events

On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 600 plans with associated fixed and variable assets of approximately $750,000,000 are expected to transfer under either an assumption or indemnity reinsurance agreement.

Minnesota Life Insurance Company and Subsidiaries

                                Schedule I

                    Summary of Investments--Other than

                      Investments in Related Parties

                             December 31, 2000

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  141,759 $  147,251    $  147,251
  Foreign governments                       4,706      4,837         4,837
  Public utilities                        294,786    305,007       300,894
  Mortgage-backed securities            1,555,669  1,575,546     1,573,721
  All other corporate bonds             3,365,663  3,476,732     3,456,987
                                       ---------- ----------    ----------
      Total bonds                       5,362,583  5,509,373     5,483,690
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        2,631      3,865         3,865
    Banks, trusts and insurance compa-
     nies                                  49,328     54,558        54,558
    Industrial, miscellaneous and all
     other                                483,159    555,431       555,431
  Nonredeemable preferred stocks           26,118     24,178        24,178
                                       ---------- ----------    ----------
      Total equity securities             561,236    638,032       638,032
                                       ---------- ----------    ----------
Mortgage loans on real estate             666,353     XXXXXX       664,853
Real estate (2)                            17,520     XXXXXX        17,520
Policy loans                              250,246     XXXXXX       250,246
Other long-term investments               655,224     XXXXXX       826,194
Short-term investments                    139,107     XXXXXX       139,107
                                       ---------- ----------    ----------
      Total                             1,728,450        --      1,897,920
                                       ---------- ----------    ----------
Total investments                      $7,652,269 $6,147,405    $8,019,642
                                       ========== ==========    ==========

-------

(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                      See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                               Schedule III

                    Supplementary Insurance Information

                              (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
  health insur-
  ance                88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and li-
  ability insur-
  ance                   --             154         --           --
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and li-
  ability insur-
  ance                   --             441         --           --
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $ 51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568       18,342
 Annuity              68,719      3,186,148          25          424
 Property and li-
  ability insur-
  ance                   --             480         556          --
                    --------     ----------    --------     --------
                    $564,382     $6,001,177    $180,191     $ 70,564
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
  health insur-
  ance                175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and li-
  ability insur-
  ance                    --         500           143          --         319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491           323          --         743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303    $  502,767     $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822       105,336       12,261     93,876
 Annuity               93,992    247,970       225,004       21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986         2,848          --       1,187      103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081    $  835,955     $148,098   $573,670    $ 103
                   =========== ========== ============== ============ ========= ==========

------

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

                     See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                Schedule IV

                                Reinsurance

           For the years ended December 31, 2000, 1999 and 1998

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661      19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850      21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428       0.5%
  Annuity                      21,173         --          --        21,173       --
  Property and liability
   insurance                      273       7,854       7,581          --        --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451      17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============

                     See independent auditors' report.